File No. 333-__________

As filed with the SEC on August  25, 2009
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  __
(Check appropriate box or boxes)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to :
DICKSTEIN SHAPIRO LLP
1825 EYE STREET, NW
WASHINGTON, DC 20006

ACQUISITION OF THE ASSETS OF

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
Each portfolios of Federated Municipal Securities Income Trust

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class B Shares,
of Federated Municipal Securities Fund, Inc.

It is proposed that this filing will become effective on October 1, 2009 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

Prospectus/Proxy Statement - Please Vote today!

VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT!

Federated California Municipal Income Fund and Federated North Carolina Municipal Income Fund, each portfolios of the Federated Municipal Securities Income Trust, will each hold a special meeting of shareholders on November 20, 2009.  It is important for you to vote on the proposals described in this Prospectus/Proxy Statement.  We recommend that you read the Prospectus/Proxy Statement in its entirety.

The following is an introduction to the process and the proposals.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders’ votes for certain types of changes, like the changes included in this Prospectus/Proxy Statement.  You have a right to vote on these changes.

What are the proposals?
It is proposed that the Federated California Municipal Income Fund and the Federated North Carolina Municipal Income Fund (collectively, the “Acquired Funds”) will reorganize with and into Federated Municipal Securities Fund, Inc., (collectively, the “Reorganizations”).

What are the Reorganizations?

If you own shares in:	You will receive shares of:
Federated California Municipal Income Fund	Federated Municipal Securities Fund, Inc.
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Federated North Carolina Municipal Income Fund	Federated Municipal Securities Fund, Inc.
Class A Shares	Class A Shares

Why are the Reorganizations being proposed?
Federated Investment Management Company, the investment adviser to the Acquired Funds and Federated Municipal Securities Fund, Inc. (“Adviser”), recommended the Reorganizations primarily because it believes that Federated Municipal Securities Fund, Inc. is a competitive and more diversified fund that will have lower expense ratios than the Acquired Funds once current voluntary fee waivers on the Acquired Funds are removed.  The Board of Trustees has determined that participation in the Reorganizations is in the best interests of each of the Acquired Funds and their shareholders. See the section entitled “Summary – Reasons for the Proposed Reorganizations” in the Prospectus/Proxy Statement for more information.

When will the Reorganizations for the Acquired Funds occur?
Assuming shareholder approval is obtained, the Reorganization of each Acquired Fund is currently expected to occur after the close of business on or about Friday, December 4, 2009.

What are the tax consequences of the Reorganizations and how will my investment be affected?
•	The Reorganizations are expected to be tax-free transactions under the Internal Revenue Code of 1986, as amended.
•	You will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganizations.
•
If you receive income after the Reorganizations as a shareholder of Federated Municipal SecuritiesFund, Inc., such income may be subject to the personal income taxes imposed by the state of California and California municipalities and by the state of North Carolina (as applicable).

•	Unlike the Acquired Funds, Federated Municipal Securities Fund, Inc., as a Maryland corporation domiciled in Pennsylvania, is subject to the Pennsylvania franchise tax.

In addition to the tax consequences above, how will these Reorganizations affect my investment?
•	You will not pay any sales charges in connection with these Reorganizations.
•
If you hold Class B shares, you will receive credit for the amount of time you held your shares for purposes of the contingent deferred sales charge holding period on the Class B Shares of Federated Municipal Securities Fund, Inc. that you will receive.

•	You will be invested in a diversified, national fund that the Adviser believes is competitive.

See the Prospectus/Proxy Statement for more information on how the Reorganizations may affect your investment.

What will happen to my account?
After the Reorganizations, your current account will be closed and a new account will be opened for you in Federated Municipal Securities Fund, Inc.  This process will occur automatically, with no action required by you.  You will receive shares of Federated Municipal Securities Fund, Inc. with a total dollar value equal to the total dollar value of the Federated California Municipal Income Fund and/or Federated North Carolina Municipal Income Fund shares that you own at the time of the Reorganization.

IMPORTANT: Please do not attempt to exchange your shares in the Acquired Funds yourself, as this will disrupt the management of the portfolios of the Acquired Funds and cause you to incur capital gains or losses.

Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your Federated Municipal Securities Fund, Inc. account. However, if you participate in a systematic investment program you will receive a separate communication regarding your continued participation in any such plan.

How do I vote my shares?
You may vote in person at the special seating of shareholders or complete and return the enclosed Proxy Card.  If  you:

1.	Do not respond at all, we may contact you by telephone to request that you cast your vote.
2.	Sign and return the Proxy Card without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone or on the internet; please refer to your ballot for the appropriate toll-free telephone number and internet address.  If you choose to help save time and postage costs by voting by telephone or via the internet, please do not return your Proxy Card.

If you have not yet voted your shares, you may begin to receive solicitation calls shortly after receipt of the proxy.

Whom do I call if I have questions about this Prospectus/Proxy Statement?
Call your Investment Professional or a Federated Client Service Representative.  Federated’s toll-free number is 1-800-341-7400.

Thank you in advance for your vote and for your continued support of the Federated Funds.

After careful consideration, the Board of Trustees has unanimously approved these proposals. The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposals.

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated California Municipal Income Fund
Federated North Carolina Municipal Income Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD November 20, 2009

TO SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL INCOME FUND and FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND, portfolios of Federated Municipal Securities Income Trust (the “Trust”):

A special meeting of the shareholders of Federated California Municipal Income Fund (the “Federated California Fund”) and Federated North Carolina Municipal Income Fund (the “Federated North Carolina Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern Time), on November 20, 2009, for the following purposes:

1.
For shareholders of the Federated California Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Municipal Securities Fund, Inc. (the “Federated Municipal Fund” or “Corporation”) would acquire the assets of the Federated California Fund in exchange for Class A Shares and Class B Shares of the Federated Municipal Fund to be distributed pro rata by the Federated California Fund to shareholders of its Class A Shares and Class B Shares, respectively, in complete liquidation and dissolution/termination of the Federated California Fund; and

2.
For shareholders of the Federated North Carolina Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Municipal Fund would acquire the assets of the Federated North Carolina Fund in exchange for Class A Shares of the Federated Municipal Fund to be distributed pro rata by the Federated North Carolina Fund to shareholders of its Class A Shares in complete liquidation and dissolution/termination of the Federated North Carolina Fund; and

3.
For shareholders of the Federated California Fund and/or the Federated North Carolina Fund, as applicable, to transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Trustees of the Trust has fixed September 23, 2009, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Trustees,

/s/ John W. McGonigle

John W. McGonigle
Secretary

[_____________], 2009

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD.  IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING.  THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

[____________], 2009

ACQUISITION OF THE ASSETS OF

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

BY AND IN EXCHANGE FOR SHARES OF

FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

AND

ACQUISITION OF THE ASSETS OF

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

BY AND IN EXCHANGE FOR SHARES OF

FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

This Prospectus/Proxy Statement describes the proposals whereby shareholders of Federated California Municipal Income Fund (the “Federated California Fund”) and Federated North Carolina Municipal Income Fund (the “Federated North Carolina Fund”), each portfolios of Federated Municipal Securities Income Trust (the “Trust”), will be asked to vote on at a special meeting of shareholders to be held at 4000 Ericsson Drive, Warrendale, Pennsylvania  15086-7561, at 2:00 p.m., Eastern Time, on November 20, 2009.  (The Federated California Fund and the Federated North Carolina Fund are each also referred to in this Prospectus/Proxy Statement individually, as applicable, as an “Acquired Fund” and, collectively, as the “Acquired Funds”.)  The proposals, and the shareholders entitled to vote on them, are as follows:

1.
Shareholders of the Federated California Fund will be asked to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Municipal Securities Fund, Inc. (the “Federated Municipal Fund” or “Corporation”) would acquire the assets of the Federated California Fund in exchange for Class A Shares and Class B Shares of the Federated Municipal Fund to be distributed pro rata by the Federated California Fund to shareholders of its Class A Shares and Class B Shares, respectively, in complete liquidation and dissolution/termination of the Federated California Fund; and

2.
Shareholders of the Federated North Carolina Fund will be asked to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Municipal Fund would acquire the assets of the Federated North Carolina Fund in exchange for Class A Shares of the Federated Municipal Fund to be distributed pro rata by the Federated North Carolina Fund to shareholders of its Class A Shares in complete liquidation and dissolution/termination of the Federated North Carolina Fund; and

3.
Shareholders of the Federated California Fund and/or the Federated North Carolina Fund, as applicable, will be able to transact such other business as may properly come before the special meeting or any adjournment thereof.

If the proposals are approved, each of the Federated California Fund and the Federated North Carolina Fund would  transfer its assets (except for deferred or prepaid expenses, which are not expected to be material in amount) to the Federated Municipal Fund, in exchange for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund (each a “Reorganization” and, collectively, the “Reorganizations”).  The Acquired Funds will be required to discharge all of their respective liabilities and obligations prior to consummation of the Reorganizations.  The Federated Municipal Fund will be the accounting survivor in each Reorganization.  The Federated Municipal Fund Class A Shares and Class B Shares (as applicable) will be distributed pro rata by the Acquired Funds to their respective shareholders in complete liquidation and dissolution/termination of the Acquired Funds.  As a result of the Reorganizations, each shareholder of the Federated California Fund’s Class A Shares and Class B Shares will become the owner of Class A Shares and Class B Shares, respectively, of the Federated Municipal Fund, and each shareholder of the Federated North Carolina Fund’s Class A Shares will become the owner of Class A Shares of the Federated Municipal Fund, having a total net asset value (“NAV”) equal to the total NAV of the shareholder’s holdings in the Acquired Funds on the date of the Reorganizations (the “Closing Date”).  For purposes of this Prospectus/Proxy Statement, the Acquired Funds and the Federated Municipal Fund may be referred to individually, as applicable, as a “Fund” and, collectively, as the “Funds”.

The investment adviser for the Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund is Federated Investment Management Company (“FIMC” or the “Adviser”).

The Board of Trustees of the Trust determined that participation in the Reorganizations is in the best interests of each of the Acquired Funds, and that the interests of the existing shareholders of each of the Acquired Funds will not be diluted as a result of the Reorganizations.  The Board of Directors of the Federated Municipal Fund determined that participation in the Reorganizations is in the best interests of the Federated Municipal Fund, and that the interests of the existing shareholders of the Federated Municipal Fund will not be diluted as a result of the Reorganizations.  Information on the rationale for the Reorganizations is included in this Prospectus/Proxy Statement in the section entitled “Summary — Rationale for the Proposed Reorganizations.”  For purposes of this Prospectus/Proxy Statement, the Board of Trustees of the Trust and the Board of Directors of the Federated Municipal Fund are each referred to, as applicable, as the “Board”.

The Reorganizations are expected to be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”).  Shareholders of the Acquired Funds should be aware that, because any income from the Federated Municipal Fund is intended only to be exempt from federal regular income tax (rather than both federal regular income tax and the personal income taxes imposed by the state of California and California municipalities or by the state of North Carolina, as applicable), if the Reorganizations are approved, and shareholders of the Acquired Funds receive income after the Reorganizations as shareholders of the Federated Municipal Fund, such income will be subject to the personal income taxes imposed by the state of California and California municipalities and by the state of North Carolina (as applicable).  Since the Federated Municipal Fund is a national fund that invests in securities from multiple states, shareholders of the Acquired Funds generally would continue to receive the benefit of income that is exempt from the personal income taxes imposed by the state of California and California municipalities or by the state of North Carolina, as applicable, only to the extent that (1) the Federated Municipal Fund derives income from its investments in California and North Carolina tax-exempt securities, respectively, and (2) any state-specific requirements for the pass through of tax-exempt income are satisfied.  Given the requirements of California’s state tax laws, it is unlikely that the Federated Municipal Fund will satisfy California’s requirements for the pass through of any of its income to be exempt from personal income taxes imposed by the State of California and California municipalities.  The Federated Municipal Fund normally does not invest in securities subject to the AMT, except in certain circumstances, while the Acquired Funds invest in securities that are subject to the AMT.  The Federated Municipal Fund, as a Maryland corporation domiciled in Pennsylvania, also is subject to the Pennsylvania franchise tax.  The Acquired Funds, as portfolios of the Trust, a Massachusetts business trust domiciled in Pennsylvania, are not subject to the Pennsylvania franchise tax.  For information on the tax consequences of the Reorganizations, see the sections entitled “Summary — Tax Consequences” and “Information About the Reorganizations — Federal Income Tax Consequences” in this Prospectus/Proxy Statement.

For a comparison of the investment objectives, policies, limitations and risks of the Federated California Fund and Federated North Carolina Fund against that of the Federated Municipal Fund, see the section entitled “Summary — Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement.  Information concerning the Class A Shares and Class B Shares of the Federated Municipal Fund compared to the Class A Shares and Class B Shares of the Federated California Fund and the Class A Shares of the Federated North Carolina Fund is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Procedures for Purchasing, Redeeming and Exchanging Shares,” “Summary – Comparative Fee Tables,” “Summary – Comparison of Potential Risks and Rewards; Performance Information” and “Information About the Reorganizations — Description of the Federated California Fund’s, Federated North Carolina Fund’s and Federated Municipal Fund’s Share Classes and Capitalization.”

This Prospectus/Proxy Statement should be retained for future reference.  It sets forth concisely the information about the Funds that a prospective investor should know before voting on the Reorganizations.  This Prospectus/Proxy Statement is accompanied by the Prospectus for the Federated Municipal Fund dated May 31, 2009, which is incorporated herein by reference.  A Statement of Additional Information (“SAI”) for the Federated Municipal Fund dated May 31, 2009 (relating to the Federated Municipal Fund’s Prospectus of the same date), as well as an SAI dated   [____], 2009 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated herein by reference.  The Prospectuses and SAIs dated October 31, 2008, for the Acquired Funds also are incorporated herein by reference.  Further information about the Federated Municipal Fund’s performance is contained in its Annual Report dated March 31, 2009, which is incorporated herein by reference.  Further information about the performance of the Acquired Funds is contained in their respective Semi-Annual Reports dated February 28, 2009, which are incorporated herein by reference.   Copies of these materials and other information about the Federated Municipal Fund and the Acquired Funds may be obtained without charge by writing to or calling the Federated Municipal Fund or the Acquired Funds at the addresses and telephone numbers shown on the previous pages.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

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SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.

A copy of the Form of Agreements and Plans of Reorganization (the “Plan”) pursuant to which each reorganization will be conducted is attached to this Prospectus/Proxy Statement as Annex A.  If the proposals are approved, under the applicable Plan, each of the Federated California Municipal Income Fund (the “Federated California Fund”)  and the Federated North Carolina Municipal Income Fund (the “Federated North Carolina Fund”) would transfer its assets (except for deferred or prepaid expenses, which are not expected to be material in amount) to the Federated Municipal Securities Fund, Inc. (the “Federated Municipal Fund” or “Corporation”)  in exchange for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund (each a “Reorganization” and, collectively, the “Reorganizations”).  (The Federated California Fund and the Federated North Carolina Fund are each also referred to in this Prospectus/Proxy Statement individually, as applicable, as an “Acquired Fund” and, collectively, as the “Acquired Funds”.)  The Acquired Funds will be required to discharge all of their respective liabilities and obligations prior to consummation of the Reorganizations.  The Federated Municipal Fund will be the accounting survivor in each Reorganization.  The Federated Municipal Fund Class A Shares and Class B Shares (as applicable) will be distributed pro rata by the Acquired Funds to their respective shareholders in complete liquidation and dissolution/termination of the Acquired Funds.  As a result of the Reorganizations, each shareholder of the Federated California Fund’s Class A Shares and Class B Shares will become the shareholder of Class A Shares and Class B Shares, respectively, of the Federated Municipal Fund, and each owner of the Federated North Carolina Fund’s Class A Shares will become the owner of Class A Shares of the Federated Municipal Fund, having a total net asset value (“NAV”) equal to the total NAV of the shareholder’s holdings in the Acquired Funds on the date of the Reorganizations (the “Closing Date”).

The proposals included in this Prospectus/Proxy Statement are independent of one another.  The Reorganization of the Federated California Fund with and into the Federated Municipal Fund is not conditioned upon the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund being approved or consummated.  Likewise, the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund is not conditioned upon the Reorganization of the Federated California Fund with and into the Federated Municipal Fund being approved or consummated.

The Financial Highlights for the Federated California Fund and Federated North Carolina Fund, each portfolios of Federated Municipal Securities Income Trust (the “Trust”), and the Federated Municipal Fund, are attached to this Prospectus/Proxy Statement as Annex B.

Copies of the Management’s Discussion of Fund Performance for the Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund are attached to this Prospectus/Proxy Statement as Annex C.

For more complete information, please read the Prospectuses of the applicable Acquired Funds and the Federated Municipal Fund.  For purposes of this Prospectus/Proxy Statement, the Acquired Funds and the Federated Municipal Fund may be referred to individually as a “Fund” and, collectively, as the “Funds”.  The Prospectus for Federated Municipal Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganizations

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons,” determined that participation in the Reorganizations is in the best interests of each of the Acquired Funds, and that the interests of the existing shareholders of each of the Acquired Funds will not be diluted as a result of the Reorganizations.  The Board of Directors of the Federated Municipal Fund, including a majority of the Directors who are not “interested persons,” determined that participation in the Reorganizations is in the best interests of the Federated Municipal Fund, and that the interests of the existing shareholders of the Federated Municipal Fund will not be diluted as a result of the Reorganizations. For purposes of this Prospectus/Proxy Statement, the Board of Trustees of the Trust and the Board of Directors of the Federated Municipal Fund are each referred to, as applicable, as the “Board”.

The Reorganizations were recommended to the Board of, and are now being recommended to shareholders of, the Acquired Funds primarily because, in the opinion of the Federated Investment Management Company (“FIMC” or the “Adviser”), shareholders of the Acquired Funds will benefit from receiving the Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund, a competitive, more diversified and more viable Fund with share class expense ratios ultimately below what the expense ratios of the Acquired Funds’ share classes would be after the Adviser and its affiliates eliminate or substantially reduce the current voluntary waivers on such Acquired Fund share classes after October 31, 2009.  The Acquired Funds’ shareholders also will be receiving such shares of the Federated Municipal Fund in Reorganizations that are intended to be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”) and, in the opinion of the Adviser, would generally provide a more preferable tax result for shareholders as compared to liquidations of the Acquired Funds (which generally would result in taxable redemptions).  Specifically:

The Adviser advised the Board that the Adviser and its affiliates intend to eliminate or substantially reduce the voluntary waivers on the Acquired Funds such that, after October 31, 2009, the shares of the Acquired Funds would be operated at or near their stated gross expense ratios.  The Acquired Funds’ stated gross expense ratios are higher than both the net and stated gross expense ratios of the Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund.  To maintain the viability and competitiveness of the Acquired Funds in the market, the Adviser, and its affiliates, have voluntarily waived expenses of the Acquired Funds.  The current Prospectuses of the Acquired Funds disclose that the Adviser and its affiliates waive 66 basis points on Federated California Fund Class A Shares, 61 basis points on Federated California Fund Class B Shares, and 53 basis points on Federated North Carolina Class A Shares.  A footnote to the fee tables in the Prospectuses of the Acquired Funds indicates that the Adviser and its affiliates have voluntarily agreed to cap Fund expenses at 0.75% for Federated California Fund Class A Shares, 1.52% for Federated California Class B Shares, and 0.79% for Federated North Carolina Class A Shares through October 31, 2009.  Given that the voluntary expense caps are higher than the expense ratios shown in the fee tables in the Prospectuses of the Acquired Funds, the Adviser and its affiliates already reduced their voluntary waivers on the Federated California Fund, and, as of July 31, 2009, the Class A Shares and Class B Shares of the Federated California Fund, and the Class A Shares of the Federated North Carolina Fund, were being operated at their voluntary expense caps (i.e., 0.75%, 1.52% and 0.79%, respectively).  The Adviser advised the Board that it estimated the annualized fund deficits to operate the Federated California Fund and Federated North Carolina Fund are $152,000 and $54,000, respectively.  These annualized fund deficits represent the Adviser’s current estimated calculations of the annual losses that the Adviser and its affiliates will incur to continue to operate the Acquired Funds.

The Adviser also advised the Board that the net redemptions from the Acquired Funds, coupled with the relatively small size of the Acquired Funds, also has led to less diversification, and increased exposure to the credit risks of larger holdings, within the Acquired Funds. At July 31, 2009, the Federated California Fund had assets of $61,817,615 and the Federated North Carolina Fund had assets of $49,680,699.  At July 31, 2009, the Federated Municipal Fund had assets of $453,305,514.  Both Acquired Funds have seen net outflows of assets since January 1, 2009, which totaled $7,649,243 for the Federated California Fund and $4,412,066 for the Federated North Carolina Fund through July 31, 2009.

The Adviser also advised the Board that it does not believe that the prospects for attracting new assets into the Acquired Funds are promising.  The Adviser advised the Board that, in the case of the Federated California Fund, given its performance and the presence in the California market of a number of established competitor California-based fund companies, sufficient market penetration has not been obtained.  The Adviser advised the Board that, in the case of the Federated North Carolina Fund, the market and demand for shares of North Carolina Municipal bond funds, like the Federated North Carolina Fund, does not appear to be sufficient.

Despite the trailing performance of the Federated Municipal Fund for certain periods, the Adviser advised the Board that it believes the Federated Municipal Fund’s performance is generally competitive with that of the Acquired Funds.  The performance of the Acquired Funds and the Federated Municipal Fund are further discussed in the section entitled “Summary — Comparison of Potential Risks and Rewards; Performance Information” in this Prospectus/Proxy Statement.

The Adviser also advised the Board that the investment objectives and strategies of the Acquired Funds and the Federated Municipal Fund are similar, except that (a) the Federated Municipal Fund is a diversified national fund, whereas the Acquired Funds are non-diversified state-specific funds, and (b) the Federated Municipal Fund normally does not invest in securities subject to the federal alternative minimum tax for individuals and corporations (“AMT”), except in certain circumstances.  The investment objectives, policies, limitations and risks of the Acquired Funds and the Federated Municipal Fund are discussed in the section entitled “Summary — Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement.  The Adviser advised the Board that, prior to the Reorganizations being consummated, the Adviser intends to sell from the portfolios of the Acquired Funds securities that are subject to the AMT and certain other securities to better align the portfolios of the Acquired Funds with the portfolio of the Federated Municipal Fund.  The Adviser advised the Board that it estimates that the sale of the Acquired Funds’ AMT securities will have approximately a 15 basis point impact on the total return of each Acquired Fund.

Given the above considerations, the Adviser advised the Board that it believes that the Reorganizations will result in shareholders of the Acquired Funds receiving shares in the Federated Municipal Fund, a competitive, more diversified and more viable Fund with share class expense ratios ultimately below what the expense ratios of the Acquired Funds’ share classes would be after the Adviser and its affiliates eliminate or substantially reduce the current voluntary waivers on the Acquired Funds’ share classes after October 31, 2009.

The Reorganizations also are intended to be tax-free reorganizations under the Code for the Acquired Funds and their shareholders.  The Adviser advised the Board that it believed that tax-free Reorganizations under the Code generally would be a preferable tax result for shareholders as compared to liquidations of the Acquired Funds (which generally would result in taxable redemptions).

Given that the Acquired Funds and the Federated Municipal Fund all are in the Federated family of mutual funds and are advised by the Adviser, the Funds are considered affiliated for purposes of Rule 17a-8 under the Investment Company Act of 1940 (“Investment Company Act” or “1940 Act”).  Given this affiliation, in order to qualify the Reorganizations for the exemption from the prohibition against certain affiliated transactions contained in Section 17(a) of the Investment Company Act provided by Rule 17a-8, the Board was required to make the determinations specified in the first paragraph of this section entitled “Summary—Reasons for the Proposed Reorganizations.”  Regarding these determinations, the Adviser advised the Board that it believes that the salient features of the proposed Reorganizations are their benefits to the shareholders of the Acquired Funds as summarized above (although, as discussed below, the Adviser would, along with the Acquired Fund shareholders and Federated Municipal Fund shareholders, derive benefits from the Reorganizations).  Accordingly, the Adviser advised the Board that it believes that (1) participation in each Reorganization is in the best interests of the applicable Acquired Fund and the Federated Municipal Fund, and (2) the interests of the existing shareholders of the applicable Acquired Fund and the Federated Municipal Fund will not be diluted as a result of the applicable Reorganization.

In light of the above rationale and considerations, and the requirements of Rule 17a-8 under the Investment Company Act, in considering the proposed Reorganizations, the Board took into account a number of factors, including:

•
Shareholders of the Acquired Funds will not pay any sales charges in connection with these Reorganizations, and shareholders of the Federated California Fund’s Class B Shares will receive credit for the amount of time that they have held their Federated California Fund Class B Shares toward the contingent deferred sales charge holding period when such shareholders receive Class B Shares of the Federated Municipal Fund in the applicable Reorganization;

•
While the total net expenses of the Federated Municipal Fund are currently higher than those of both of the Acquired Funds, the Adviser and its affiliates intend to eliminate or substantially reduce the voluntary waivers on the Acquired Funds such that, after October 31, 2009, the Acquired Funds’ shares would be operated at or near their stated gross expense ratios.  The Acquired Funds’ stated gross expense ratios are higher than both the net and stated gross expense ratios of the Federated Municipal Fund’s shares;  (See the section entitled “Summary – Comparative Fee Tables” in this Prospectus/Proxy Statement for further information regarding the expenses of the Funds’ share classes.)

•
While Acquired Fund shareholders will lose the benefit of being invested in a fund that seeks to provide current income exempt from specific state and local taxes as a result of the Reorganizations, and become shareholders of the Federated Municipal Fund, which, as a Maryland corporation domiciled in Pennsylvania (and unlike the Acquired Funds), is subject to the Pennsylvania franchise tax (which is assessed annually on the value of the Federated Municipal Fund, as represented by average net assets for the tax year), the Reorganizations are intended to be structured as tax-free Reorganizations under the Code and, in the opinion of the Adviser, generally would be a preferable tax result for shareholders as compared to liquidations of the Acquired Funds (which generally would result in taxable redemptions);  (See the sections entitled “Summary – Tax Consequences” and “Information About the Reorganizations – Federal Income Tax Consequences” in this Prospectus/Proxy Statement for further information on the tax consequences of the Reorganizations.)

•
The investment objectives, restrictions and policies of the Acquired Funds and the Federated Municipal Fund are similar, and the Federated Municipal Fund is a more diversified national fund that does not normally invest in AMT securities (except in certain circumstances described in the Prospectus of the Federated Municipal Fund).  The Board also considered that, prior to the Reorganizations being consummated, the Adviser intends to sell from the portfolios of the Acquired Funds securities that are subject to the AMT and certain other securities to better align the portfolios of the Acquired Funds with the portfolio of the Federated Municipal Fund, and that the Adviser estimates that the sale of the Acquired Funds’ AMT securities will have approximately a 15 basis point impact on the total return of each Acquired Fund;  (See the section entitled “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement for further information on the investment objectives, restrictions and policies of the Funds.)

•
Despite the trailing performance of the Federated Municipal Fund for certain periods, the Federated Municipal Fund’s performance is generally competitive with that of the Acquired Funds, and there is no anticipated decline in services to shareholders of the Acquired Funds as a result of the Reorganizations.  The range and quality of the services that shareholders of the Acquired Funds will receive as shareholders of the Federated Municipal Fund generally will be comparable to the range and quality of services that such shareholders currently receive – for example, each of the Funds are managed by the Adviser and receive certain services from the same affiliate of the Adviser;  (See the sections entitled “Summary – Comparison of Potential Risks and Rewards; Performance Information” and “Summary – Investment Advisory Fees and Other Fees/Expenses” in this Prospectus/Proxy Statement for further information on Fund performance and the services received by the Funds from the Adviser and its affiliates.)

•
The Adviser will pay the expenses of the Reorganizations (consisting primarily of legal and accounting fees), except that the Acquired Funds will pay the following proxy expenses and brokerage expenses:

•	the Acquired Funds will pay direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs and expenses) associated with the Reorganizations; and

•
Certain brokerage expenses related to the disposition of portfolio securities by the Acquired Funds prior to the Reorganizations to eliminate AMT securities and better align the Acquired Funds’ portfolios with the Federated Municipal Fund’s portfolio and the purchase of replacement securities;

(See the section entitled “Information About the Reorganizations – Costs of the Reorganizations” in this Prospectus/Proxy Statement for further information on which parties are responsible for the costs and expenses of the Reorganizations.)

•
Given the large waiver positions of the Acquired Funds, and the fact that the Acquired Funds are being operated at their applicable voluntary expense caps, Federated will indirectly pay the expenses that the Acquired Funds will be responsible to pay; thus the effect on the net asset values of the Acquired Funds as a result of the payment of the direct proxy expenses and brokerage expenses would not be significant, if any (after taking into account the impact of waivers);

•
There will be no dilution to shareholders in the Reorganizations, because each shareholder of the Acquired Funds will become the owner of Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund having a total NAV equal to the total NAV of his or her holdings in the applicable Acquired Fund on the date of the Reorganization; and

•
By contrast, the Adviser and its affiliates will benefit from the Reorganizations as a result of (i) the reorganization and dissolution/termination of the Acquired Funds (which would eliminate the need to continue to “subsidize” the Acquired Funds), and (ii) the increase in the assets of the Federated Municipal Fund (which would increase asset-based fee revenue for the Adviser and its affiliates).  Except for these two benefits, the Adviser and its affiliates would not receive a monetary benefit from the Reorganizations.

Given the above factors, the Adviser advised the Board, and the Board concluded, that when considering the totality of the factors, the Reorganizations were in the best interest of the shareholders of the applicable Acquired Funds.

Based on the foregoing, the Board of the Acquired Funds, including a majority of the Trustees who were not “interested persons,” approved the Reorganizations on behalf of the Acquired Funds and made the determinations specified in the first paragraph of this section entitled “Summary —Reasons for the Proposed Reorganizations.”

The Reorganizations were recommended to the Board of the Federated Municipal Fund primarily because, in the opinion of the Adviser, the Federated Municipal Fund’s shareholders will benefit from the increase in the Federated Municipal Fund’s assets resulting from the Reorganizations and the pro forma total gross expenses of the Federated Municipal Fund (before waivers and/or reimbursements, as applicable) are anticipated to decrease slightly after the Reorganizations.  (See the section entitled “Summary— Comparative Fee Tables” for additional information on the anticipated affect of the Reorganizations on the expenses of the Federated Municipal Fund’s Class A Shares and Class B Shares.)  After considering a number of factors, including the opinion of the Adviser, the Board of the Federated Municipal Fund, including a majority of the Directors who were not “interested persons,” likewise approved the Reorganizations on behalf of the Federated Municipal Fund and made the determinations specified in the first paragraph of this section entitled “Summary —Reasons for the Proposed Reorganizations” as required pursuant to Rule 17a-8 under the Investment Company Act.

The Board of the Funds also has voted to recommend to shareholders of the Acquired Funds the approval of a Plan for each Reorganization, pursuant to which the Federated Municipal Fund would acquire the assets (except for deferred or prepaid expenses, which are not expected to be material in amount) of Federated California Fund and Federated North Carolina Fund, respectively, in exchange for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund.

Tax Consequences

Tax-Free Reorganizations under Internal Revenue Code of 1986, as amended

The Reorganizations are expected to qualify as tax-free reorganizations under the Code (i.e., Section 368(a) of the Code).  As a condition to each Reorganization, the applicable Acquired Fund and the Federated Municipal Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized by the applicable Acquired Fund or the Federated Municipal Fund or the shareholders of the applicable Acquired Fund.  The aggregate tax basis of Federated Municipal Fund’s Class A Shares and Class B Shares (as applicable) received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis of their shares in the Acquired Funds.

Distributions and the Treatment of Capital Loss Carryforwards and Unrealized Losses

As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of the Acquired Funds for shares of the Federated Municipal Fund as a result of the Reorganizations.  However, shareholders will incur capital gains or losses if they sell their shares of the Acquired Funds before the Reorganizations become effective or sell/exchange their shares of the Federated Municipal Fund after the Reorganizations become effective.  Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganizations.

For example, there will be taxes payable in connection with taxable distributions, if any, by the Acquired Funds immediately before the Closing Date.  These distributions may include capital gains realized on dispositions of portfolio securities in connection with the Reorganizations.  Prior to the Reorganizations being consummated, the Adviser intends to sell from the portfolios of the Acquired Funds securities that are subject to the AMT for individuals and corporations and certain other securities to better align the portfolios of the Acquired Funds with the portfolio of Federated Municipal Fund.  For more information on the disposition of certain portfolio securities, see the section entitled “Summary – Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement.  The Adviser intends to retain at least 1/3 of the historic assets of each Acquired Fund in Federated Municipal Fund.

As of their last fiscal year end for which audited financial statements are available (i.e., August 31, 2008, for the Acquired Funds, and March 31, 2009, for the Federated Municipal Fund), the Funds had capital loss carryforwards of $2,669,091 for the Federated California Fund (approximately $1.3 million of which will expire on August 31, 2009), $693,984 for the Federated North Carolina Fund, and $14,077,518 for the Federated Municipal Fund.  Capital loss carryforwards will reduce a Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted under the Code and, thus, will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve a Fund of any liability for federal income tax.  Capital loss carryforwards are subject to expiration as mandated by the Code.  As of July 31, 2009, the Acquired Funds also had estimated year-to-date losses of $1,885,035.22 for the Federated California Fund and $490,678.94 for the Federated North Carolina Fund, and the Federated Municipal Fund had estimated year-to-date gains of $984,562.35.  As of July 31, 2009, the Acquired Funds and the Federated Municipal Fund also had unrealized losses of $4,162,168.90 for the Federated California Fund, $607699.12 for the Federated North Carolina Fund, and $2,139,692.47 for the Federated Municipal Fund.  Assuming Federated Municipal Fund’s assets continue to exceed the combined assets of the Acquired Funds at the time of the Reorganizations, the Code may limit the amounts of capital loss carryforwards and unrealized losses from the Acquired Funds that can be utilized following the Reorganizations.  While any limitations cannot be determined until the date on which the Reorganizations are consummated, assuming the Reorganizations occurred on July 31, 2009, the Adviser would not anticipate any permanent limitations on the use of these losses (other than the fact that all losses, including these losses, are subject to expiration in the future in accordance with the provisions of the Code).  To the extent that either of the Acquired Funds would be in a net capital gain position or have realized ordinary income prior to the Reorganizations, the Board would be asked at its November, 2009, Board meeting to approve distributions of the ordinary income and net capital gains to shareholders.

Shareholders of the Acquired Funds should consult their tax advisors regarding the federal tax treatment and implications of the Reorganizations in light of their individual circumstances.

State Tax Matters

Shareholders of the Acquired Funds should be aware that, because any income from the Federated Municipal Fund is intended only to be exempt from federal regular income tax (rather than both federal regular income tax and the personal income taxes imposed by the state of California and California municipalities or by the state of North Carolina, as applicable), if the Reorganizations are approved, and shareholders of the Acquired Funds receive income after the Reorganizations as shareholders of the Federated Municipal Fund, such income will be subject to the personal income taxes imposed by the state of California and California municipalities and by the state of North Carolina (as applicable).  Since the Federated Municipal Fund is a national fund that invests in securities from multiple states, income from Federated Municipal Fund’s investments is exempt from the personal income taxes imposed by the state of California and California municipalities or by the state of North Carolina, as applicable, only to the extent that (1) such income is derived from the Federated Municipal Fund’s investments in California and North Carolina tax-exempt securities, respectively, and (2) any state-specific requirements for the pass through of tax-exempt income are satisfied.  Given the requirements of California’s state tax laws, it is unlikely that the Federated Municipal Fund will satisfy California’s requirements for the pass through of any of its income to be exempt from personal income taxes imposed by the State of California and California municipalities.  Shareholders of the Acquired Funds should consult their tax advisors regarding the state and/or local tax treatment and implications of the Reorganizations in light of their individual circumstances.

The Federated Municipal Fund, as a Maryland corporation domiciled in Pennsylvania, also is subject to the Pennsylvania franchise tax.  This franchise tax is assessed annually on the value of the Federated Municipal Fund, as represented by average net assets for the tax year.  The Acquired Funds, as portfolios of the Trust, a Massachusetts business trust domiciled in Pennsylvania, are not subject to the Pennsylvania franchise tax.

THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” APPROVAL OF THE REORGANIZATION.

Comparison of Investment Objectives, Policies, Limitations and Risks

This section will help you compare the investment objectives, policies, limitations and risks of each of the Acquired Funds and the Federated Municipal Fund.  Overall, the investment objectives, policies and risks of each of the Funds generally are similar, except that (a) the Federated Municipal Fund is a diversified, national fund, whereas the Acquired Funds are non-diversified, state-specific funds, (b) the Federated Municipal Fund normally does not invest in AMT securities (except in certain circumstances described below and in the Federated Municipal Fund’s Prospectus), and (c) while each of the Funds have the ability to invest in municipal notes, municipal auction rate securities and variable rate demand notes, the Federated Municipal Fund discloses such securities as principal investment strategies in its Prospectus while the Acquired Funds disclose such securities as non-principal investment strategies in their SAIs.  The differences in the Funds’ investment limitations are also discussed below.  Please be aware that the foregoing is only a summary, and this section is only a brief discussion.  More complete information may be found in the Prospectuses of the Acquired Funds and the Federated Municipal Fund.

Investment Objectives and Policies

The investment objective of Federated Municipal Fund is to seek to provide for its shareholders a high level of current income which is exempt from federal regular income tax.  The investment objective of the Federated California Fund is to seek to provide current income except from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of California and California municipalities.  The investment objective of the Federated North Carolina Fund is to seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

The Federated Municipal Fund pursues its objective by investing at least a majority of its assets in a portfolio of:  (1) long-term, tax-exempt securities, and (2) investment-grade, tax-exempt securities.  The Federated California Fund pursues its objective by investing at least a majority of its assets in a portfolio of:  (1) long-term California tax-exempt securities, and (2) investment-grade, California tax-exempt securities.  The Federated North Carolina Fund pursues its objective by investing at least a majority of its assets in a portfolio of:  (1) long-term North Carolina tax-exempt securities, and (2) investment-grade, North Carolina tax-exempt securities.  Each of the Funds will invest at least a majority of their assets in securities rated investment-grade (or unrated securities of comparable quality) without regard to the maturity of the securities, and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of their assets.  None of the Funds limit their investments to securities of a particular maturity range.  Each Fund currently invests at least a majority of its assets in long-term securities with stated maturities of 10 years or more.

The Acquired Funds and the Federated Municipal Fund each pursue their investment objectives by investing their assets so that, normally (except in certain circumstances discussed herein and in each Fund’s prospectus), distributions of annual interest income are exempt from federal regular income tax.  The Federated California Fund, being a California state-specific fund, also invests its assets so that, normally, distributions of annual interest income are also exempt from the personal income taxes imposed by the state of California and California municipalities.  The Federated North Carolina Fund, being a North Carolina state-specific fund, also invests its assets so that, normally, distributions of annual interest income are also exempt from the personal income taxes imposed by the state of North Carolina.  After the Reorganizations are consummated, the Federated Municipal Fund will not invest its assets so that distributions of annual interest income are exempt from the personal income taxes imposed by the States of California and North Carolina and California municipalities.  For more information on the state tax implications of the Reorganizations, see the section entitled “Summary—Tax Consequences” in this Prospectus/Proxy Statement.  Shareholders of the Acquired Funds should consult their tax advisors regarding the state tax treatment and implications of the Reorganizations in light of their individual circumstances.

Interest from the Acquired Funds’ investments may be subject to the AMT.  The Federated Municipal Fund normally does not invest in AMT securities (except in certain circumstances described herein and in the Federated Municipal Fund’s Prospectus).   The Adviser normally (except in such circumstances) will invest the Federated Municipal Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of the Federated Municipal Fund’s annual interest income also are exempt from the AMT.  However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities, there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Federated Municipal Fund’s investment objective, the Adviser may invest the Federated Municipal Fund’s assets in securities that may be subject to AMT.  When there is a lack of supply of non-AMT securities and/or other circumstances exist, such circumstances may result in the Federated Municipal Fund acquiring AMT securities that are consistent with the Federated Municipal Fund’s investment objective.  These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Federated Municipal Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance.  In such circumstances, interest from the Federated Municipal Fund’s investments may be subject to the AMT.  As noted above, prior to the Reorganizations being consummated, the Adviser intends to sell from the portfolios of the Acquired Funds securities that are subject to the AMT and certain other securities to better align the portfolios of the Acquired Funds with the portfolio of Federated Municipal Fund.  As of July 31, 2009, the Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund held 10.8%, 3.3% and 0.0%, respectively, of their portfolios in AMT securities.  The Adviser advised the Board that it estimates that the sale of the Acquired Funds’ AMT securities will have approximately a 15 basis point impact on the total return of each Acquired Fund.

Each Fund may invest in the following types of tax-exempt securities as principal investment strategies: general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero coupon securities, inverse floaters, and municipal mortgage backed securities, including planned amortization classes or PACs.  Certain of the tax-exempt securities in which the Funds invest may be subject to credit enhancement.

Each Fund also may use derivative contracts (such as futures, options and swaps) and/or hybrid instruments to implement elements of its investment strategy.  For example, each Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of its portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument.  Additionally, by way of example, each Fund may use derivative contracts in an attempt to:  increase or decrease the effective duration of the Fund’s portfolio; obtain premiums from the sale of derivative contracts; realize gains from trading a derivative contract; or hedge against potential losses.  There can be no assurance that the Funds’ use of derivative contracts or hybrid instruments will work as intended.

Each Fund discloses that it can invest in the following types of securities as non-principal investment strategies:
(1) fixed income securities, such as asset-backed securities, (2) tax-exempt commercial paper, (3) shares of other investment companies, and (4) repurchase agreements and reverse repurchase agreements.

With respect to each Fund, the Adviser also attempts to provide superior levels of after-tax total return.  Total return consists of two components: (1) income received from the Fund’s portfolio securities; and (2) changes in the market value of a Fund’s portfolio securities and attendant increase or decrease in the market value of a Fund’s shares.  The Adviser seeks total return on an after-tax basis; the Adviser will try to maximize tax-exempt income distributions; make limited ordinary income distributions; and minimize or eliminate capital gains distributions.   In seeking to increase incremental after-tax total returns, the Adviser may invest a Fund’s assets in certain investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders.  For each Fund, the ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of such Fund’s annual distributions.

Each Fund also may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash.  The Funds may do this in response to unusual circumstances, such as:  adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows.  It is possible that such temporary investments could affect a Fund’s investment returns.  If a Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objective.

The Federated Municipal Fund and the Acquired Funds differ in certain respects.  As required pursuant to Rule
 35d-1, which was promulgated under Section 35(d) of the Investment Company Act, and as discussed above, the Funds have different fundamental investment policies.  Because the Federated California Fund refers to California municipal securities in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities.  Because the Federated North Carolina Fund refers to North Carolina municipal securities in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.  Because the Federated Municipal Fund refers to municipal securities in its name (and is not a state-specific fund), it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.  See the section entitled “Summary —Tax Consequences” in this Prospectus/Proxy Statement for more information.

As discussed above, the Federated Municipal Fund normally (except in certain circumstances discussed herein and in the Federated Municipal Fund’s Prospectus) will invest its assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also are exempt from the AMT.  The interest on securities invested in by the Acquired Funds may be subject to the AMT.

The Federated Municipal Fund also may principally invest in variable rate demand instruments, municipal notes and municipal auction rate securities.  While variable rate demand instruments, municipal notes and municipal auction rate securities are permissible investments for the Acquired Funds, they are not considered among the Acquired Funds’ principal investment strategies.

Investment Limitations

With certain exceptions, the investment limitations of the Funds generally are similar.  A difference between the fundamental limitations of the Funds concerns diversification.  The Acquired Funds are non-diversified and, therefore, do not have a diversification limitation.  A second difference relates to concentration.  Each Fund has a fundamental limitation regarding concentration of investments that prohibits them from making investments that will result in the concentration of investments in an industry.  However, the concentration policy for the Federated Municipal Fund differs in that it specifically recites that Federated Municipal Fund may invest more than 25% of the value of its assets in industrial development bonds.  As discussed below, the Federated California Fund also has an additional non-fundamental investment limitation/policy on investing in futures that the Federated Municipal Fund does not have.  Each Fund’s SAI also contains explanatory language concerning the Fund’s investment limitations that may vary as discussed below.

Fundamental Investment Limitations

Each Fund has fundamental investment limitations which may not be changed without shareholder approval.  The following chart compares the fundamental investment limitations of the Acquired Funds and Federated Municipal Fund.

INVESTMENT LIMITATIONS
Federated California Fund Federated North Carolina Fund (Acquired Funds)	Federated Municipal Fund
Diversification of Investments The Fund has no corresponding limitation.
Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.
Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. [For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.][1]

Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTMENT LIMITATIONS
Federated California Fund Federated North Carolina Fund (Acquired Funds)	Federated Municipal Fund
Concentration of Investments (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.  [As an operating policy, bank instruments will be limited to instruments of domestic banks.][2]

Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may invest more that 25% of the value of its assets in industrial development bonds. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to industrial development bonds, the Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund’s assets in one industry, and the Fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state.

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

[1]
For the Federated California Fund, the bracketed sentence is not part of the fundamental limitation on “Investing in Commodities,” but is included as explanatory language in the Federated California Fund’s SAI.

[2]
For the Federated North Carolina Fund, the bracketed sentence is included within its fundamental limitation on “Concentration of Investments”; the bracketed sentence is not included within the Federated California Fund’s fundamental limitation on “Concentration of Investments.”

Non-Fundamental Investment Limitations

Each Fund also has non-fundamental limitations that prohibit it from investing more than 15% of its net assets in restricted, illiquid securities, purchasing securities on margin, and mortgaging, hypothecating or pledging its assets except for collateral arrangements in connection with otherwise permissible activities.  The Federated California Fund also has an additional non-fundamental investment limitation/policy on investing in futures.  While shareholder approval is required to change a fundamental limitation, non-fundamental limitations may be changed by a Fund’s Board without shareholder approval.  The following chart compares the non-fundamental investment limitations of the Acquired Funds and the Federated Municipal Fund.

INVESTMENT LIMITATIONS
Federated California Fund Federated North Carolina Fund (Acquired Funds)	Federated Municipal Fund
Purchases on Margin (non-fundamental)
The Fund will not purchase any securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

INVESTMENT LIMITATIONS
Federated California Fund Federated North Carolina Fund (Acquired Funds)	Federated Municipal Fund
Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities (non-fundamental) The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.
Restricted Securities (non-fundamental)
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets

Illiquid Securities (non-fundamental)
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after, and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.
Illiquid Securities (non-fundamental) See the Fund’s “Restricted Securities” limitation above.
Investing in Futures (non-fundamental) (Federated California Fund Only) The Fund may purchase and sell interest rate and index financial futures contracts.	Investing in Futures The Fund has no corresponding policy/limitation.

Certain Explanatory Language

The Federated California Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund’s commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund’s concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the [Securities and Exchange Commission (“SEC”)] staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.  The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.”

The Federated North Carolina Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund’s commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund’s concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities. In addition bank instruments will be limited to instruments of domestic banks. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.”

The Federated Municipal Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.

The Fund applies its concentration of investments restrictions as follows:

•	utility companies will be divided according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry;
•
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and

•	asset-backed securities will be classified according to the underlying assets securing such securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

Comparison of Risks

All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in the Funds.  With two exceptions, the principal risks of the Funds are substantially the same.  As discussed above, the Acquired Funds are non-diversified. Compared to the Federated Municipal Fund, the Acquired Funds may invest a higher percentage of their respective assets among fewer issuers of portfolio securities.  This increases the Acquired Funds’ risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s share price and performance.  A second difference relates to the Funds’ sector risks.  Since the Acquired Funds invest at least a majority of their assets in issuers from California and North Carolina, as applicable, the Acquired Funds may be subject to additional state specific risks compared to other funds, such as the Federated Municipal Fund, that invest in multiple states.  Local political and economic factors may adversely affect the value and liquidity of securities held by the Acquired Funds more so than the Federated Municipal Fund.  Like the Acquired Funds, a substantial part of the Federated Municipal Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, the Funds will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

In addition to the sector risks described above and, with respect to the Acquired Funds, the non-diversification risk described above, the principal risk factors relating to the Funds (and that may reduce the Funds’ returns) include:

Interest Rate Risks

Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.  Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain factors, such as the presence of call features, may cause a particular fixed-income security, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities under performs (or outperforms) the market for taxable securities, the value of these investments may be negatively (or positively) affected.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.  Non-investment grade securities generally have a higher default risk than investment-grade securities.  If an issuer defaults, a Fund will lose money.  Many fixed-income securities (including tax-exempt securities) receive credit ratings from nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s and Moody’s Investor Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk.  Credit ratings do not provide assurance against default or other loss of money.  If a security has not received a rating, then a Fund must rely entirely upon the Adviser’s credit assessment.  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (the spread) between the yield of a security and the yield of a U.S. Treasury, or other appropriate index, such as a “AAA” tax-exempt security, with a comparable maturity (the spread), measures the additional interest paid for risk.  Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or if the security is perceived to have an increased credit risk.  An increase in the spread will cause the price of the security to decline.  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risks

Trading opportunities are more limited for fixed-income securities (including tax-exempt securities) that have not received any credit ratings, have received ratings below investment-grade or are not widely held.  Trading opportunities also are more limited for inverse floaters that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund’s performance.  Infrequent trading of securities may also lead to an increase in their price volatility. Non-investment-grade securities generally have less liquidity than investment-grade securities.  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to.  If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.  Over-the-counter (“OTC”) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.  This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

Tax Risks

In order to pay interest that is exempt from federal regular income tax (or state taxes), tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall, and/or may affect the tax-exempt status of the securities in which a Fund invests.  The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, a Fund may not be able to close out certain derivative contracts when they choose to do so.  A Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause a Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, a Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.

Leverage Risks

Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes a Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.  Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a call) at a price below or above its current market price.  An increase in the likelihood of a call may reduce the security’s price.  If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Prepayment Risks

Unlike traditional fixed-income securities (including tax-exempt securities), which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage-backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.  For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.  Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.  Generally, municipal mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a municipal mortgage-backed security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread).  An increase in the spread will cause the price of the municipal mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Credit Enhancement Risk

The securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance).  Credit enhancement is designed to help assure timely payment of the security; it does not protect a Fund against losses caused by declines in a security's value due to changes in market conditions.  Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement.  If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.  A single enhancement provider may provide credit enhancement to more than one of a Fund’s investments.  Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effect on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider.  Adverse developments in the banking or bond insurance industries also may negatively affect a Fund, as each Fund may invest in securities credit enhanced by banks or by bond insurers without limit.  Bond insurers that provide credit enhancement for large segments of the fixed income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Risks Related to the Economy

Lower-grade bond returns are sensitive to changes in the economy.  The value of a Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Risks Associated with Noninvestment-Grade Securities

Securities rated below investment-grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.  Each Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality) up to 49% of its assets.

Risks of Investing in Derivative Contracts and Hybrid Instruments

A Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which a Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to a Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause a Fund to a) incur an excise tax on a portion of the income related to those contracts and instruments, and/or b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of a Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund’s investments. Any such termination of a Fund’s OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in a Fund’s SAI, such as interest rate, credit, liquidity and leverage risks.

Comparative Fee Tables

Like all mutual funds, the Acquired Funds and Federated Municipal Fund incur certain expenses in their operations, and, as an investor, you pay fees and expenses to buy and hold shares of a Fund.  You pay front-end sales charges or contingent deferred sales charges (“CDSC”) directly when you buy or sell shares.  You pay annual fund operating expenses indirectly because they are deducted from Fund assets.  These expenses may include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison, distribution services and other activities.

You will not pay any sales charges in connection with the Reorganizations.  Holders of the Federated California Fund’s Class B Shares will receive credit for the amount of time that they have held their Federated California Fund Class B Shares toward the CDSC holding period when such shareholders receive Class B Shares of the Federated Municipal Fund in the applicable Reorganization.  See the section entitled “Procedures for Purchasing, Redeeming and Exchanging Shares” for further information regarding the front-end sales charges and CDSCs that may be payable with respect to the Class A Shares and Class B Shares (as applicable) of the Funds.

The Federated Municipal Fund’s total gross expenses for its Class A Shares and Class B Shares are lower overall than those of the Acquired Funds’ Class A Shares and Class B Shares (as applicable).  While the total net expenses of the Class A Shares and Class B Shares of the Federated Municipal Fund are currently higher than those of the Class A Shares and Class B Shares (as applicable) of the Acquired Funds, given the relatively small size of the Acquired Funds and the other factors discussed under the section entitled “Reasons for the Proposed Reorganizations” in this Prospectus/Proxy Statement, the Adviser advised the Board that the Adviser and its affiliates intend to eliminate or substantially reduce the voluntary waivers on the Acquired Funds such that, after October 31, 2009, the shares of the Acquired Funds would be operated at or near their stated gross expense ratios.  The Acquired Funds’ stated gross expense ratios are higher than both the net and stated gross expense ratios of the Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund.  .

Set forth in the tables below is information regarding the fees and expenses incurred by each class of shares of each of the Acquired Funds and each corresponding class of shares of the Federated Municipal Fund, and the anticipated pro forma fees for the corresponding class of the Federated Municipal Fund after giving effect to each applicable Reorganization and after giving effect to both Reorganizations.

Federated North Carolina Fund Class A Shares/Federated Municipal Fund Class A Shares

FEES AND EXPENSES
This table describes (1) the actual fees and expenses of Class A Shares of the Federated North Carolina Fund as of its most recent fiscal year ended August 31, 2008; (2) the actual fees and expenses of Class A Shares of the Federated Municipal Fund as of its most recent fiscal year ended March 31, 2009; and (3) the pro forma  fees and expenses of Class A Shares of the Federated Municipal Fund on a combined basis after giving effect to the Reorganization (as if the Reorganization had occurred on the first day of the fiscal year).

Shareholder Fees	North Carolina Fund Class A Shares	Federated Municipal Fund Class A Shares	Federated Municipal Fund Class A Shares Pro Forma Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	0.00%	0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%[2]	0.54%[3]	0.54%[3]
Distribution (12b-1) Fee	0.05%[4]	None	None
Other Expenses	0.87%[5]	0.48%[6]	0.47%[6]
Total Annual Fund Operating Expenses	1.32%[7]	1.02%[8]	1.01%[8]
1     With respect to the Federated North Carolina Fund, the percentages shown are based on expenses for the entire fiscal year ended August 31, 2008.  With respect to the Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the percentages shown are based on expenses for the entire fiscal year ended March 31, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  With respect to Federated North Carolina Fund, although not contractually obligated to do so, the Adviser, distributor and administrator waived and/or reimbursed certain amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2008.  With respect to Federated Municipal Fund, although not contractually obligated to do so, the Adviser waived and the shareholder services provider reimbursed certain amounts.  With respect to Federated Municipal Fund Proforma Combined, although not contractually obligated to do so, the shareholder services provider reimbursed certain amounts. These are shown below along with the net expenses Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined actually paid for the fiscal year ended March 31, 2009.

Total Waivers and Reimbursements of Fund Expenses	0.53%	0.15%	0.14%

Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.79%	0.87%	0.87%

2
With respect to Federated North Carolina Fund, the Adviser voluntarily waived the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated North Carolina Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

3
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the management fee equals the sum of 0.30% of the Funds’ average daily net assets plus 4.50% of the Funds’ gross income.  For Federated Municipal Fund, the Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined (after the voluntary waiver) was 0.53% and 0.54%, respectively, for the fiscal year ended March 31, 2009

4
With respect to Federated North Carolina Fund, the Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The percentages shown above represent the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ended August 31, 2008.  The distributor voluntarily waived the distribution (12b-1) fee for the Fund’s Class A Shares.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

5
With respect to Federated North Carolina Fund, includes a shareholder services fee /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of Federated North Carolina Fund.  The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by Federated North Carolina Fund’s Class A Shares (after the voluntary waiver and reimbursement) were 0.79% for the fiscal year ended August 31, 2008.

6
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The shareholder services provider voluntarily reimbursed a portion of its fee.  The shareholder services provider can terminate this voluntary reimbursement at any time. Total other expenses paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined Class A Shares (after the voluntary reimbursement) were 0.34% and 0.33%, respectively, for the fiscal year ended March 31, 2009.

7
With respect to Federated North Carolina Fund, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.79% for the fiscal year ending August 31, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through October 31, 2009.

8
With respect to Federated Municipal Fund and Federated Municipal Fund Pro forma Combined, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Funds’ Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.87% for the fiscal year ending March 31, 2010.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through May 31, 2010.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that for Federated North Carolina Fund’s Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same, and that for Federated Municipal Fund’s Class A Shares and Federated Municipal Fund’s Class A Shares – Pro Forma Combined, operating expenses are before waiver and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Federated North Carolina Fund, Class A Shares:
Expenses assuming redemption	$578	$849	$1,141	$1,969
Expenses assuming no redemption	$578	$849	$1,141	$1,969
Federated Municipal Fund, Class A Shares:
Expenses assuming redemption	$549	$760	$988	$1,642
Expenses assuming no redemption	$549	$760	$988	$1,642
Federated Municipal Fund, Pro Forma Combined Class A Shares:
Expenses assuming redemption	$548	$757	$983	$1,631
Expenses assuming no redemption	$548	$757	$983	$1,631

Federated California Fund Class A Shares/Federated Municipal Fund Class A Shares

FEES AND EXPENSES
This table describes (1) the actual fees and expenses of Class A Shares of the Federated California Fund as of its most recent fiscal year ended August 31, 2008; (2) the actual fees and expenses of Class A Shares of the Federated Municipal Fund as of its most recent fiscal year ended March 31, 2009; and (3) the pro forma  fees and expenses of Class A Shares of Federated Municipal Fund on a combined basis after giving effect to the Reorganization (as if the Reorganization had occurred on the first day of the fiscal year).

Shareholder Fees	Federated California Fund Class A Shares	Federated Municipal Fund Class A Shares	Federated Municipal Fund Class A Shares Pro Forma Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%[2]	0.54%[3]	0.54%[3]
Distribution (12b-1) Fee	0.05%[4]	None	None
Other Expenses	0.76%[5]	0.48%[6]	0.47%[6]
Total Annual Fund Operating Expenses	1.21%[7]	1.02%[8]	1.01%[8]
1     With respect to Federated California Fund, the percentages shown are based on expenses for the entire fiscal year ended August 31, 2008.  With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the percentages shown are based on expenses for the entire fiscal year ended March 31, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  With respect to Federated California Fund, although not contractually obligated to do so, the Adviser, distributor and administrator waived and/or reimbursed certain amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2008.  With respect to Federated Municipal Fund, although not contractually obligated to do so, the Adviser waived and the shareholder services provider reimbursed certain amounts.  With respect to Federated Municipal Fund Proforma Combined, although not contractually obligated to do so, the shareholder services provider reimbursed certain amounts. These are shown below along with the net expenses Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined actually paid for the fiscal year ended March 31, 2009.

Total Waivers and Reimbursements of Fund Expenses	0.66%	0.15%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.55%[9]	0.87%	0.87%

2
With respect to Federated California Fund, the Adviser voluntarily waived the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated California Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

3
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the management fee equals the sum of 0.30% of the Funds’ average daily net assets plus 4.50% of the Funds’ gross income.  For Federated Municipal Fund, the Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined (after the voluntary waiver) was 0.53% and 0.54%, respectively, for the fiscal year ended March 31, 2009

4
With respect to Federated California Fund, the Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The percentages shown above represent the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ended August 31, 2008.  The distributor voluntarily waived the distribution (12b-1) fee for the Fund’s Class A Shares.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

5
With respect to Federated California Fund, includes a shareholder services fee /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of Federated California Fund.   The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by Federated California Fund’s Class A Shares (after the voluntary waiver and reimbursement) were 0.55% for the fiscal year ended August 31, 2008.

6
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The shareholder services provider voluntarily reimbursed a portion of its fee.   The shareholder services provider can terminate this voluntary reimbursement at any time. Total other expenses paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined Class A Shares (after the voluntary reimbursement) were 0.34% and 0.33%, respectively, for the fiscal year ended March 31, 2009.

7
With respect to Federated California Fund, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% for the fiscal year ending August 31, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through October 31, 2009.

8
With respect to Federated Municipal Fund and Federated Municipal Fund Pro forma Combined, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Funds’ Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.87% for the fiscal year ending March 31, 2010.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through May 31, 2010.

9
With respect to Federated California Fund, as noted in footnote 7 above, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% for the fiscal year ending August 31, 2009.  As of the most recent month end of July 31, 2009, total actual operating expenses for the Class A Shares of Federated California Fund were 0.75%.  It is anticipated that this level will continue at least through October 31, 2009, and is a more accurate representation of the actual current net expenses of Class A Shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that for Federated California Fund’s Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same, and that for Federated Municipal Fund’s Class A Shares and Federated Municipal Fund’s Class A Shares – Pro Forma Combined, operating expenses are before waiver and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Federated California Fund, Class A Shares:
Expenses assuming redemption	$578	$849	$1,141	$1,969
Expenses assuming no redemption	$578	$849	$1,141	$1,969
Federated Municipal Fund, Class A Shares:
Expenses assuming redemption	$549	$760	$988	$1,642
Expenses assuming no redemption	$549	$760	$988	$1,642
Federated Municipal Fund, Pro Forma Combined Class A Shares:
Expenses assuming redemption	$548	$757	$983	$1,631
Expenses assuming no redemption	$548	$757	$983	$1,631

Federated California Fund Class B Shares/Federated Municipal Fund Class B  Shares

FEES AND EXPENSES
This table describes (1) the actual fees and expenses of Class B Shares of the Federated California Fund as of its most recent fiscal year ended August 31, 2008; (2) the actual fees and expenses of Class B Shares of the Federated Municipal Fund as of its most recent fiscal year ended March 31, 2009; and (3) the pro forma  fees and expenses of Class B Shares of Federated Municipal Fund on a combined basis after giving effect to the Reorganization (as if the Reorganization had occurred on the first day of the current fiscal year).

Shareholder Fees	Federated California Fund Class B Shares	Federated Municipal Fund Class B Shares	Federated Municipal Fund Class B Shares Pro Forma Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.50%	5.50%	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%[2]	0.54%[3]	0.54%[3]
Distribution (12b-1) Fee	0.75%	0.75%	0.75%
Other Expenses	0.76%[4]	0.48%[5]	0.47%[5]
Total Annual Fund Operating Expenses	1.91%[6,8]	1.77%[7,8]	1.76%[7,8]
1     With respect to Federated California Fund, the percentages shown are based on expenses for the entire fiscal year ended August 31, 2008.  With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the percentages shown are based on expenses for the entire fiscal year ended March 31, 2009.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  With respect to Federated California Fund, although not contractually obligated to do so, the Adviser and administrator waived and/or reimbursed certain amounts.  These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2008.  With respect to Federated Municipal Fund, although not contractually obligated to do so, the Adviser waived certain amounts.  These are shown below along with the net expenses Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined actually paid for the fiscal year ended March 31, 2009.

Total Waivers, Reimbursements and Reductions of Fund Expenses	0.61%	0.01%	0.00%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursements and reductions)	1.30%[9]	1.76%	1.76%

2
With respect to Federated California Fund, the Adviser voluntarily waived the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated California Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

3
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the management fee equals the sum of 0.30% of the Funds’ average daily net assets plus 4.50% of the Funds’ gross income.  For Federated Municipal Fund, the Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined (after the voluntary waiver) was 0.53% and 0.54%, respectively, for the fiscal year ended March 31, 2009

4
With respect to Federated California Fund, includes a shareholder services fee /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of Federated California Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time.  Total other expenses paid by Federated California Fund’s Class B Shares (after the voluntary waiver and reimbursement) were 0.55% for the fiscal year ended August 31, 2008.

5
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.

6
With respect to Federated California Fund, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund’s Class B Shares (after the voluntary waivers and reimbursements) will not exceed 1.52% for the fiscal year ending August 31, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through October 31, 2009.

7
With respect to Federated Municipal Fund and Federated Municipal Fund Pro forma Combined, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Funds’ Class B Shares (after the voluntary waivers and reimbursements) will not exceed 1.76% for the fiscal year ending March 31, 2010.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through May 31, 2010.

8
After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month.  Class A Shares pay lower operating expenses than Class B Shares

9
With respect to Federated California Fund, as noted in footnote 7 above, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class B Shares (after the voluntary waivers and reimbursements) will not exceed 1.52% for the fiscal year ending August 31, 2009.  As of the most recent month end of July 31, 2009, total actual operating expenses for Class B Shares of Federated California Fund were 1.52%.   (As)It is anticipated that this level will continue at least through October 31, 2009, and (it) is a more accurate representation of the actual current net expenses of Class B Shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that for Federated California Fund’s Class B Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same, and that for Federated Municipal Fund’s Class B Shares and Federated Municipal Fund’s Class B Shares – Pro Forma Combined, operating expenses are before waiver and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Federated California Fund, Class B Shares:
Expenses assuming redemption	$744	$1,000	$1,232	$2,051
Expenses assuming no redemption	$194	$ 600	$1,032	$2,051
Federated Municipal Fund, Class B Shares:
Expenses assuming redemption	$730	$957	$1,159	$1,886
Expenses assuming no redemption	$180	$557	$ 959	$1,886
Federated Municipal Fund, Pro Forma Combined Class B Shares:
Expenses assuming redemption	$729	$954	$1,154	$1,875
Expenses assuming no redemption	$179	$554	$954	$1,875

Federated California Class A/Federated North Carolina Fund Class A/Federated Municipal Fund Class A

FEES AND EXPENSES
This table describes (1) the actual fees and expenses of the Class A Shares of the Federated California Fund as of its most recent fiscal year ended August 31, 2008; (2) the actual fees and expenses of the Class A Shares of the Federated North Carolina Fund as of its most recent fiscal year ended August 31, 2008; (3) the actual fees and expenses of the Class A Shares of the Federated Municipal Fund as of its most recent fiscal year ended March 31, 2009; and (4) the pro forma fees and expenses of the Class A Shares of the Federated Municipal Fund on a combined basis after giving effect to both Reorganizations (as if the Reorganizations had occurred on the first day of the fiscal year).

Shareholder Fees	Federated California Fund- Class A Shares	Federated North Carolina Fund- Class A Shares	Federated Municipal Fund – Class A Shares	Federated Municipal Fund – Class A Shares Pro Forma Combined

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%[2]	0.40%[2]	0.54%[3]	0.54%[3]
Distribution (12b-1) Fee	0.05%[4]	0.05%[4]	None	None
Other Expenses	0.76%[5]	0.87%[4]	0.48%[6]	0.46%[6]
Total Annual Fund Operating Expenses	1.21%[7]	1.32%[8]	1.02%[9]	1.00%[9]
1      With respect to Federated California Fund and Federated North Carolina Fund, the percentages shown are based on expenses for the entire fiscal year ended August 31, 2008. With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the percentages shown are based on expenses for the entire fiscal year ended March 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. With respect to Federated California Fund, although not contractually obligated to do so, the Adviser, distributor and administrator waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2008. With respect to Federated North Carolina Fund, although not contractually obligated to do so, the Adviser, distributor and administrator waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 2008. With respect to Federated Municipal Fund, although not contractually obligated to do so, the Adviser waived and the shareholder services provider reimbursed certain amounts. With respect to Federated Municipal Fund Proforma Combined, although not contractually obligated to do so, the shareholder services provider reimbursed certain amounts These are shown below along with the net expenses Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined actually paid for the fiscal year ended March 31, 2009.

Total Waivers and Reimbursements of Fund Expenses	0.66%	0.53%	0.15%	0.13%
Total Actual/Anticipated Annual Fund Operating Expenses (after anticipated waivers and reimbursements)	0.55%[10]	0.79%	0.87%	0.87%

2
With respect to Federated California Fund and Federated North Carolina Fund, the Adviser voluntarily waived the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated California Fund and Federated North Carolina Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

3
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, the management fee equals the sum of 0.30% of the Funds’ average daily net assets plus 4.50% of the Funds’ gross income.  For Federated Municipal Fund, the Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined (after the voluntary waiver) was 0.53% and 0.54%, respectively, for the fiscal year ended March 31, 2009.

4
With respect to Federated California Fund and Federated North Carolina Fund, the Board of Trustees approved an amendment to the distribution (12b-1) plan reducing the distribution (12b-1) fee for the Fund’s Class A Shares from 0.25% to 0.05% effective April 30, 2008.  The percentages shown above represent the fees that would have been in place had this change occurred on September 1, 2007, the first day of the fiscal year ended August 31, 2008.  The distributor voluntarily waived the distribution (12b-1) fee for the Funds’ Class A Shares.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by the Funds’ Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 2008.

5
With respect to Federated California Fund and Federated North Carolina Fund, includes a shareholder services fee /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of Federated California Fund and Federated North Carolina Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. Total other expenses paid by Class A Shares of Federated California Fund and Federated North Carolina Fund  (after the voluntary waiver and reimbursement) were 0.55% and 0.79%, respectively, for the fiscal year ended August 31, 2008.

6
With respect to Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined, includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The shareholder services provider voluntarily reimbursed a portion of its fee.   The shareholder services provider can terminate this voluntary reimbursement at any time. Total other expenses paid by Federated Municipal Fund and Federated Municipal Fund Pro Forma Combined Class A Shares (after the voluntary reimbursement) were  0.34% and 0.33%, respectively, for the fiscal year ended March 31, 2009.

7
With respect to Federated California Fund, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% for the fiscal year ending August 31, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through October 31, 2009.

8
With respect to Federated North Carolina Fund, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.79% for the fiscal year ending August 31, 2009.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through October 31, 2009.

9
With respect to Federated Municipal Fund and Federated Municipal Fund Pro forma Combined, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Funds’ Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.87% for the fiscal year ending March 31, 2010.  Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursement at least through May 31, 2010.

10
With respect to Federated California Fund, as noted in footnote 7 above, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% for the fiscal year ending August 31, 2009.  As of the most recent month end of July 31, 2009, total actual net operating expenses for the Class A Shares of Federated California Fund were 0.75%.  As it is anticipated that this level will continue at least through October 31, 2009, it is a more accurate representation of the actual current net expenses of Class A Shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that for Federated California Fund’s and Federated North Carolina Fund’s Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same, and that for Federated Municipal Fund’s Class A Shares and Federated Municipal Fund’s Class A Shares – Pro Forma Combined, operating expenses are before waiver and reimbursement as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Federated California Fund, Class A Shares:
Expenses assuming redemption	$568	$817	$1,085	$1,850
Expenses assuming no redemption	$568	$817	$1,085	$1,850
Federated North Carolina Fund, Class A Shares:
Expenses assuming redemption	$578	$849	$1,141	$1,969
Expenses assuming no redemption	$578	$849	$1,141	$1,969
Federated Municipal Fund, Class A Shares:
Expenses assuming redemption	$549	$760	$988	$1,642
Expenses assuming no redemption	$549	$760	$988	$1,642
Federated Municipal Fund, Pro Forma Combined Class A Shares:
Expenses assuming redemption	$547	$754	$978	$1,620
Expenses assuming no redemption	$547	$754	$978	$1,620

Comparison of Potential Risks and Rewards:  Performance Information

The performance information below shown below will help you analyze each of the Acquired Funds’ and the Federated Municipal Fund’s investment risks in light of its historical returns.  The bar charts compare the potential risks and rewards of investing in each Fund.  The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund’s shares performance on a calendar year-to-year basis.

The average annual total return tables show returns averaged over the stated periods, and include comparative performance information.  The tables show how each Fund’s average annual total returns for one year, five years and ten years (or start of performance if shorter) compare to the returns of a broad-based securities market index.  The average annual total returns are reduced to reflect applicable sales charges.  Return Before Taxes is shown.  In addition, Return After Taxes is Shown to illustrate the effect of federal taxes on returns.  Actual after tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown.  The table also shows returns for the applicable Fund’s broad-based securities market index.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a Fund’s performance.  The indexes are unmanaged and, unlike the Funds, are not affected by cash flows.  It is not possible to invest directly in the indexes.

Shareholders of the Acquired Funds should note that the Adviser advised the Board that, prior to the Reorganizations being consummated, the Adviser intends to sell from the portfolios of the Acquired Funds securities that are subject to the AMT and certain other securities to better align the portfolios of the Acquired Funds with the portfolio of the Federated Municipal Fund, and that the Adviser estimates that the sale of the Acquired Funds’ AMT securities will have approximately a 15 basis point impact on the total return of each Acquired Fund.

The Funds’ performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

Federated California Municipal Income Fund – Class A Shares and Class B Shares

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.  The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis.  The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information.  The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘ y’ axis reflects the “% Total Return” beginning with (0.15)%  and increasing in increments of  0.05%  up to 0.20%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Federated Fund’s start of business through the calendar year ended 2008. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2008. The percentages noted are: (4.70)%, 12.78%, 4.08%, 7.72%, 4.76%, 4.64%, 4.64%, 4.94%, 1.50%  and (10.79)% respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009, to June 30, 2009, was 8.22%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 5.08% (quarter ended September 30, 2002). Its lowest quarterly return was (5.54) % (quarter ended December 31, 2008).

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares and Class B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes.  In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.  The table also shows returns for the Barclay’s Capital California Municipal Bond Index (BCCAMB),1 a broad-based market index, and the Lipper California Municipal Debt Funds Average (LCAMDFA),2 an average of funds with similar objectives.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance.  The index is unmanaged and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2008)
FUND	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	(14.78)%	(0.13)%	2.29%
Return After Taxes on Distributions[3]	(14.78)%	(0.13)%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(8.03)%	0.64%	2.68%
Class B Shares:
Return Before Taxes	(16.14)%	(0.29)%	2.14%
BCCAMB	(4.16)%	2.62%	4.34%
LCAMDFA	(10.78)%	0.46%	2.49%

[1]
The BCCAMB is an unmanaged index that includes issues in the state of California. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. It is not possible to invest directly in an index.

[2]	The LCAMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.

[3]
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Federated North Carolina Municipal Income Fund – Class A Shares

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.  The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis.  The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information.  The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘ y’ axis reflects the “% Total Return” beginning with (0.10)%  and increasing in increments of  0.05%  up to 0.15%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Federated Fund’s start of business through the calendar year ended 2008. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2008. The percentages noted are: (3.190)%, 10.84%, 4.56%, 9.36%, 5.46%, 2.39%, 2.03%, 4.254%, 1.17%  and (5.95)% respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2009, to June 30, 2009, was 9.31%.
Within the periods shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 5.41% (quarter ended September 30, 2002). Its lowest quarterly return was (3.44)% (quarter ended September  30, 2008).

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown.  In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclay’s Capital Municipal Bond Index (BCMB),1 a broad based market index, and Lipper North Carolina Municipal Debt Funds Average (LNCMDFA), an average of funds with similar objectives.  The LNCMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index or an average.

(For Periods Ended December 31, 2008)
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(10.21)%	(0.05)%	2.58%
Return Taxes on Distributions[2]	(10.21)%	(0.05)%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(5.20)%	0.63%	2.86%
BCMB	(2.47)%	2.71%	4.26%
LNCMDFA	(9.82)%	1.04%	2.81%

[1]
The BCMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date.

[2]
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After–tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Federated Municipal Securities Fund, Inc. – Class A Shares and Class B Shares

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns.  The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis.  The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information.  The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘ y’ axis reflects the “% Total Return” beginning with (0.08)%  and increasing in increments of  0.04%  up to 0.12%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year end of the Federated Fund’s start of business through the calendar year ended 2008. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2008. The percentages noted are: (6.39)%, 11.15%, 3.51%, 9.84%, 4.58%, 4.18%, 3.31%, 4.70%, 0.47%  and (6.749)% respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees.  If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009, to June 30, 2009, was 6.67%.
Within the periods shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 5.24% (quarter ended September 30, 2002). Its lowest quarterly return was (4.58)% (quarter ended September 30, 2008).

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges.  Return Before Taxes is shown for all classes.  In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for Barclays Capital Municipal Bond Index (BCMB)1 a broad-based market index and the Lipper General Municipal Debt Funds Average (LGMFA), an average of funds with similar investments objectives.  The LGMFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance.  The index is unmanaged, and it is not possible to invest directly in an index or an average.

(For the Period Ended December 31, 2008)
	1 Year	5 Years	10 Years	Start of Performance [2]
Class A Shares:
Return Before Taxes	(10.90)%	0.16%	2.23%	---
Return After Taxes on Distributions[3]	(10.90)%	0.16%	2.22%	---
Return After Taxes on Distributions and Sale of Fund Shares[3]	(5.65)%	0.81%	2.55%	---
Class B Shares:
Return Before Taxes	(12.48)%	(0.14)%	1.97%	---
Class C Shares:[3]
Return Before Taxes	(8.46)%	0.20%	1.80%	---
Class F Shares:
Return Before Taxes	(8.52)%	---	---	(5.53)%
BCMB	(2.47)%	2.71%	4.26%	---
LGMFA	(8.94)%	0.57%	2.47%	---

[1]
The BCMB is the Fund’s total return performance benchmark for the long-term, investment-grade market.  The BCMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund’s performance. The BCMB is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

[2]	The Fund’s Class F Shares start of performance date was May 31, 2007.

[3]
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares, Class C Shares and Class F Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as Individual Retirement Account (IRA) or 401(k) plans. Historical returns do not include the effect of a 1.00% front-end sales charge on Class C Shares purchased prior to February 1, 2007. Effective February 1, 2007, this sales charge was eliminated.

Management’s Discussion of Fund Performance

Attached as Annex C to this Prospectus/Proxy Statement is Management’s Discussion of Fund Performance and a line graph showing performance for the fiscal years of each Acquired Fund and the Federated Municipal Fund indicated in Annex C.

Financial Highlights

The Financial Highlights for the Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund are included as Annex B to this Prospectus/Proxy Statement.  The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years.  Some of the information is presented on a per-share basis.  Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

Federated California Fund and Federated North Carolina Fund

For the Federated California Fund and Federated North Carolina Fund, information shown in the Financial Highlights for the fiscal years ended August 31, 2008, 2007 and 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the applicable Fund’s audited financial statements, is included in the Annual Report for the applicable Fund.  The information for prior years was audited by another independent registered public accounting firm, which issued an unqualified opinion.  On August 18, 2006, Trusts’ Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Acquired Funds’ independent registered public accounting firm for the fiscal year ending August 31, 2006. On the same date, the Acquired Funds’ former auditor resigned.  Audited financial statements for the fiscal year ended August 31, 2009, are not yet available. Annual Shareholder Reports, dated August 31, 2009, will be mailed to shareholders of the Federated California Fund and Federated North Carolina Fund, as applicable, on or around October 30, 2009.

Federated Municipal Fund

For Federated Municipal Fund, the information shown in the Financial Highlights has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Federated Municipal Fund’s audited financial statements, is included in the Federated Municipal Fund’s Annual Report.

Investment Adviser

The investment adviser for the Acquired Funds and the Federated Municipal Fund is the Adviser, Federated Investment Management Company.  Each Fund is governed by its Board.  The Board selects and oversees the Adviser.  The Adviser manages the Funds’ assets, including buying and selling portfolio securities.  Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (“Investment Advisers Act”).  The address of the Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser is a subsidiary of Federated Investors, Inc. (“Federated”).  The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008.  Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees.  Federated provides investment products to more than 5,300 investment professionals and institutions.

Portfolio Manager Information

Federated California Fund

The following individual serves as portfolio manager for the Federated California Fund:

Lee R. Cunningham II

Lee R. Cunningham II has been a Portfolio Manager of the Federated California Fund since May 1998.  Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998.  He was named an Assistant Vice President of the Federated California Fund’s Adviser in January 1998 and became a Vice President of the Federated California Fund’s Adviser in July 2000.  From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company.  Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.

Federated North Carolina Fund

The following individual serves as portfolio manager for the Federated North Carolina Fund:

Mary Jo Ochson

Mary Jo Ochson has been the Federated North Carolina Fund’s Portfolio Manager since June 1999.  Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is Vice President of the Trust.  She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Federated North Carolina Fund’s Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated Municipal Fund

The following individual serves as portfolio manager for the Federated Municipal Fund:

J. Scott Albrecht

J. Scott Albrecht has been the Federated Municipal Fund’s Portfolio Manager since May 1996.  He is Vice President of the Federated Municipal Fund.  Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Federated Municipal Fund’s Adviser in January 2005 and served as a Vice President of the Federated Municipal Fund’s Adviser from 1994 through 2004.  He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996.  Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Additional Portfolio Manager Information

Each Fund’s SAI provides additional information about its Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

Investment Advisory Fees and Other Fees/Expenses

The Acquired Funds and the Federated Municipal Fund pay certain affiliated and non-affiliated service providers fees as described below.  The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.  For additional information regarding the fees paid by the Funds, please see the section entitled “Summary — Comparative Fee Tables” in this Prospectus/Proxy Statement.

Investment Advisory Fees

Each Fund’s investment advisory contract provides for payment to the Adviser of the following annual investment advisory fee:

Fund	Advisory Fee
Federated California Fund	0.40% of the Fund’s average daily net assets
Federated North Carolina Fund	0.40% of the Fund’s average daily net assets
Federated Municipal Fund	0.30% of the Fund’s average daily net assets
plus 4.50% of the Fund’s gross income.

The Adviser may voluntarily waive a portion of its investment advisory fee or reimburse a Fund for certain operating expenses.  Any voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion.

Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.

A discussion of the Board’s review of the investment advisory contract of each of the Acquired Funds is available in each of the Acquired Funds’ Semi-Annual Report dated February 28, 2009.  A discussion of the Board’s review of the Federated Municipal Fund’s investment advisory contract is available in the Federated Municipal Fund’s Annual Report dated March 31, 2009.

Administrative Fees

Federated Administrative Services (“FAS”), an affiliate of the Adviser, serves as administrator to the Acquired Funds and the Federated Municipal Fund and provides certain administrative personnel and services as necessary.  FAS provides these services at an annual rate based on the average aggregate daily net assets of the Funds and most of the other Federated funds advised by the Adviser or its affiliates.  The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion.  FAS’ minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares.  FAS may choose to voluntarily waive a portion of its fees or reimburse the Funds for expenses.  Any voluntary waiver or reimbursement may be terminated by FAS at any time in its sole discretion.

FAS also may provide certain accounting and recordkeeping services with respect to a Fund’s portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Service Fees

The Acquired Funds and the Federated Municipal Fund each are party to a Shareholder Services Agreement under which a Fund may pay service fees of up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), an affiliate of the Adviser, for providing certain personal services for shareholders and the maintenance of shareholder accounts.  The Shareholder Services Agreement provides that FSSC either will perform shareholder services directly or will select financial institutions to perform such services.  Financial institutions will receive fees based upon shares owned by their clients or customers.  Intermediaries that receive Service Fees may include a company affiliated with management of the Adviser or its parent company, Federated Investors, Inc.  The schedule of such fees and the basis upon which such fees will be paid are determined from time to time by a Fund and FSSC.  If a financial intermediary receives service fees on an account, it is not eligible to also receive account administration fees on that same account.

Rule 12b-1 Fees

Federated Securities Corp. (“FSC” or the “Distributor”), an affiliate of the Adviser, is the principal distributor for shares of the Acquired Funds and the Federated Municipal Fund.  The Funds have adopted a Rule 12b-1 Distribution Plan (the “Distribution Plan”) pursuant to which the Funds may pay marketing fees to the Distributor in an amount up to the following annual rates:

Fund	Share Class	Distribution (12b-1) Fee
Federated California Fund	Class A Shares	0.05% of average net assets of Class A Shares
	Class B Shares	0.75% of average net assets of Class B Shares
Federated North Carolina Fund	Class A Shares	0.05% of average net assets of Class A Shares
Federated Municipal Fund	Class A Shares	0.00%
	Class B Shares	0.75% of average net assets of Class B Shares

The fees are paid to the Distributor for the sale, distribution, administration and customer servicing of the applicable share classes of the Funds.  When the distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds.  Because the applicable share classes of the Funds pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.  The Distributor may choose to voluntarily waive a portion of its fees or reimburse the Funds for expenses.  Any voluntary waiver or reimbursement may be terminated by the Distributor at any time in its sole discretion.

Account Administration Fees

The Acquired Funds and the Federated Municipal Fund may pay account administration fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders.  If a financial intermediary receives account administration fees on an account, it is not eligible to also receive service fees or recordkeeping fees on that same account.

Recordkeeping Fees

The Acquired Funds and the Federated Municipal Fund may pay recordkeeping fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives recordkeeping fees on an account, it is not eligible to also receive account administration fees or networking fees on that same account.

Networking Fees

The Acquired Funds and the Federated Municipal Fund may reimburse networking fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts.  If a financial intermediary receives networking fees on an account, it is not eligible to also receive recordkeeping fees on that same account.

Front-End Sales Charge Reallowances

The Distributor receives a front-end sales charge on certain share sales.  The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.  When a financial intermediary’s customer purchases Class A Shares of the Acquired Funds and the Federated Municipal Fund, the financial intermediary may receive a Dealer Reallowance as follows:

Class A Shares
Dealer Reallowance as a Percentage
Purchase Amounts	of Public Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%

Advance Commissions

When a financial intermediary’s customer purchases Class A Shares or Class B Shares of the Acquired Funds and the Federated Municipal Fund, the financial intermediary may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
Advance Commission as a Percentage
Purchase Amounts	of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%

Advance commissions are calculated on a year-by-year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by letter of intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Class B Shares
Advance Commission as a Percentage
of Public Offering Price
All Purchase Amounts	Up to 5.00%

Additional Payments to Financial Intermediaries

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to shareholders of the Acquired Funds and the Federated Municipal Fund.  The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.  In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser).  These payments are not reflected in the fees and expenses listed in the fee table section of a Fund’s Prospectus (or the comparative fee tables included in the section entitled “Summary – Comparative Fee Tables) in this Prospectus/Proxy Statement) and described above because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.  These payments may be in addition to payments of Rule 12b-1 fees and/or service fees and/or account administration fees and/or recordkeeping fees and/or network fees made by the Fund to the financial intermediary.  In connection with these payments, the financial intermediary may elevate the prominence or profile of a Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization.  You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided.

Procedures for Purchasing, Redeeming and Exchanging Shares

The transfer agent and dividend-disbursing agent for the Acquired Funds and the Federated Municipal Fund is State Street Bank and Trust Company.  Services provided by State Street Bank include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Procedures for the purchase, redemption and exchange of the Federated Municipal Fund’s shares are substantially the same as the procedures applicable to the purchase, redemption and exchange of the Acquired Funds’ shares.  Reference is made to the Prospectus of the Federated Municipal Fund dated May 31, 2009, and the Prospectuses of the Acquired Funds dated October 31, 2008, each of which is incorporated by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Federated Municipal Fund’s shares and the Acquired Funds’ shares, respectively.  Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds’ shares.

Purchases

Shares of the Acquired Funds and the Federated Municipal Fund may be purchased any day the New York Stock Exchange (NYSE) is open.  When a Fund receives your transaction request in proper form (as described in each Fund’s Prospectus), it is processed at the next calculated NAV of a share, plus any applicable front-end sales charge (public offering price).  A share’s NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.  Each Fund calculates the NAV of each class of shares by valuing the assets allocated to the share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of shares of the class outstanding.  When a Fund holds fixed income securities that trade on days when the NYSE is closed, the value of the Fund’s assets may change on days you may not purchase, redeem or exchange shares.

Purchases of a Fund’s shares may be made through a financial intermediary, directly from the Fund by wire and by check or through an exchange from the same share class of another Federated fund (for exchanges, you must meet the minimum initial investment requirements for purchasing shares and both accounts must have identical registrations).  An institution may establish and account and place an order by calling a Fund and the shares will be priced at the next calculated NAV after the Fund receives the order.

Once you have opened an account, purchases of additional shares may be made automatically on a regular basis using the Systematic Investment Program (“SIP”) (to use the SIP, an investor needs to complete the SIP section of the new account form or contact the Fund or the investor’s financial intermediary).  Once you have opened an account, purchases of additional shares also may be made through a financial institution that is an ACH member (the purchase option can be established by completing the appropriate section of the new account form).  Each Fund reserves the right to reject any request to purchase or exchange shares.  If a Fund offers more than one share class and the class choice is not specified on the new account form or form of payment (e.g., Federal reserve wire or check), investors automatically receive Class A Shares.

Purchasers of the Federated Municipal Fund’s and the Acquired Funds’ Class A Shares incur a front-end sales charge of up to 4.50% of the public offering price on purchase amounts less than $1 million.  The sales charges are subject to the breakpoint discounts and rights of accumulation, which are substantially similar for each Fund and are described in each Fund’s Prospectus for its Class A Shares.  The sales charges on Class A Shares also may be reduced or eliminated in certain circumstances described in the Prospectuses for each Fund (which circumstances are substantially similar for each Fund).

For purchases of $1 million or more, a CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

There is no front-end sales charge upon purchase of the Federated Municipal Fund’s and Federated California Fund’s Class B Shares; however, upon redemption, holders of the Federated Municipal Fund’s and Federated California Fund’s Class B Shares may incur a CDSC of up to 5.50% on Class B Shares redeemed within seven years of the purchase date.

The CDSC on the Class A Shares and Class B Shares of the Funds is calculated using the share price at the time of purchase or redemption, whichever is lower.  The CDSC on Class B Shares may be reduced or eliminated in certain circumstances described in the Prospectuses for the Federated Municipal Fund and Federated California Fund (which circumstances are substantially similar for both the Federated Municipal Fund and the Federated California Fund).

The Funds’ minimum initial and subsequent investment amounts are the same.

Fund	Initial Investment Minimum	Subsequent Investment Minimum	Systematic Investment Program Initial/Subsequent Investment Minimum
Acquired Funds/Federated Municipal Fund - Class A Shares	$1,500	$100	$50/$50
Federated California Fund/Federated Municipal Fund – Class B Shares	$1,500	$100	$50/$50

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,500.  Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Redemptions and Exchanges

Shares of the Acquired Funds and the Federated Municipal Fund may be redeemed or exchanged any day the NYSE is open.  Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from a Fund by telephone or by mailing a written request.  Shares also may be redeemed or exchanged in a minimum amount of $100 on a regular basis using a systematic withdrawal/exchange program (to use the systematic withdrawal/exchange program, an investor must complete the appropriate section of the new account form or an account service options form or contact the investor’s financial intermediary or the Fund).  An investor’s account value must meet the minimum initial investment amount at the time the systematic withdrawal/exchange program is established.  Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using the systematic withdrawal/exchange program.  Shares of a Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV.

Each Fund has an exchange privilege that allows shareholders to exchange shares of the Fund into shares of the same class of another Federated fund.  An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.  The Funds may modify or terminate the exchange privilege at any time.

Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges of each Fund may be obtained by calling, the Funds at 1-800-341-7400.

Other Share Classes Offered by the Federated Municipal Fund

The Federated Municipal Fund also offers Class C Shares and Class F Shares in addition to Class A Shares and Class B Shares.  All share classes have different sales charges and other expenses which affect their performance.  The additional share classes may be preferable for certain shareholders.  Please note that certain purchase restrictions may apply.  For more information on whether or not you are eligible to purchase the additional share classes offered by the Federated Municipal Fund please review the Prospectus for the Federated Municipal Fund.  To request information regarding such additional share classes, you may contact the Federated Municipal Fund at 1-800-341-7400.

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policies; Change of Custodian

Dividends and Distributions

The Acquired Funds and the Federated Municipal Fund declare any dividends daily and pay them monthly to shareholders.  If you purchase shares by wire, you begin earning dividends on the day your wire is received.  If you purchase shares by check, you begin earning dividends on the business day after the applicable Fund receives your check.  In either case, you earn dividends through the day your redemption request is received.  Dividends are paid to all shareholders invested in a Fund on the record date.  The record date is the date on which a shareholder must officially own shares to earn a dividend.

In addition, the Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements.  Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.  Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares.  No interest will accrue on amounts represented by uncashed distribution checks.  If you purchase shares just before the record date for a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the record date for a capital gain.  Contact your financial intermediary or the Funds for information concerning when dividends and capital gains will be paid.  Under the federal securities laws, a Fund is required to provide a notice to shareholders regarding the source of distributions made by a Fund if such distributions are from sources other than ordinary investment income.

Tax Information

It is anticipated that the Acquired Funds’ and the Federated Municipal Fund’s distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of a Fund’s dividends may not be exempt.  Dividends may be subject to state and local taxes; although the Acquired Funds’ dividends will be exempt from state taxes to the extent they are derived from interest on obligations exempt from such taxes.  In addition, a Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities.  Distributions of net short-term capital gains are taxable to you as ordinary income.  Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your shares.  A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.  Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund.  Redemptions and exchanges are taxable sales.  Please consult your tax adviser regarding your federal, state and local tax liability in light of your individual circumstances.

Frequent Trading

Frequent or short-term trading into and out of the Acquired Funds and the Federated Municipal Fund can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Funds’ investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds.  Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

Each Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ shares.  These policies and procedures are substantially similar for each of the Funds and are described in each Fund’s Prospectus, which is incorporated herein by reference.

Portfolio Holdings Disclosure Policies

The SAI of each of the Acquired Funds, and the SAI of the Federated Municipal Fund, each contain a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities.  The SAIs are available on Federated’s website at FederatedInvestors.com.

Change in Custodian

The current custodian of the Acquired Funds is The Bank of New York Mellon.  The current custodian of the Federated Municipal Fund is State Street Bank and Trust Company.  At the August 2009 meeting of the Board of Directors for the Federated Municipal Fund, the Board voted to approve the change of custodian for the Federated Municipal Fund from State Street Bank to The Bank of New York Mellon.  It is estimated that the change in custodian from State Street Bank and Trust Company to The Bank of New York Mellon, currently will result in a slight increase (approximately $486) in the amount of custody fees paid by the Federated Municipal Fund on an annual basis. While the exact timing for this change in custodian has not yet been finalized, this change currently is expected to occur prior to the Closing Date for the Reorganizations.

INFORMATION ABOUT THE REORGANIZATION

Description of the Agreements and Plans of Reorganization

The Plan for each Reorganization provides for the Reorganization to occur on the Closing Date, which is expected to be on or after December 4, 2009.  On the Closing Date, all of the assets of each of the Acquired Funds (except for deferred or prepaid expenses which are not expected to be material) will be transferred to the Federated Municipal Fund.  In exchange for the transfer of these assets, the Federated Municipal Fund will simultaneously issue to each of the Acquired Funds a number of full and fractional Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund equal in value to the aggregate NAV of the Class A Shares and Class B of the Federated California Fund and the Class A Shares of the Federated North Carolina Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.

The value of each of the Acquired Funds’ assets to be acquired by the Federated Municipal Fund shall be the value of such assets at the closing on the Closing Date of the applicable Reorganization using the valuation procedures set forth in the Federated Municipal Fund’s Articles of Incorporation and its current Prospectus and SAI, or such other valuation procedures as the Acquired Funds and the Federated Municipal Fund shall mutually agree.  There are no material differences between the valuation procedures of the Acquired Funds and the Federated Municipal Fund.  Consequently, it is not anticipated that the use of the Federated Municipal Funds’ valuation procedures will result in a material revaluation of the Acquired Funds’ assets at the time of the Reorganizations.  Fixed income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board.  Fixed income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).  Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.  OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board.  Shares of other mutual funds are valued based upon their reported NAV.  If a Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers.  If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, a Fund uses the fair value of the investment determined in accordance with the Fund’s fair valuation procedures described in the Funds’ Prospectus and SAI.  There can be no assurance that a Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.  The Prospectuses for each Fund explain the circumstances under which a Fund will use fair value pricing and the effects of using fair value pricing.

The Federated Municipal Fund will be the accounting survivor in the Reorganization.  Each of the Acquired Funds will discharge all of its liabilities and obligations prior to consummation of its Reorganization.  Following the transfer of its assets in exchange for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund, each of the Acquired Funds will distribute the Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund pro rata to shareholders of record of Class A Shares and Class B Shares (as applicable) of the Acquired Funds, in complete liquidation and dissolution/termination of the Acquired Funds.  Shareholders of the Acquired Funds owning Class A Shares or Class B Shares (as applicable) at the Closing on the Closing Date of the Reorganizations will receive a number of Class A Shares or Class B Shares (as applicable) of the Federated Municipal Fund with the same aggregate value as the shareholder had in the Acquired Funds immediately before the Reorganizations.  This distribution will be accomplished by the establishment of accounts in the names of the Acquired Funds’ shareholders on the share records of the Federated Municipal Fund’s transfer agent.  The Federated Municipal Fund does not issue share certificates to shareholders.

Following the consummation of the Reorganizations, the Acquired Funds will be dissolved/terminated, and the Trust will amend its Declaration of Trust to remove the Acquired Funds as portfolios of the Trust and to reflect the liquidation and dissolution/termination of the Acquired Funds.  The transfer of shareholder accounts from the Acquired Funds to the Federated Municipal Fund will occur automatically.  It is not necessary for the Acquired Funds’ shareholders to take any action to effect the transfer.  Please do not attempt to make the transfer yourself.  If you do so, you may disrupt the management of the Acquired Funds’ portfolios, and you may incur sales charges that you would not incur in the Reorganizations.

Each Plan contains customary representations, warranties and conditions.  Each Plan provides that the consummation of a Reorganization is conditioned upon, among other things:  (i) approval of the Reorganization by the shareholders of the applicable Acquired Fund; and (ii) the receipt by the Trust and the Federated Municipal Fund of an opinion to the effect that the applicable Reorganization will be tax-free under the Code to the applicable Acquired Fund, its shareholders and the Federated Municipal Fund.  Each Plan may be terminated by mutual agreement of the Trust and the Federated Municipal Fund or if, before the Closing Date, there is a breach of a representation, warranty or agreement contained in the Plan, any of the required conditions have not been met, or the Board of an applicable Fund determines that the applicable Reorganization is not in the best interest of the shareholders of the applicable Fund.

The Reorganization of the Federated California Fund with and into the Federated Municipal Fund is not conditioned upon the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund being approved or consummated.  Likewise, the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund is not conditioned upon the Reorganization of the Federated California Fund with and into the Federated Municipal Fund being approved or consummated.

See the section entitled “Information About the Reorganizations — Costs of the Reorganizations” in this Prospectus/Proxy Statement for a description of the expense provisions of each Plan.

The foregoing brief summary of each Plan is qualified in its entirety by the terms and provisions of the Plan.  A copy of the Plan for each Reorganization is attached hereto as Annex A and incorporated herein by reference.

Costs of the Reorganizations

The Acquired Funds and the Federated Municipal Fund will not bear any expenses associated with their participation in the Reorganizations, except as contemplated in Article IX of each Plan (and summarized below).

Each of the Acquired Funds will pay the following direct proxy expenses relating to its participation in its Reorganization: (a) cost of printing and mailing of proxy materials (i.e., this Prospectus/Proxy Statement and other materials used in connection with the special meeting of shareholders); and (b) the cost of processing, soliciting and tabulating the vote of its shareholders in connection with the special meeting.  The Federated Municipal Fund shall bear expenses associated with the qualification of the Federated Municipal Fund’s shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganizations, the Acquired Funds or the Federated Municipal Fund may incur transaction expenses associated with the purchase and sale of portfolio securities.

The Adviser, or its affiliates, will pay all remaining expenses associated with the Federated Municipal Fund’s and Acquired Funds’ participation in the Reorganizations.  Such other expenses may include, without limitation:  (a) expenses associated with the preparation and filing of the proxy materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.

Given the large waiver positions of the Acquired Funds, and the fact that the Acquired Funds are being operated at their applicable voluntary expense caps, Federated will indirectly pay the expenses that the Acquired Funds will be responsible to pay; thus the effect on the net asset values of the Acquired Funds as a result of the payment of the direct proxy expenses and brokerage expenses would not be significant, if any (after taking into account the impact of waivers).  See the section entitled “Summary – Reasons for the Proposed Reorganizations” in this Prospectus/Proxy Statement for additional information regarding Federated’s indirect payment of such expenses and the impact of waivers.

Description of the Federated California Fund’s, Federated North Carolina Fund’s and Federated Municipal Fund’s Share Classes and  Capitalization

The Class A Shares of the Federated Municipal Fund to be issued to shareholders of the Acquired Funds’ Class A Shares under a Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  The Class B Shares of the Federated Municipal Fund to be issued to shareholders of the Federated California Fund’s Class B Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to the Prospectus of the Federated Municipal Fund provided herewith for additional information about the Class A Shares and Class B Shares of the Federated Municipal Fund.

The following table sets forth the unaudited capitalization of the Federated Municipal Fund’s Class A Shares and Class B Shares and the Federated California Fund’s Class A Shares and Class B Shares as of July 31, 2009, and on a pro forma combined basis after giving effect to the Reorganization of the Federated California Fund with and into the Federated Municipal Fund as of that date.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated California Fund – Class A Shares	$52,575,591	5,441,726	$9.66
Adjustments		(27,144)
Federated Municipal Fund – Class A Shares	$402,682,958	41,472,471	$9.71
Federated Municipal Fund, Pro Forma Combined – Class A Shares	$455,258,549	46,887,053	$9.71

Federated California Fund – Class B Shares	$9,242,024	956,480	$9.66
Adjustments		(4,675)
Federated Municipal Fund – Class B Shares	$14,328,279	1,475,679	$9.71
Federated Municipal Fund, Pro Forma Combined – Class B Shares	$23,570,303	2,427,484	$9.71
*	Does not reflect an additional $36,294,277 of net assets of Federated Municipal Fund represented by other share classes (i.e., Class C Shares and Class F Shares).

The following table sets forth the unaudited capitalization of the Federated Municipal Fund’s Class A Shares and the Federated North Carolina Fund’s Class A Shares as of July 31, 2009, and on a pro forma combined basis after giving effect to the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund as of that date.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated North Carolina Fund – Class A Shares	$49,680,699	4,864,836	$10.21
Adjustments		251,611
Federated Municipal Fund – Class A Shares	$402,682,958	41,472,471	$9.71
Federated Municipal Fund, Pro Forma Combined – Class A Shares	$452,363,657	46,588,918	$9.71
*	Does not reflect an additional $50,622,556 of net assets of Federated Municipal Fund represented by other share classes (i.e., .Class B Shares, Class C Shares and Class F Shares).

The following table sets forth the unaudited capitalization of the Federated Municipal Fund’s Class A Shares and Class B Shares, the Federated California Fund’s Class A Shares and Class B Shares, and the Federated North Carolina Fund’s Class A Shares as of July 31, 2009, and on a pro forma combined basis after giving effect to both Reorganizations.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated California – Class A Shares	$52,575,591	5,441,726	$9.66
Adjustments		(27,144)
Federated North Carolina Fund – Class A Shares	$49,680,699	4,864,836	$10.21
Adjustments		251,611
Federated Municipal Fund – Class A Shares	$402,682,958	41,472,471	$9.71
Federated Municipal Fund, Pro Forma Combined – Class A Shares	$504,939,248	52,003,500	$9.71

Federated California Fund – Class B Shares	$9,242,024	956,480	$9.66
Adjustments		(4,675)
Federated Municipal Fund – Class B Shares	$14,328,279	1,475,679	$9.71
Federated Municipal Fund, Pro Forma Combined – Class B Shares	$23,570,303	2,427,484	$9.71
*	Does not reflect an additional $36,294,277 of net assets of Federated Municipal Fund represented by other share classes (i.e., Class C Shares and Class F Shares).

Federal Income Tax Consequences

As a condition to the Reorganizations, the Federated Municipal Fund and each of the Acquired Funds will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

•
the Reorganizations as set forth in the Plans will constitute tax-free reorganizations under section 368(a) of the Code, and the Acquired Funds and Federated Municipal Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•
no gain or loss will be recognized by the Federated Municipal Fund upon its receipt of the Acquired Funds’ assets in exchange for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund;

•
no gain or loss will be recognized by either of the Acquired Funds upon transfer of its assets to the Federated Municipal Fund in exchange for the Federated Municipal Fund’s Class A Shares and Class B Shares (as applicable) or upon the distribution of the Federated Municipal Fund’s Class A Shares and Class B Shares (as applicable) to the Acquired Funds’ shareholders in exchange for their Class A Shares and Class B Shares (as applicable) of the Acquired Funds;

•
no gain or loss will be recognized by shareholders of the Acquired Funds upon exchange of their Class A Shares and Class B Shares (as applicable) of the Acquired Funds for Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund;

•
the aggregate tax basis of the Class A Shares and Class B Shares (as applicable) of the Federated Municipal Fund received by each shareholder of the Acquired Funds pursuant to a Reorganization will be the same as the aggregate tax basis of the Class A Shares and Class B Shares (as applicable) of the Acquired Funds held by such shareholder immediately prior to the applicable Reorganization;

•
the holding period of the Federated Municipal Fund’s Class A Shares and Class B Shares (as applicable) received by each shareholder of the Acquired Funds will include the period during which the Acquired Funds’ Class A Shares and Class B Shares (as applicable) exchanged therefor were held by such shareholder, provided the Class A Shares and Class B Shares (as applicable) of the Acquired Funds were held as capital assets on the date of the Reorganization;

•
the tax basis of each of the Acquired Funds’ assets acquired by the Federated Municipal Fund will be the same as the tax basis of such assets to the applicable Acquired Fund immediately prior to the Reorganizations; and

•	the holding period of the assets of each of the Acquired Funds in the hands of the Federated Municipal Fund will include the period during which those assets were held by the applicable Acquired Fund.

The opinions provided in connection with the Reorganizations may be based on customary assumptions and such representations as tax counsel may reasonably request and each Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinions may state that no opinion is expressed as to the effect of a Reorganization on the Federated Municipal Fund, the Acquired Funds or the Acquired Funds’ shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  The requirement that the above-described opinions be provided in connection with the Reorganizations cannot be waived by any Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Acquired Funds would recognize a taxable gain or loss equal to the difference between the shareholder’s tax basis in the shareholder’s shares of the Acquired Funds and the fair market value of the shares of the Federated Municipal Fund received in exchange therefor.

See the discussion under the section entitled “Summary —Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganizations, including (without limitation) information on the Funds’ unrealized gains/losses and capital loss carryforwards, and the possibility that the Acquired Funds may make distributions (which may be taxable) of ordinary income and/or realized capital gains to their respective shareholders prior to the Reorganizations being consummated.

Shareholders of the Acquired Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about the state and local tax consequences, if any, of the Reorganizations.

Comparative Information on Shareholder Rights

Both the Trust and Federated Municipal Fund are open-end, management investment companies.  The Federated Municipal Fund was established under the laws of the State of Maryland.  The Trust was established under the laws of the Commonwealth of Massachusetts.  The rights of shareholders of the Federated Municipal Fund and the Acquired Funds are defined by their Articles of Incorporation and Declaration of Trust, respectively, and Bylaws.  The rights of the shareholders of the Funds relating to voting, distributions and redemptions, are substantively similar.  The chart below describes some of the differences between your rights as a shareholder of the Acquired Funds and your rights as a shareholder of the Federated Municipal Fund.

CATEGORY	ACQUIRED FUNDS	FEDERATED MUNICIPAL FUND
Preemptive Rights	None	None
Preferences	None	None
Appraisal Rights	None	None
Conversion Rights	None	None
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the Funds’ prospectuses)	None	None
Minimum Account Size	Class A Shares - $1,500 Class B Shares -- $1,500 (Federated California Fund Only)	Class A Shares - $1,500 Class B Shares -- $1,500
Annual Meetings	Not required	Not required
Right to Call Shareholder Meetings	Shall be called upon the written request of the holders of at least 10% of outstanding shares of the Fund entitled to vote at the meeting.	Shall be called upon the written request of the holders of at least 10% of outstanding shares of the Fund entitled to vote at the meeting.
Notice of Meetings	Mailed to each shareholder entitled to vote at least 15 days before the meeting.	Mailed to each shareholder entitled to vote at least 10 days before the meeting.
Record Date For Meetings	The Board of Trustees may fix a date not more than 60 days before the meeting date as the record date for determining Shareholders entitled to notice of and to vote at any meeting of shareholders.	The Board of Directors may fix a date not more than 90 days before the meeting date as the record date for determining Shareholders entitled to notice of or to vote at any meeting of shareholders.

CATEGORY	ACQUIRED FUNDS	FEDERATED MUNICIPAL FUND
Quorum for Meetings
Except when otherwise required by law, the presence in person or by proxy of holders of more than 50% of the total number of outstanding shares of all Series and Classes entitled to vote at such meeting constitutes a quorum at any meeting of shareholders.
Except when otherwise required by law, the presence in person or by proxy of the holders of one-third of the shares entitled to vote constitutes a quorum at any meeting of shareholders.
Vote Required for Election of Trustees/Directors	A plurality of votes cast at the meeting.	A plurality of votes cast at the meeting.
Adjournment of Meetings
In the absence of a quorum, a plurality of the shares present in person or by proxy may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.

In the absence of a quorum, a majority of those shareholders present in person or by proxy may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.

Removal of Trustees/ Directors by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares.	A Director may be removed from office at any special meeting of shareholders by a majority of all of the shares entitled to vote.
Personal Liability of Officers and Trustees/Directors
Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

Directors and officers of the Federated Municipal Fund shall be liable for the their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Director or officer, as the case may be, and for nothing else.

Personal Liability of Shareholders
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust.  To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.  Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Under Maryland corporate law no personal liability passes through to shareholders of the fund.  Under Maryland corporate law, there is generally no shareholder liability for acts or obligations of the corporation.

CATEGORY	ACQUIRED FUNDS	FEDERATED MUNICIPAL FUND
Rights of Inspection
Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the trust maintained on behalf of each series and class of shares of the trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have any right to inspect any account or book or document of the trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the trustees or by resolution of the shareholders of the relevant series or class.

Under the General Laws of the State of Maryland, the by-laws and the minutes must be available for inspection by shareholders.  Maryland law provides that one or more persons who together are shareholders of at least 5% of the outstanding shares of the corporation for at least six months may inspect the fund’s books of account and stock ledger, statement of the corporation’s affairs, and present to any officer or resident agent a written request for a list of the Maryland fund’s shareholders.

Liquidation and Dissolution
The trustees of a Massachusetts business trust may resolve to liquidate or dissolve a fund or new fund, or any class thereof, without prior shareholder approval and without first redeeming all of the shares of the respective fund.  Although Massachusetts law allows the trust to liquidate without shareholder approval, the declaration of trust can amend this allowance.  The declaration of trust for the Federated Municipal Securities Income Trust provides that the Trust may sell all of its assets upon approval by a majority of the shareholders.

Maryland law requires shareholder approval to dissolve a fund.  To circumvent the shareholder approval requirement, the Directors can first redeem all of the outstanding shares of the fund.  The Directors can redeem the shares without shareholder approval, and once the shares have been redeemed, the Directors can liquidate the series or class without shareholder approval.  Also, in the event that no shares of a class or series are outstanding, a majority of the Directors may vote to liquidate any class or series without shareholder approval.

Number of Authorized Shares; Par Value	Unlimited; no par value.	1,000,000,000 shares; $.01 per share par value.

INFORMATION ABOUT FEDERATED MUNICIPAL SECURITIES FUND, INC. AND FEDERATED
CALIFORNIA MUNICIPAL INCOME FUND AND FEDERATED NORTH CAROLINA MUNICIPAL
INCOME FUND

Where to Find Additional Information

Information about the Acquired Funds is included in their Prospectuses and their SAIs dated October 31, 2008, each of which is incorporated herein by reference.  Information about the Federated Municipal Fund is included in its Prospectus and its SAI dated May 31, 2009, each of which is incorporated herein by reference.  A copy of the Prospectus for the Federated Municipal Fund accompanies this Prospectus/Proxy Statement.  Copies of the SAI of the Federated Municipal Fund, the Prospectuses and SAIs of the Acquired Funds and the SAI dated [_____], 2009, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561.  The Prospectuses and SAIs of the Acquired Funds and the Federated Municipal Fund are also available electronically on Federated’s website at FederatedInvestors.com.

The Federated Municipal Fund, and the Trust, on behalf of the Acquired Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC.  Reports, proxy and information statements and other information filed by the Federated Municipal Fund and by the Trust, on behalf of the Acquired Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated’s website at FederatedInvestors.com.

Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Board of the Trust, on behalf of its portfolios, the Federated California Fund and Federated North Carolina Fund.  The proxies will be voted at the special meeting of shareholders of each of the Acquired Funds to be held at 2:00 p.m. (Eastern Time) on November 20, 2009, at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561(each such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Acquired Funds or their affiliates.  Given the large waiver positions of the Acquired Funds, and the fact that the Acquired Funds are being operated at their applicable voluntary expense caps, Federated will indirectly pay the expenses that the Acquired Funds will be responsible to pay. The Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  (See the section entitled “Information About the Reorganizations – Costs of the Reorganization” in this Prospectus/Proxy Statement for further information regarding which parties are responsible for paying the costs and expenses of the Reorganizations.)  In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Adviser or its affiliates or, if necessary, a communications firm retained for this purpose.  Such solicitations may be by telephone, through the Internet or otherwise.  Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies.  This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about October 9, 2009, to shareholders of record at the close of business on September 23, 2009 (the “Record Date”).

Each Acquired Fund’s Annual Report, which include audited financial statements for its fiscal year ended August 31, 2008, and each Acquired Fund’s Semi-Annual Report containing unaudited financial statements for the six-month period ended February 28, 2009, were previously mailed to shareholders of the applicable Acquired Fund.  The Federated Municipal Fund’s Annual Report, which includes audited financial statements for its fiscal year ended March 31, 2009, and its Semi-Annual Report containing unaudited financial statements for the six-month period ended September 30, 2008, were previously mailed to shareholders of the Federated Municipal Fund.  Each of the Acquired Funds and Federated Municipal Fund will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its Annual Report and/or  Semi-Annual Report.  Requests for Annual Reports or Semi-Annual Reports for the Federated Municipal Fund or the Acquired Funds may be made by writing to the Funds’ principal executive offices or by calling the toll-free telephone number, 1-800-341-7400.  The principal executive office for the Funds is located at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561.  These reports are also available electronically on Federated’s website at FederatedInvestors.com.

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each Class A Share and Class B Share of Federated California Fund, and each Class A Share of Federated North Carolina Fund, is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.  The votes of shareholders of Federated Municipal Fund are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person.  All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the applicable Agreement and Plan of Reorganization.

In order to hold a Special Meeting, a “quorum” of shareholders of the applicable Acquired Fund must be present.  Due to the requirements of the 1940 Act discussed in the next paragraph, holders of more than 50% of the total number of Class A Shares and Class B Shares of the Federated California Fund, entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan of Reorganization with respect to the Reorganization of the Federated California Fund with and into the Federated Municipal Fund.  Holders of more than 50% of the total number of Class A Shares of the Federated North Carolina Fund entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan of Reorganization with respect to the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund.

Shareholder approval with respect to the proposal requires the affirmative vote of "a majority of the outstanding voting securities" as defined in the 1940 Act.  Regarding the Reorganization of the Federated California Fund with and into the Federated Municipal Fund, this vote requires the lesser of:  (A) 67% or more of the Class A Shares and Class B Shares of the Federated California Fund present at the Special Meeting, voting together, if the shareholders of more than 50% of the outstanding Class A Shares and Class B Shares of the Federated California Fund are present or represented by proxy; or (B) more than 50% of the outstanding Class A Shares and Class B Shares of the Federated California Fund, voting together.  Regarding the Reorganization of the Federated North Carolina Fund with and into the Federated Municipal Fund, this vote requires the lesser of:  (A) 67% or more of the Class A Shares of the Federated North Carolina Fund present at the Special Meeting, if the shareholders of more than 50% of the outstanding Class A Shares of the Federated North Carolina Fund are present or represented by proxy; or (B) more than 50% of the outstanding Class A Shares of the Federated North Carolina Fund.

For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time to be held at the same place without further notice than by announcement to be given at the meeting until a quorum shall be present.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal.  All such adjournments will require the affirmative vote of a plurality of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.  A shareholder vote may be taken on a proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

Officers and Trustees of the Trust own less than 1% of the Acquired Funds’ outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated California Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class B Shares of Federated California Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated North Carolina Fund:

[To Be Filed By Amendment]

Officers and Directors of Federated Municipal Fund own less than 1% of each class of Federated Municipal Fund’s outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated Municipal Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class B Shares of Federated Municipal Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class C Shares of Federated Municipal Fund:

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class F Shares of Federated Municipal Fund:

[To Be Filed By Amendment]

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[To Be Filed By Amendment]

Interests of Certain Persons

Each Fund is managed by the Adviser.  The Adviser is a subsidiary of Federated.  All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.  John F. Donahue and J. Christopher Donahue currently serve as trustees/directors of both the Trust and the Federated Municipal Fund.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Acquired Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Municipal Securities Income Trust, Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Acquired Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

/s/ John W. McGonigle
John W. McGonigle, Secretary

[ ___________], 2009

ANNEX A

FORM OF AGREEMENTS AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____________, 2009 by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust,, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA, 15086-7561 (the “Trust”), with respect to [FEDERATED CALIFORNIA MUNICIPAL INCOME FUND] [FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND] (the “Acquired Fund”), a series of the Trust, and FEDERATED MUNICIPAL SECURITIES FUND, INC., a Maryland Corporation, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA, 15086-7561 (the “Acquiring Fund” and, collectively with the Acquired Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund (which offers [Class A Shares and Class B Shares] [Class A Shares]) in exchange for shares ([Class A Shares and Class B Shares, respectively] [Class A Shares]), no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of  the Acquiring Fund’s Shares ([Class A Shares and Class B Shares] [Class A Shares]) to the holders of shares of the Acquired Fund’s Shares ([Class A Shares and Class B Shares, respectively] [Class A Shares]); and (iii) the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a stand-alone corporate entity having no separate series; the Acquired Fund is a separate series of the Trust; the Trust and the Acquiring Fund are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of stock and beneficial interests, respectively;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Directors of the Acquiring Fund have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of [each] [the] class of full and fractional Acquiring Fund Shares determined by multiplying (a) the shares outstanding of [each] [the] class of the Acquired Fund (the “Acquired Fund Shares”) by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of [Class A Shares and Class B Shares] [Class A Shares] of the Acquired Fund will receive [Class A Shares and Class B Shares, respectively,] [Class A Shares] of the Acquiring Fund.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund.  The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and shall be excluded from the Valuation of Assets under paragraph 2.1 and the corresponding calculation of net asset value per share of [each] [the] class of the Acquired Fund Shares under this Agreement.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3           LIABILITIES TO BE DISCHARGED.  The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5           OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8           TERMINATION.  The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9           BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2           VALUATION OF SHARES.  The net asset value per share of [each] [the] class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3           SHARES TO BE ISSUED.  The number of [each] [the] class of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE.  The closing (“Closing”) shall occur on or after December 4, 2009, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The Closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2           CUSTODIAN’S CERTIFICATE.  The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4           TRANSFER AGENT’S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, legal opinions, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

a)	The Acquired Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b)
The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Acquired Fund is not, and the execution, delivery, and performance of this Agreement subject to shareholder approval will not, result in a violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)
The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)
Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)
The audited financial statements of the Acquired Fund as of August 31, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)
The unaudited financial statements of the Acquired Fund as of February 28, 2009, and for the six months then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i)
Since the date of the financial statements referred to in paragraph g above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j)
As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

k)
The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the Acquired Fund’s Board of Trustees and committees of the Acquired Fund’s Board of Trustees. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.

l)
The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

m)
All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

n)
All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

o)
At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

p)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

q)
The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

r)
From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

s)
The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

t)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2           REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Fund represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

a)	The Acquiring Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

b)
The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in the violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)
Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)
The financial statements of the Acquiring Fund as of March 31, 2009, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)
Since the date of the financial statements referred to in paragraph f above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h)
All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)
All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

j)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

k)
Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l)
The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

m)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)
The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p)
The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2           APPROVAL OF SHAREHOLDERS.  The Trust will call a special meeting of the Acquired Fund’s Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s Treasurer.

5.7           PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Acquiring Fund will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”).  The Registration Statement shall include a proxy statement for use in connection with the special meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein (the “Proxy Materials”), and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the Registration Statement and Proxy Materials for inclusion therein.

5.8           DIVIDENDS.  On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Fund’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust’s Declaration of Trust and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)
The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368 of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368 of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)
No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)
The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization.  The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)
The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX.  The Acquired Fund will pay the following direct proxy expenses relating to its participation in the Reorganization: (a) cost of printing and mailing of the Proxy Materials: and (b) the cost of soliciting and tabulating the vote of its shareholders in connection with the special meeting.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Acquiring Fund or the Acquired Fund may incur transaction expenses associated with the purchase and sale of portfolio securities.  Federated Investment Management Company, or its affiliates, will pay all remaining direct and redirect expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization.  Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1         The Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2         Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Trust and the Acquiring Fund.  In addition, either the Trust or the Acquiring Fund may, at its option, terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)
a determination by a party’s Board of Trustees or Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Acquiring Fund, respectively, and notice is given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Trust, or their respective Directors, Trustees or officers to the other party or its Directors, Trustees or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Fund and the Trust as authorized by the Board of Directors of the Acquiring Fund and the Board of Trustees of the Acquired Fund, respectively; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation, trust, or other entity other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the Trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquired Fund as provided in the Trust’s Declaration of Trust.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Acquiring Fund personally, but shall bind only the property of the Acquiring Fund, as provided in the Articles of Incorporation of the Acquiring Fund.  The execution and delivery of this Agreement have been authorized by the Directors of the Acquiring Fund and signed by authorized officers of the Acquiring Fund, acting as such.  Neither the authorization by such Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Fund’s Articles of Incorporation.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
on behalf of its portfolio,
[Federated California Municipal Income Fund]
[Federated North Carolina Municipal Income Fund]

By: ______________________
Title:

FEDERATED MUNICIPAL SECURITIES FUND, INC.

By: ______________________
Title:

ANNEX B

FINANCIAL HIGHLIGHTS

Federated California Fund

Financial Highlights – Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$10.62	$10.97	$11.10	$10.94	$10.70
Income From Investment Operations:
Net investment income	0.50	0.50	0.51	0.52	0.52
Net realized and unrealized gain (loss) on investments, future contracts and swap contracts	(0.35)	(0.35)	(0.13)	0.16	0.24
Total from investment operations	0.15	0.15	0.38	0.68	0.76
Less Distributions:
Distributions from net investment income	(0.50)	(0.50)	(0.51)	(0.52)	(0.52)
Net Asset Value, End of Period	$10.27	$10.62	$10.97	$11.10	$10.94
Total Return[2]	1.40%	1.36%	3.55%	6.32%	7.26%
Ratios to Average Net Assets:
Net expenses	0.55%[3]	0.58%[4]	0.52%	0.50%	0.50%
Net investment income	4.73%	4.61%	4.68%	4.68%	4.81%
Expense waiver/reimbursement[5]	0.79%	0.83%	0.88%	0.90%	0.85%
Supplemental Data
Net assets, end of period (000 omitted)	$63,863	$60,557	$55,168	$44,159	$34,269
Portfolio turnover	22%	23%	18%	18%	13%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 0.55% after taking into account these expense reductions.

4	Includes 0.03% of interest and trust expenses related to the Fund’s participation in certain inverse floater structures.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated August 31, 2008, which can be obtained free of charge.

Federated California Fund

Financial Highlights – Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period:	$10.62	$10.97	$11.10	$10.94	$10.70
Income From Investment Operations:
Net investment income	0.42	0.42	0.43	0.43	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.35)	(0.35)	(0.13)	0.16	0.24
Total from investment operations	0.07	0.07	0.30	0.59	0.68
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.43)	(0.43)	(0.44)
Net Asset Value, End of Period	$10.27	$10.62	$10.97	$11.10	$10.94
Total Return[2]	0.64%	0.60%	2.77%	5.52%	6.46%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.34%[4]	1.27%	1.25%	1.25%
Net investment income	3.97%	3.84%	3.91%	3.93%	4.06%
Expense waiver/reimbursement[5]	0.61%	0.58%	0.63%	0.65%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,736	$19,074	$29,730	$37,464	$43,773
Portfolio turnover	22%	23%	18%	18%	13%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 1.30% after taking into account these expense reductions.

4	Includes 0.03% of interest and trust expenses related to the Fund’s participation in certain inverse floater structures.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated August 31, 2008, which can be obtained free of charge.

Federated North Carolina Fund

Financial Highlights – Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31	2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$10.52	$10.85	$11.07	$11.05	$10.92
Income from Investment Operations:
Net investment income	0.45	0.47	0.48	0.47	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.18)	(0.33)	(0.22)	0.02	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.14	0.26	0.49	0.61
Less Distributions:
Distributions from net investment income	(0.45)	(0.47)	(0.48)	(0.47)	(0.48)
Net Asset Value, End of Period	$10.34	$10.52	$10.85	$11.07	$11.05
Total Return[2]	2.57%	1.28%	2.48%[3]	4.57%	5.61%

Ratios to Average Net Assets:
Net expenses	0.79%[4]	0.84%[5]	0.74%	0.78%	0.79%
Net investment income	4.26%	4.37%	4.45%	4.29%	4.26%
Expense waiver/reimbursement[6]	0.66%	0.77%	0.76%	0.63%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,293	$48,740	$47,174	$62,000	$56,289
Portfolio turnover	19%	21%	13%	12%	16%
1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.06% on the total return.

4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended August 31, 2008 is 0.79% after taking in to account these expense reductions.

5	Includes 0.05% of interest and trust expenses related to the Fund’s participation in certain inverse floater structures.

6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated August 31, 2008, which can be obtained free of charge.

Federated Municipal Fund

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.05	$10.65	$10.59	$10.65	$10.83
Income From Investment Operations:
Net investment income	0.43 [1]	0.44 [1]	0.46 [1]	0.46 [1]	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.64)	(0.59)	0.06	(0.05)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	(0.15)	0.52	0.41	0.28
Less Distributions:
Distributions from net investment income	(0.43)	(0.45)	(0.46)	(0.47)	(0.46)
Net Asset Value, End of Period	$9.41	$10.05	$10.65	$10.59	$10.65
Total Return[2]	(2.14)%	(1.48)%	5.05%	3.93%	2.64%

Ratios to Average Net Assets:
Net expenses	0.87%[3]	0.88%[4]	1.15%[4]	0.98%[4]	0.93%[4]
Net investment income	4.40%	4.28%	4.31%	4.28%	4.15%
Expense waiver/reimbursement[5]	0.15%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$396,603	$431,074	$436,073	$436,026	$423,632
Portfolio turnover	52%	37%	23%	23%	28%
1	Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.87% after taking into account this expense reduction.

4
Includes interest and trust expenses related to the Fund’s participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14% and 0.08% for the years ended March 31, 2008, 2007, 2006 and 2005, respectively.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated March 31, 2009, which can be obtained free of charge.

Federated Municipal Fund

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.05	$10.65	$10.59	$10.65	$10.83
Income From Investment Operations:
Net investment income	0.34 [1]	0.35 [1]	0.36 [1]	0.37 [1]	0.38
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.64)	(0.60)	0.07	(0.05)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	(0.25)	0.43	0.32	0.18
Less Distributions:
Distributions from net investment income	(0.34)	(0.35)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$9.41	$10.05	$10.65	$10.59	$10.65
Total Return[2]	(3.01)%	(2.35)%	4.12%	3.01%	1.73%

Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.76%[4]	2.04%[4]	1.87%[4]	1.82%[4]
Net investment income	3.52%	3.39%	3.42%	3.38%	3.26%
Expense waiver/reimbursement[5]	0.01%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,105	$18,246	$25,129	$33,002	$43,150
Portfolio turnover	52%	37%	23%	23%	28%
1	Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 1.76% after taking into account this expense reduction.

4
Includes interest and trust expenses related to the Fund’s participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14% and 0.08% for the years ended March 31, 2008, 2007, 2006 and 2005, respectively.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6	Represents less than 0.01%.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated March 31, 2009, which can be obtained free of charge.

ANNEX C

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

[Note:  References to “Lehman Brothers” indexes in the discussion below should now be read as references to “Barclays Capital” indexes]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
 – ANNUAL REPORT DATED AUGUST 31, 2008

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

The fund’s total return, based on net asset value, for the 12-month reporting period was 1.40% for the fund’s Class A Shares and 0.64% for the fund’s Class B Shares. The total returns of the Lehman Brothers Municipal Bond Index (LBMB) and the Lehman Brothers California Municipal Bond Index (LBCAMB), the fund’s benchmark indices,1 were 4.48% and 3.94%, respectively, during the 12-month reporting period. The fund’s total return for the most recently completed fiscal year-end reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB or the LBCAMB.

The fund’s investment strategy focused on: (a) the effective duration 2 of its portfolio (which indicates the portfolio’s sensitivity to changes in interest rates) 3 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund’s performance relative to the LBMB and LBCAMB.

The following discussion focuses on the performance of the fund’s Class A Shares. The 1.40% total return of the Class A Shares for the reporting period consisted of 4.70% of tax-exempt dividends and (3.30)% of price depreciation in the net asset value of the shares. 4

[1]
The LBMB is an unmanaged index comprising investment-grade, tax-exempt and fixed-rate bonds; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.  The LBCAMB is an unmanaged index comprising investment-grade, tax-exempt and fixed-rate bonds issued in the state of California; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.  The LBMB and LBCAMB are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflect in the fund’s performance.  The LBMB and LBCAMB are unmanaged and, unlike the fund, are not affected by cash flows.  It is not possible to invest directly in an index.

[2]
Duration is a measure of a security’s price sensitivity to changes in interest rates.  Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

[3]	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

[4]	Income may be subject to the federal alternative minimum tax.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Market Overview

During the 12-month reporting period the market’s perception of risk changed significantly. Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble. Toward the end of the reporting period, conditions in the market for subprime mortgages and related instruments, including segments of the  asset-backed commercial paper market, deteriorated sharply. This led to volatile financial market conditions and an increased investor preference for assets that traditionally have been perceived as less “risky” or “safer assets” as well as revisions in expectations concerning Federal Reserve (the “Fed”) policy. During the period the Fed reduced the Federal Funds’ Target Rate by 3.25% to 2.00% and changed its bias to a downside risk to growth. This led to a trend of moderately lower interest rates and an environment in which tax-exempt municipal credit spreads widened, or the yield difference increased between “AAA”-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity.

Financial markets have remained under considerable stress and credit conditions have tightened further for businesses and households while information available at or near the end of the reporting period pointed to a deepening of the housing contraction as well as softening in the labor markets. The tax-exempt municipal bond market has been affected by the events in the housing and mortgage markets. Credit risk and liquidity concerns resulted in a widening of municipal credit spreads and a steepening of the tax-exempt municipal yield curve with long-term interest rates rising more than short-term interest rates (that is, as securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was more or less steepened).

During the reporting period California was hit especially hard by instability in the housing market; according to the National Association of Realtors median home prices in some major California markets declined by up to 40% from their peak. Also during the reporting period, the state’s economy slowed; as of July 2008 California’s unemployment rate stood at 7.3%, up from 5.4% a year earlier and well above the national average. The state’s budget has been strained as expenditures continued to exert upward pressure even as revenues have slowed. Over the last year S&P changed its outlook on the state’s A+ rating from positive to stable, and Fitch put the state’s A+ rating on negative watch. Moody’s A1 rating was unchanged. During the reporting period, new issuance of tax-exempt municipal bonds in California slowed; according to The Bond Buyer issuance is down 9.4% for the first 8 months of 2008 versus the same period in 2007.

Duration

As determined at the end of the 12-month reporting period, the fund’s dollar-weighted average duration for the reporting period was 7.65 years. Duration management continued to be a significant component of the fund’s investment strategy and had a positive impact on performance during the period. The shorter a fund’s duration relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the LBMB and LBCAMB several times over the reporting period to seek to take advantage of expectations concerning short-term interest rate movements. Overall the fund maintained a duration slightly longer than the duration of the indices. As a result, duration relative to the benchmark had a slightly negative impact on the fund’s performance over the reporting period.

Maturity and Yield Curve

The fund had a larger concentration of maturities longer than 20 years relative to the LBMB and LBCAMB. Bonds with shorter maturities provided better returns as the yield curve steepened and the yields on shorter maturities declined. The yields of bonds with longer final maturities increased over the period. The fund’s maturity profile relative to the index provided negative excess return over the 12-month period.

Sector

During the 12-month reporting period, the fund’s sector allocation hurt its performance relative to its indices. In particular, the fund had a large allocation to insured bonds. A number of bond insurance companies which had insured mortgage-related securities saw severe downgrades as the housing market deteriorated. Bonds which were insured by municipal bond insurers such as Radian Assurance, Federal Guaranty Insurance Corporation and American Capital Access saw their prices decline. Among other sectors, the fund allocated more of its portfolio to securities backed by hospitals, tobacco settlement bonds and special districts. These sectors all underperformed, causing a drag on the fund’s performance. The fund was underweight general obligations and utility bonds, two of the indices’ best-performing sectors. On the positive side, the fund was overweight pre-refunded and education bonds, sectors which outperformed the indices as a whole.

Credit Quality

Although there was no appreciable change in fundamental credit quality over the 12-month reporting period, both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds rated “A” and “BBB” relative to bonds rated in the higher rating categories. Credit spreads increased in the second half of the period, with the widening of credit spreads to a greater extent for “A” and “BBB” rated (or comparable quality)5 debt. The fund’s overweight, relative to the LBMB and LBCAMB, in BBB- and lower-rated debt during the reporting period hurt the fund’s performance as the yield on lower-quality debt increased to a greater extent than for other investment-grade securities.

[5]
Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality.  Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality.  Credit ratings are an indication of the risk that a security will default.  They do not protect a security from credit risk.  Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them.  Among these risks are lower credit worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT– Class A Shares

The graph below illustrates the hypothetical investment of $10,0001 in Federated California Municipal Income Fund (Class A Shares) (the “Fund”) from August 31, 1998 to August 31, 2008, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB)2 and the Lipper California Municipal Debt Funds Average (LCAMDFA).3

Average Annual Total Return[4] for the Period Ended 8/31/2008
1 Year	(3.16)%
5 Years	3.00%
10 Years	3.57%

The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The Class A Shares of Federated California Municipal Income Fund, (the “Fund”) is represented by a solid line.  The Lehman Brothers California Municipal Bond Index (the “LBCAMB”) is represented by a dotted line. The Lipper California Municipal Debt Funds Average (the “LCAMDFA”) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBCAMB and LCAMDFA. The “x” axis reflects computation periods from 8/31/98 to 8/31/08.  The “y” axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBCAMB and the LCAMDFA.  The ending values were $14,207, $16,095 and $14,424, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

[1]
Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBCAMB and LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The index and average are unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index or average.

[2]
The LBCAMB is a broad-based market performance benchmark. To be included in the LBCAMB, bonds must have a minimum credit rating of Baa3, have been issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990. The LBCAMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The LBCAMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is no possible to invest directly in an index.

[3]
The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance. The average is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an average.

[4]	Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT– Class B Shares

The graph below illustrates the hypothetical investment of $10,0001 in Federated California Municipal Income Fund (Class B Shares) (the “Fund”) from August 31, 1998 to August 31, 2008, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB) 2 and the Lipper California Municipal Debt Funds Average (LCAMDFA). 3

Average Annual Total Returns[4] for the Period Ended 8/31/2008
1 Year	(4.68)%
5 Years	2.83%
10 Years	3.42%

The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The Class B Shares of Federated California Municipal Income Fund, (the “Fund”) is represented by a solid line.  The Lehman Brothers California Municipal Bond Index (the “LBCAMB”) is represented by a dotted line. The Lipper California Municipal Debt Funds Average (the “LCAMDFA”) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBCAMB and LCAMDFA. The “x” axis reflects computation periods from 8/31/98 to 8/31/08.  The “y” axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBCAMB and the LCAMDFA.  The ending values were $13,998, $16,095 and $14,424, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

[1]
Represents a hypothetical investment of $10,000 in the fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The fund’s performance assumes the reinvestment of all dividends and distributions. The LBCAMB and LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The index and average are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or average.

[2]
The LBCAMB is a broad-based market performance benchmark. To be included in the LBCAMB, bonds must have a minimum credit rating of Baa3, have been issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990. The LBCAMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The LBCAMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

[3]
The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance. The average is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an average.

[4]	Total return quoted reflects all applicable contingent deferred sales charges.

[Note:  References to “Lehman Brothers” indexes in the discussion below should now be read as references to “Barclays Capital” indexes]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
 – ANNUAL REPORT DATED AUGUST 31, 2008

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

The fund’s total return, based on net asset value, for the 12-month reporting period, was 2.57% for the fund’s Class A Shares.  The total return of the Lehman Brothers Municipal Bond Index (LBMB),1 the fund’s benchmark, was 4.48% during the 12-month reporting period.  The average total return of the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA),2 a performance benchmark for the fund, was 1.58% during the 12-month reporting period.  The fund outperformed the LNCMDFA in total return and income.

The fund’s investment strategy focused on:  (a) purchase of intermediate to long-term, tax-exempt municipal bonds3 to capture the potential income advantages of such securities relative to bonds with shorter maturities due to the upward sloping yield curve (the yield curve shows the relative yield of similar securities with different maturities); (b) strategic allocation of the bond portfolio in low investment-grade and non-investment grade tax-exempt municipal bonds, or equivalents, to seek incremental return from the higher yields available in such securities;4 (c) allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) active adjustment of the fund’s duration (which indicates the portfolio’s sensitivity to changes in interest rates).5  These were the most significant factors affecting the fund’s performance during the 12-month reporting period.6

The 2.57% total return of the fund’s Class A Shares for the reporting period consisted of  4.28% return from tax-exempt dividends and reinvestments, and (1.71)% depreciation in the net asset value of its shares.3

[1]
The LBMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund’s performance. The index is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index. The fund’s total return reflected actual cash flows, transaction costs, and other expenses which were not reflected in the totals return of LBMB.

[2]
Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

[3]	Income may be subject to the federal alternative minimum tax (AMT).

[4]
Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

[5]	Duration is a measure of a security’s sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities with shorter durations.

[6]	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Market Overview

During the 12-month reporting period, the market’s perception of risk changed significantly.  Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble.  Toward the end of the period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply.  This led to volatile financial market conditions and an increased investor preference for safe assets as well as revisions in expectations concerning Federal Reserve (the “Fed”) policy.  The Fed reduced the Federal Funds’ Target Rate by 3.25% to 2.00%.  This led to a trend of moderately lower interest rates and an environment in which municipal credit spreads widened or the yield difference increased between “AAA”-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity.

Financial markets have remained under considerable stress and credit conditions have tightened further for businesses and households while information available at or near the end of the reporting period pointed to a deepening of the housing contraction as well as softening in the labor markets.  The tax-exempt municipal bond market has been affected by the events in the housing and mortgage markets.  In addition, the tax-exempt municipal market faced a number of negative forces during the reporting period, such as a heavy supply of converted auction-rate securities, poor selling from hedge funds and downgrades in bond ratings for several municipal bond insurers. Credit risk and liquidity concerns resulted in a widening of municipal credit spreads and a steepening of the tax-exempt municipal yield curve with long-term interest rates rising more than short term interest rates (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was more or less steepened).

During the 12-month reporting period, North Carolina and the nation faced economic stress from the ongoing credit crunch, a depreciating housing market, and a volatile job market. The unemployment rate in North Carolina rose to 6.0% in June, higher than the 5.5% national average in the same month.  In addition, the state has faced credit challenges due to its recently increased debt burden and accrued liabilities owed for retiree health benefits.  However, steady gains in financial performance and conservative financial management have acted to neutralize many negative factors in the market.

Maturity and Yield Curve

The Fund had a maturity structure profile that was similar to but shorter than the LBMB.  Bonds with shorter maturities provided better returns as the yield curve steepened and the yields on shorter maturities declined.  The yields of bonds with longer final maturities increased over the period.  The fund increased its holdings of shorter maturity bonds relative to the LBMB, which contributed positively to the return for the fund over the reporting period.

Credit Quality

During the 12-month reporting period, lower-investment and non-investment grade tax-exempt municipal debt underperformed due to a lack of demand and increasing of credit risk.  The widening of credit spreads between lower-quality tax-exempt municipal bonds and high-quality tax-exempt municipal bonds hurt the fund’s performance because of the fund’s holdings in low investment-grade tax-exempt municipal bonds (bonds rated “BBB” or unrated bonds of comparable quality) and noninvestment-grade tax-exempt municipal bonds, which averaged over 24% of the fund’s portfolio during the reporting period.

Sector

During the 12-month reporting period, the fund allocated a sizable portion of its portfolio (more than 24%) to hospital and life care bonds, which were among the weaker performing sectors during the 12-month reporting period.  In addition, there were securities in the insured sector that underperformed.  These allocations negatively impacted the fund’s performance.  The fund also allocated a significant percentage of the portfolio (more than 22%) to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest rate payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account).  The exposure to pre-refunded bonds had a positive impact on relative performance (versus the fund’s competitor group) due to the smaller decrease in price of pre-refunded bonds as compared to other sectors.

Duration

As determined at the end of the 12-month reporting period, the fund’s dollar-weighted average duration was 5.42 years.  Duration management remained a significant component of the fund’s investment strategy.   However, as a result of the credit and liquidity-driven market events during the reporting period, duration was not as significant a contributor to fund performance as credit quality and sector selection.  The shorter a fund’s duration is relative to an index, the less its net asset value will react as interest rates change.  During the reporting period, the fund’s average duration was either shorter or neutral to the LBMB, the fund’s benchmark index.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated North Carolina Municipal Income Fund2 (the “Fund”) from August 31, 1998 to August 31, 2008, compared to the Lehman Brothers Municipal Bond Index (LBMB)3 and the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA).4

Average Annual Total Returns[5] for the Period Ended 8/31/2008
1 Year	(2.08)%
5 Years	2.35%
10 Years	3.51%

The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The Class A Shares of Federated North Carolina Municipal Income Fund, (the “Fund”) is represented by a solid line.  The Lehman Brothers Municipal Bond Index (the “LBMB”) is represented by a dotted line. The Lipper North Carolina Municipal Debt Funds Average (the “LNCMDFA”) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBCAMB and LCAMDFA. The “x” axis reflects computation periods from 8/31/98 to 8/31/08.  The “y” axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBMB and the LNCMDFA.  The ending values were $14,077, $16,094 and $14,117, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

[1]
Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The fund’s performance assumes the reinvestment of all dividends and distributions. The LBMB and the LNCMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The LBMB is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

[2]
Federated North Carolina Municipal Income Fund is the successor to CCB North Carolina Municipal Securities Fund. The quoted performance data includes performance of the CCB North Carolina Municipal Securities Fund for the period from August 31, 1998 to July 23, 1999, as adjusted to reflect the fund’s expenses. The CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of the Trust on July 23, 1999.

[3]
The LBMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance.

[4]
The LNCMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund’s performance.

[5]	Total returns quoted reflect all applicable sales charges.

Management’s Discussion of Fund Performance
 – ANNUAL REPORT DATED MARCH 31, 2009

FEDERATED MUNICIPAL SECURITIES FUND, INC.

The fund’s total return, based on net asset value, for the 12-month reporting period ended March 31, 2009, was -2.14% for the fund’s Class A Shares and Class F Shares, -3.01% for the fund’s Class B Shares and -3.00% for the fund’s Class C Shares. The total return of the Barclays Capital Municipal Bond Index (BCMB),1 the fund’s benchmark index, was 2.27% during the same period. The fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCMB.

The fund’s investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio’s sensitivity to changes in interest rates);2 (b) sector allocation (i.e., allocation of the portfolio among securities with similar issuers); and (c) the credit rating of portfolio securities. These were the most significant factors affecting the fund’s performance relative to the BCMB.

The following discussion will focus on the performance of the fund’s Class A Shares. The -2.14% total return for the Class A Shares for the reporting period consisted of 4.23% of tax-exempt dividends and reinvestments, and -6.37% depreciation in the net asset value of the shares.3

[1]
The BCMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The BCMB includes both zero coupon bonds and bonds subject to the alternative minimum tax. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund’s performance. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

[2]	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

[3]
Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the fund’s prospectus) will invest the fund’s assets entirely in securities whose interest is not subject to the alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or there is a change in law relating to the AMT), to pursue the fund’s investment objective, the fund’s adviser may invest the fund’s assets in securities that may be subject to the AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the fund’s investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interests from the fund’s investments may be subject to the AMT.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Market Overview

During the 12-month reporting period, the economy continued to contract. Job losses, declining equity and housing wealth, and tight credit conditions weighed heavily on consumer spending and sentiment. In light of increasing economic slack both in the U.S. and overseas, inflation remained subdued. The Federal Reserve (the “Fed”) reduced the Federal funds target rate from 2.25% to a range between 0.0% and 0.25%, while maintaining its apparent bias to a downside risk to growth. Additionally, the Fed appeared to commit itself to employ all available tools to promote economic recovery and signaled that economic conditions appear to warrant maintaining rates at these low levels for an extended period of time. The Fed also increased the size of its balance sheet through the increased purchase of agency mortgage-backed securities, agency debt and Treasury securities (known as quantitative easing) and launched the Term Asset-Backed Securities Loan Facility in an attempt to facilitate the extension of credit to households and small businesses.

Investors’ continued flight to quality tax-exempt municipal debt and heightened demand for assets that historically have had less risk led to a trend of appreciably lower interest rates and an environment in which tax-exempt municipal credit spreads continued to widen. This means that the yield difference between AAA-rated (or unrated comparable) tax-exempt municipal bonds and bonds of lower credit quality and similar maturity increased. Long-term interest rates (using the 10-year Treasury security rate) peaked at 4.27% in June 2008, and declined to a low of 2.05% in December 2008, while ending the reporting period at 2.66%. Fed activity, liquidity concerns and investor demands for shorter maturity debt resulted in a steepening of the tax-exempt municipal yield curve with long-term interest rates declining less than short-term interest rates (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was somewhat steepened). Congress passed the American Recovery and Reinvestment Act during the period which included a $53.6 billion state fiscal stabilization fund targeted at providing fiscal stimulus for education and infrastructure spending and Medicare expenses. The quantity of the Federal government’s fiscal assistance to state and local governments has not been seen since the 1930s and was intended to provide relief for the economic driven stresses that have been impacting regional growth throughout the United States.

Duration4

At the end of the 12-month reporting period, the fund’s dollar-weighted average duration for the reporting period was 7.46 years. Duration management continued to be a significant component of the fund’s investment strategy. The shorter a fund’s duration relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the BCMB several times during the reporting period to seek to take advantage of the expectations concerning the Fed’s response to the deterioration in the global economy and the markets’ apparent concerns about potential deflation. Overall, the fund maintained its duration shorter than the duration of the BCMB, and close to the Morningstar Municipal National Long Funds Average (MMNLFA).5 As a result of the general decline in interest rates due to the slowing of the U.S. economy and the steep decline in the Federal  funds target rate during the reporting period, duration was a positive contributor to fund performance.

[4]
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management’s Discussion of Fund Performance, duration is determined using a third-party analytical system.

[5]
Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar, Inc. as falling into the respective category indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

Sector

During the 12-month reporting period, the fund maintained a higher portfolio allocation to securities issued by hospital and industrial development projects. These allocations hurt the fund’s performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of refunded bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account) and general obligation bonds. The fund increased its exposure to general obligation bonds issued by cities, states and school districts and this allocation to higher quality tax-exempt municipal debt had a positive performance impact during the period. The fund also allocated a portion of the portfolio to refunded tax-exempt municipal bonds. The exposure to these refunded bonds had a positive impact on performance due to lower price volatility exhibited by these refunded bonds as compared to other sectors. The fund was also underweight in Tobacco Settlement bonds, which also had a positive performance impact due to the sector’s negative price reaction to continued litigation challenges.

Credit Quality6

Continued risk-aversion by investors and the introduction of credit deterioration across the tax-exempt municipal market as a result of the decline of the U.S. economy (especially on a regional basis) resulted in the ongoing underperformance of bonds rated A and BB (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). With the increase in credit spreads over the period and the widening of credit spreads to a greater extent for A and BBB-rated (or comparable quality) debt, the fund’s overweight, relative to the BCMB, in BBB-rated (or comparable quality) debt during the reporting period hurt the fund’s performance as the yield on BBB-rated (or comparable quality) debt increased to a greater extent than for other investment-grade securities.7 During the reporting period, yield spreads between AAA-rated and BBB-rated municipal debt increased by 172 basis points for bonds with 20 years until maturity.

[6]	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

[7]
 Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT – Class A Shares

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the “Fund”) from March 31, 1999 to March 31, 2009, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2009
1 Year	-6.51%
5 Years	0.63%
10 Years	2.60%

The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The Class A Shares of Federated Municipal Securities Fund, Inc. (the “Fund”) is represented by a solid line.  The Barclays Capital Municipal Bond Index (the “BCMB”) is represented by a dotted line. The Lipper General Municipal Debt Funds Average (the “LGMFA”) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the BCMB and LGMFA. The “x” axis reflects computation periods from 8/31/98 to 8/31/08.  The “y” axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the BCMB and the LGMFA.  The ending values were $12,922, $15,672 and $13,344, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

[1]
Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).The Fund’s performance assumes the reinvestment of all dividends and distributions. The BCMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

[2]
The BCMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as a part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

[3]
The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance.

[4]	Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - Class B Shares

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the “Fund”) from March 31, 1999 to March 31, 2009, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2009
1 Year	-8.16%
5 Years	0.32%
10 Years	2.33%

The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The Class B Shares of Federated Municipal Securities Fund, Inc. (the “Fund”) is represented by a solid line.  The Barclays Capital Municipal Bond Index (the “BCMB”) is represented by a dotted line. The Lipper General Municipal Debt Funds Average (the “LGMFA”) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the BCMB and LGMFA. The “x” axis reflects computation periods from 8/31/98 to 8/31/08.  The “y” axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the BCMB and the LGMFA.  The ending values were $12,592, $15,672 and $13,344, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

[1]
Represents a hypothetical investment of $10,000 in the fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The fund’s performance assumes the reinvestment of all dividends and distributions. The BCMB and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

[2]
The BCMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as a part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund’s performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

[3]
The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance.

[4]	Total returns quoted reflect all applicable contingent deferred sales charges.

STATEMENT OF ADDITIONAL INFORMATION

[______________], 2009

ACQUISITION OF THE ASSETS OF

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

BY AND IN EXCHANGE FOR SHARES OF

FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

AND

ACQUISITION OF THE ASSETS OF

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

BY AND IN EXCHANGE FOR SHARES OF

FEDERATED MUNICIPAL SECURITIES FUND, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

This Statement of Additional Information dated [__________], 2009, is not a prospectus.  A Prospectus/Proxy Statement dated  [__________], 2009, related to the above-referenced matter may be obtained from Federated California Municipal Income Fund and/or Federated North Carolina Municipal Income Fund by writing or calling Federated California Municipal Income Fund and/or Federated North Carolina Municipal Income Fund at the address and telephone numbers shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of Federated Municipal Securities Fund, Inc., dated May 31, 2009.

2.	Statement of Additional Information of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2009.

3.	Statement of Additional Information of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2008.

4.	Audited Financial Statements of Federated Municipal Securities Fund, Inc., dated March 31, 2009.

5.	Audited Financial Statements of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2008.

6.	Audited Financial Statements of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2008.

7.	Unaudited Financial Statements of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2009.

8.	Unaudited Financial Statements of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2009.

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Federated Municipal Securities Fund, Inc., dated May 31, 2009, is incorporated by reference to Federated Municipal Securities Fund, Inc. Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A (File No. 2-57181), which was filed with the Securities and Exchange Commission on or about May 29, 2009.  A copy may be obtained from the Federated Municipal Securities Fund, Inc. at 1-800-341-7400.

The Statement of Additional Information of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2008, is incorporated by reference to Federated Municipal Securities Income Trust, Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A (File No.- 811-6165) which was filed with the Securities and Exchange Commission on or about October 30, 2008. A copy may be obtained from the Federated Municipal Securities Income Trust at 1-800-341-7400.

The Statement of Additional Information of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2008, is incorporated by reference to Federated Municipal Securities Income Trust, Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A (File No.- 811-6165) which was filed with the Securities and Exchange Commission on or about October 30, 2008. A copy may be obtained from the Federated Municipal Securities Income Trust at 1-800-341-7400.

The audited financial statements of Federated Municipal Securities Fund, Inc., dated March 31, 2009, are incorporated by reference to the Annual Report to shareholders of Federated Municipal Securities Fund, Inc., which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about May 28, 2009.

The audited financial statements of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2008, are incorporated by reference to the Annual Report to shareholders of Federated California Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 30, 2008.

The audited financial statements of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2008, are incorporated by reference to the Annual Report to shareholders of Federated North Carolina Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 30, 2008.

The unaudited financial statements of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2009, are incorporated by reference to the Semi-Annual Report to shareholders of Federated California Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 29, 2009.

The unaudited financial statements of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2009, are incorporated by reference to the Semi-Annual Report to shareholders of Federated California Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 29, 2009.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED MARCH 31, 2009 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated California Municipal Income Fund (“Federated California Fund”) and Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”) (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended March 31, 2009.  It is anticipated that Federated California Fund will be reorganized into Federated Municipal Fund  (the “Acquiring Fund”) as of the close of business on or about December 4, 2009.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2008 to March 31, 2009.   These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Class B Shares of Federated California Fund for Class A Shares and Class B Shares of Federated Municipal Fund, respectively.   Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement and expenses for the Acquiring Fund.   Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.

Federated California Fund
Federated Municipal Fund
Pro Forma Combining Portfolio of Investments
March 31, 2009 (unaudited)

Federated	Federated			Federated	Federated
California	Municipal			California	Municipal
Fund	Fund	Pro Forma Combined		Fund	Fund	Pro Forma Combined
Principal Amount				Value
MUNICIPAL BONDS - 98.2%
Alabama - 0.9%
$0	$1,400,000	$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$0	$1,646,274	$1,646,274
0	2,000,000	2,000,000	Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	0	1,792,460	1,792,460
0	1,000,000	1,000,000	Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	0	1,048,660	1,048,660
				0	4,487,394	4,487,394
Arizona - 1.9%
0	1,000,000	1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	0	1,089,480	1,089,480
0	155,000	155,000	Cochise County, AZ USD No. 68, UT GO Refunding Bonds, 7.50% (FGIC & MBIA Insurance Corp. INS), 7/1/2010	0	165,881	165,881
0	365,000	365,000	Flagstaff, AZ Street and Highway, Revenue Bonds, 7.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2009	0	370,234	370,234
0	2,000,000	2,000,000	Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	0	2,137,320	2,137,320
0	560,000	560,000	Pima County, AZ USD No. 1, UT GO Bonds (Series E), 6.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2011	0	615,686	615,686
0	4,000,000	4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	0	3,954,880	3,954,880
0	1,810,000	1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	0	1,294,168	1,294,168
				0	9,627,649	9,627,649
Arkansas - 0.3%
0	1,000,000	1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	0	1,005,350	1,005,350
0	375,000	375,000	North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.56%), 7/1/2015	0	416,872	416,872
				0	1,422,222	1,422,222

California - 21.4%
500,000	0	500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds (Series 2007), 5.00% (Hamlin School), 8/1/2037	305,635	0	305,635
500,000	0	500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	379,790	0	379,790
500,000	0	500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA, Inc. INS), 9/1/2016	567,230	0	567,230
1,000,000	0	1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	992,850	0	992,850
500,000	0	500,000	Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance, Inc. INS), 10/1/2023	437,735	0	437,735
590,000	0	590,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	446,937	0	446,937
1,000,000	0	1,000,000	Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 9/2/2034	734,880	0	734,880
500,000	0	500,000	California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	449,820	0	449,820
750,000	0	750,000	California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	472,252	0	472,252
1,000,000	0	1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	958,020	0	958,020
1,000,000	0	1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the Pacific), 11/1/2036	773,020	0	773,020
140,000	0	140,000	California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC Assurance Corporation INS), 4/1/2028	128,173	0	128,173
425,000	0	425,000	California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	391,748	0	391,748
425,000	0	425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	423,997	0	423,997
500,000	0	500,000	California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036	404,755	0	404,755
1,000,000	0	1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	826,050	0	826,050

500,000	0	500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	499,340	0	499,340
1,000,000	0	1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	890,460	0	890,460
1,000,000	0	1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	862,290	0	862,290
1,000,000	0	1,000,000	California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	967,040	0	967,040
1,000,000	0	1,000,000	[1,2] California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	834,780	0	834,780
750,000	0	750,000	[1,2] California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	688,747	0	688,747
700,000	0	700,000	California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	664,496	0	664,496
1,000,000	0	1,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014	999,090	0	999,090
20,000	0	20,000	California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, Series 1998 B-4, 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	20,230	0	20,230
0	2,665,000	2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	0	2,716,354	2,716,354
0	1,000,000	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	0	1,005,850	1,005,850
950,000	0	950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(MBIA Insurance Corp. INS), 3/1/2032	776,597	0	776,597
15,000	0	15,000	California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	14,426	0	14,426
0	5,000,000	5,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	0	4,745,400	4,745,400
1,000,000	0	1,000,000	California State, UT GO Bonds (Series 2008), 5.125%, 4/1/2033	889,460	0	889,460
0	1,000,000	1,000,000	California State, UT GO Bonds, 5.00%, 2/1/2023	0	969,540	969,540
0	170,000	170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	0	168,759	168,759
0	3,000,000	3,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	0	2,943,630	2,943,630
0	2,000,000	2,000,000	California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	0	1,942,160	1,942,160

0	4,000,000	4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	0	3,995,280	3,995,280
20,000	0	20,000	California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,280	0	20,280
0	5,000,000	5,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	0	4,305,750	4,305,750
1,000,000	0	1,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	981,210	0	981,210
2,000,000	0	2,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	1,722,300	0	1,722,300
1,000,000	0	1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,052,560	0	1,052,560
1,000,000	0	1,000,000	California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(FSA, Inc. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,023,510	0	1,023,510
475,000	0	475,000	[1] California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	352,170	0	352,170
1,000,000	0	1,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	638,520	0	638,520
500,000	0	500,000	[1] California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	350,640	0	350,640
1,000,000	0	1,000,000	California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC Assurance Corporation INS), 6/1/2030	853,170	0	853,170
0	1,495,000	1,495,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	0	1,534,662	1,534,662
0	1,930,000	1,930,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	0	1,983,789	1,983,789
500,000	0	500,000	Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original Issue Yield: 5.33%), 9/1/2036	325,465	0	325,465
1,000,000	0	1,000,000	Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2037	729,880	0	729,880
250,000	0	250,000	Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	229,960	0	229,960
425,000	0	425,000	[1] Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	299,464	0	299,464
0	1,000,000	1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	0	933,390	933,390
1,000,000	0	1,000,000	El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	997,840	0	997,840

1,000,000	0	1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	715,900	0	715,900
1,000,000	0	1,000,000	Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	903,870	0	903,870
1,800,000	0	1,800,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,006,722	0	1,006,722
2,000,000	0	2,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,351,340	0	2,351,340
1,000,000	0	1,000,000	Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC Assurance Corporation INS), 8/1/2016	1,030,750	0	1,030,750
275,000	0	275,000	Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In Treasuries COL), 8/1/2011	291,626	0	291,626
500,000	0	500,000	Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.00% (Original Issue Yield: 5.10%), 9/2/2030	371,145	0	371,145
1,000,000	0	1,000,000	Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 9/1/2034	800,940	0	800,940
845,000	0	845,000	Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (Syncora Guarantee, Inc. INS), 12/1/2023	768,730	0	768,730
1,000,000	0	1,000,000	Lindsay, CA Redevelopment Agency, Refunding Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2025	896,140	0	896,140
500,000	0	500,000	Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	373,545	0	373,545
1,000,000	0	1,000,000	Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds , 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,012,420	0	1,012,420
1,000,000	0	1,000,000	Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.00%, 8/1/2026	1,008,840	0	1,008,840
1,000,000	0	1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	963,140	0	963,140
0	1,000,000	1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	0	956,400	956,400
0	1,110,000	1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	0	1,043,911	1,043,911
2,000,000	0	2,000,000	Los Angeles, CA Unified School District, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	1,949,500	0	1,949,500
1,000,000	0	1,000,000	Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,029,860	0	1,029,860

0	1,500,000	1,500,000	Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	0	1,399,425	1,399,425
500,000	0	500,000	Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	395,430	0	395,430
500,000	0	500,000	Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	305,560	0	305,560
1,000,000	0	1,000,000	Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	1,008,020	0	1,008,020
500,000	0	500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	467,505	0	467,505
1,000,000	0	1,000,000	Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.78%), 11/1/2020	984,850	0	984,850
600,000	1,350,000	1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	451,464	1,015,794	1,467,258
1,000,000	0	1,000,000	Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	951,900	0	951,900
0	6,000,000	6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	0	6,060,720	6,060,720
500,000	0	500,000	Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	317,205	0	317,205
0	2,400,000	2,400,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	0	1,491,168	1,491,168
0	3,000,000	3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	0	1,960,470	1,960,470
1,000,000	0	1,000,000	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	1,054,800	0	1,054,800
349,000	0	349,000	[3] San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	178,486	0	178,486
1,000,000	0	1,000,000	San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,000,000	0	1,000,000
300,000	0	300,000	San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	224,691	0	224,691
200,000	0	200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	205,222	0	205,222
400,000	0	400,000	San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	374,808	0	374,808

0	125,000	125,000	San Francisco, CA City and County, UT GO Bonds (Series A), 4.10% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.20%), 6/15/2020	0	125,270	125,270
1,000,000	0	1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	999,200	0	999,200
1,000,000	0	1,000,000	Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	996,200	0	996,200
1,000,000	0	1,000,000	South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA Inc. INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,025,800	0	1,025,800
0	3,000,000	3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	0	3,033,240	3,033,240
400,000	0	400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	472,600	0	472,600
1,000,000	0	1,000,000	Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	894,080	0	894,080
1,000,000	0	1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,036,370	0	1,036,370
0	1,000,000	1,000,000	Tustin, CA USD, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	0	907,250	907,250
1,000,000	0	1,000,000	University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,029,780	0	1,029,780
0	1,500,000	1,500,000	University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	0	1,558,845	1,558,845
	1,575,000	1,575,000	University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	0	1,784,790	1,784,790
1,000,000	0	1,000,000	Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	1,030,240	0	1,030,240
1,000,000	0	1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	835,870	0	835,870
410,000	0	410,000	Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	443,157	0	443,157
1,000,000	0	1,000,000	West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (Syncora Guarantee, Inc. INS), 9/1/2026	820,490	0	820,490
				59,355,013	48,581,847	107,936,860

Colorado - 1.2%
0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	0	530,313	530,313
0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	0	613,760	613,760
0	1,590,000	1,590,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	0	1,626,777	1,626,777
0	125,000	125,000	Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (MBIA Insurance Corp. INS), 12/15/2009	0	131,367	131,367
0	4,000,000	4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	0	3,200,600	3,200,600
				0	6,102,817	6,102,817
Connecticut - 0.3%
0	1,375,000	1,375,000	Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	0	1,417,075	1,417,075
District of Columbia - 1.3%
0	3,000,000	3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children’s Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	0	2,744,970	2,744,970
0	2,440,000	2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	0	2,348,158	2,348,158
0	1,310,000	1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.) /(AMBAC INS), 7/1/2016	0	1,391,233	1,391,233
0	100,000	100,000	District of Columbia, UT GO Bonds, 6.50% (MBIA Insurance Corp. INS), 6/1/2009	0	100,763	100,763
0	100,000	100,000	District of Columbia, UT GO Refunding Bonds, 6.50% (Escrowed In Treasuries COL), 6/1/2009	0	101,016	101,016
				0	6,686,140	6,686,140
Florida - 5.0%
0	1,000,000	1,000,000	Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	0	848,050	848,050
0	665,000	665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	0	875,373	875,373
0	4,335,000	4,335,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	0	4,936,785	4,936,785
0	3,000,000	3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	0	3,745,980	3,745,980
0	500,000	500,000	Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	0	558,410	558,410
0	5,000,000	5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	0	4,731,850	4,731,850
0	1,000,000	1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC & MBIA Insurance Corp. INS), 7/1/2013	0	1,055,710	1,055,710

0	1,060,000	1,060,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	0	1,266,064	1,266,064
0	5,000,000	5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	0	4,973,100	4,973,100
0	500,000	500,000	Polk County, FL School Board, COP (Series A), 5.00% (FSA INS), 1/1/2020	0	504,935	504,935
0	1,870,000	1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	0	1,803,634	1,803,634
0	100,000	100,000	Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (MBIA Insurance Corp. INS), 11/1/2013	0	107,164	107,164
				0	25,407,055	25,407,055
Georgia - 2.8%
0	5,000,000	5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008)5.625% (Original Issue Yield: 5.78%), 1/1/2033	0	5,203,150	5,203,150
0	2,000,000	2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	0	1,788,240	1,788,240
0	1,000,000	1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	0	1,059,290	1,059,290
0	1,000,000	1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	0	1,046,390	1,046,390
0	3,000,000	3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	0	3,040,980	3,040,980
0	2,000,000	2,000,000	Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.) /(United States Treasury PRF 10/1/2009@102), 10/1/2019	0	2,102,620	2,102,620
				0	14,240,670	14,240,670
Hawaii - 0.4%
0	2,000,000	2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA INS), 3/1/2025	0	2,070,580	2,070,580
Illinois - 3.3%
0	235,000	235,000	Bensenville IL, UT GO Bonds (Series D), 4.40% (Syncora Guarantee, Inc. INS), 12/1/2017	0	240,311	240,311
0	355,000	355,000	Chicago, IL Board of Education, COP (Series A), 6.25% (MBIA Insurance Corp. INS), 1/1/2011	0	382,083	382,083
0	3,000,000	3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	0	2,955,690	2,955,690
0	3,000,000	3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	0	3,026,970	3,026,970
0	2,000,000	2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	0	2,009,580	2,009,580
0	50,000	50,000	Cook County, IL, UT GO Refunding Bonds (Series B), 5.00% (FGIC & MBIA Insurance Corp. INS), 11/15/2009	0	51,280	51,280
0	1,330,000	1,330,000	Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A)5.625%, 12/1/2032	0	1,190,230	1,190,230
0	100,000	100,000	Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	0	101,335	101,335

0	250,000	250,000	Illinois Educational Facilities Authority, Revenue Bonds, 5.50% (Depaul University)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.64%), 10/1/2020	0	269,680	269,680
0	2,145,000	2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	0	2,080,157	2,080,157
0	450,000	450,000	Illinois State, UT GO Bonds, 5.25%, 10/1/2018	0	485,343	485,343
0	310,000	310,000	Joliet, IL Junior College Assistance Corp., Revenue Bonds, 6.70% (Original Issue Yield: 6.78%), 9/1/2012	0	337,376	337,376
0	400,000	400,000	Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (MBIA Insurance Corp. INS), 2/1/2010	0	415,996	415,996
0	500,000	500,000	Madison & St. Clair Counties, IL School District Number 10, UT GO Bonds, 5.25% (United States Treasury PRF 2/1/2012@100), 2/1/2018	0	555,305	555,305
0	500,000	500,000	Marion, IL, UT GO Refunding Bonds, 5.375% (United States Treasury PRF 9/15/2011@101), 9/15/2021	0	557,195	557,195
0	500,000	500,000	McHenry County, IL, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 1/15/2011@100), 1/15/2021	0	538,670	538,670
0	125,000	125,000	Posen, IL, UT GO Bonds, 4.20% (MBIA Insurance Corp. INS), 12/1/2017	0	129,920	129,920
0	130,000	130,000	Posen, IL, UT GO Bonds, 4.30% (MBIA Insurance Corp. INS), 12/1/2018	0	134,494	134,494
0	140,000	140,000	Posen, IL, UT GO Bonds, 4.40% (MBIA Insurance Corp. INS), 12/1/2019	0	144,241	144,241
0	150,000	150,000	Southwestern Illinois Development Authority, Revenue Bonds, 4.25% (FSA INS), 2/1/2027	0	133,815	133,815
0	200,000	200,000	Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & MBIA Insurance Corp. INS), 1/1/2020	0	201,746	201,746
0	175,000	175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	0	192,087	192,087
0	400,000	400,000	University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	0	441,392	441,392
0	180,000	180,000	Western, IL University, Revenue Bonds, 4.00% (MBIA Insurance Corp. INS), 4/1/2018 TOTAL	0	179,435	179,435
				0	16,754,331	16,754,331
Indiana - 2.8%
0	25,000	25,000	Attica Independent Elementary School Building Corp., First Mortgage Revenue Bonds, 4.00% (Syncora Guarantee, Inc. INS), 7/15/2018	0	24,838	24,838
0	375,000	375,000	Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 1/15/2023	0	383,374	383,374
0	100,000	100,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.25% (FSA INS), 1/15/2022	0	98,520	98,520
0	60,000	60,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	0	58,647	58,647
0	750,000	750,000	Center Grove IN 2000 Building Corp., First Mortgage Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 7/15/2021	0	825,037	825,037

0	115,000	115,000	Evansville, IN Industrial Waterworks, UT GO Refunding Bonds, 4.00% (AMBAC INS)/(Original Issue Yield: 4.05%), 1/1/2017	0	117,650	117,650
0	25,000	25,000	Indiana Bond Bank, Revenue Bonds (Series A), 9.75% (Escrowed In Treasuries COL)/(Original Issue Yield: 9.884%), 8/1/2009	0	25,693	25,693
0	1,000,000	1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	0	979,150	979,150
0	2,200,000	2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	0	1,841,620	1,841,620
0	1,005,000	1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	0	1,029,281	1,029,281
0	1,500,000	1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	0	1,800,915	1,800,915
0	100,000	100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	0	124,568	124,568
0	4,000,000	4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	0	4,376,640	4,376,640
0	250,000	250,000	Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	0	282,317	282,317
0	110,000	110,000	Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 6/1/2021	0	109,963	109,963
0	200,000	200,000	Porter County, IN Jail Building Corp., Revenue Bonds, 5.875% (United States Treasury PRF 7/15/2009@101)/(Original Issue Yield: 5.90%), 7/15/2018	0	205,160	205,160
0	2,000,000	2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	0	1,358,760	1,358,760
0	500,000	500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	0	550,385	550,385
				0	14,192,518	14,192,518
Kansas - 0.4%
0	1,010,000	1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	0	799,476	799,476
0	1,150,000	1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	0	1,306,343	1,306,343
				0	2,105,819	2,105,819
Kentucky - 0.6%
0	3,000,000	3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	0	3,148,170	3,148,170

Louisiana - 0.4%
0	505,000	505,000	Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	0	477,821	477,821
0	250,000	250,000	New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	0	252,970	252,970
0	1,500,000	1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	0	1,041,195	1,041,195
				0	1,771,986	1,771,986
Massachusetts - 1.3%
0	170,000	170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	0	178,311	178,311
0	1,000,000	1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	0	1,161,280	1,161,280
0	4,550,000	4,550,000	Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	0	3,389,750	3,389,750
0	960,000	960,000	Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.09%), 8/1/2039	0	943,738	943,738
0	1,000,000	1,000,000	Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	0	1,057,850	1,057,850
				0	6,730,929	6,730,929
Michigan - 2.7%
0	3,560,000	3,560,000	Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	0	3,104,106	3,104,106
0	4,000,000	4,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	0	3,138,160	3,138,160
0	1,000,000	1,000,000	Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & MBIA Insurance Corp. INS), 5/1/2018	0	1,018,040	1,018,040
0	1,500,000	1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	0	1,407,345	1,407,345
0	1,000,000	1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	0	891,730	891,730
0	2,900,000	2,900,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	0	2,707,701	2,707,701
0	500,000	500,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	0	550,645	550,645
0	750,000	750,000	Rochester, MI Community School District, UT GO Bonds (Series I), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019	0	790,800	790,800
				0	13,608,527	13,608,527
Mississippi - 1.9%
0	1,000,000	1,000,000	Jackson, MS Water & Sewer System, Revenue Bonds, 5.25% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.41%), 9/1/2020	0	1,020,210	1,020,210
0	8,000,000	8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	0	8,372,800	8,372,800
				0	9,393,010	9,393,010

Missouri - 0.2%
0	1,335,000	1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035 962,975	0	962,975	962,975
0	100,000	100,000	Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (MBIA Insurance Corp. INS), 3/1/2010	0	105,571	105,571
				0	1,068,546	1,068,546
Nebraska - 0.4%
0	2,000,000	2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B)5.00% (Original Issue Yield: 5.15%), 1/1/2033	0	1,919,320	1,919,320
Nevada - 1.4%
0	4,000,000	4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	0	3,908,520	3,908,520
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series A), 7.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.05%), 6/1/2010	0	528,405	528,405
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series B), 5.50% (United States Treasury PRF 6/15/2009@100), 6/15/2013	0	505,240	505,240
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series C), 5.00% (United States Treasury PRF 6/15/2012@100)/(Original Issue Yield: 5.15%), 6/15/2022	0	557,975	557,975
0	1,000,000	1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	0	894,650	894,650
0	245,000	245,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	0	98,088	98,088
0	585,000	585,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	0	233,432	233,432
0	125,000	125,000	Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	0	129,853	129,853
				0	6,856,163	6,856,163
New Hampshire - 0.3%
0	1,685,000	1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	0	1,498,656	1,498,656
New Mexico - 1.0%
0	2,000,000	2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	0	2,026,740	2,026,740
0	3,000,000	3,000,000	University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	0	2,977,740	2,977,740
				0	5,004,480	5,004,480
New York - 8.2%
0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	0	1,804,740	1,804,740

0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	0	2,064,720	2,064,720
0	3,080,000	3,080,000	New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	0	3,112,494	3,112,494
0	4,000,000	4,000,000	New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 0.850% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	0	2,933,920	2,933,920
0	3,970,000	3,970,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	0	3,889,608	3,889,608
0	3,000,000	3,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	0	2,968,830	2,968,830
0	270,000	270,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	0	284,264	284,264
0	4,000,000	4,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	0	4,034,360	4,034,360
0	5,000,000	5,000,000	New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	0	5,350,350	5,350,350
0	1,060,000	1,060,000	New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	0	1,080,522	1,080,522
0	2,000,000	2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	0	2,007,120	2,007,120
0	2,500,000	2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	0	2,577,375	2,577,375
0	1,015,000	1,015,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	0	1,187,063	1,187,063
0	1,985,000	1,985,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	0	2,187,887	2,187,887
0	2,000,000	2,000,000	[1,2]Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.278%, 5/15/2016	0	2,013,320	2,013,320
0	4,000,000	4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	0	3,875,520	3,875,520
				0	41,372,093	41,372,093
North Carolina - 0.5%
0	1,660,000	1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS) 10/1/2036	0	1,461,016	1,461,016
0	1,600,000	1,600,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	0	1,190,688	1,190,688
				0	2,651,704	2,651,704

Ohio - 2.8%
0	5,000,000	5,000,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	0	4,981,900	4,981,900
0	1,700,000	1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	0	1,729,070	1,729,070
0	100,000	100,000	Dayton, OH, LT GO Bonds, 7.00% (MBIA Insurance Corp. INS), 12/1/2009	0	104,216	104,216
0	200,000	200,000	Fairfield County, OH, LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2023	0	202,526	202,526
0	1,660,000	1,660,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	0	1,640,030	1,640,030
0	1,345,000	1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	0	1,391,900	1,391,900
0	100,000	100,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	0	113,802	113,802
0	1,800,000	1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	0	1,745,208	1,745,208
0	2,000,000	2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	0	2,092,880	2,092,880
				0	14,001,532	14,001,532
Oklahoma - 0.2%
0	75,000	75,000	McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	0	76,019	76,019
0	1,000,000	1,000,000	Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	0	1,115,970	1,115,970
				0	1,191,989	1,191,989
Oregon - 0.3%
0	1,500,000	1,500,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	0	1,516,800	1,516,800
Pennsylvania - 6.7%
0	3,890,000	3,890,000	Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	0	3,973,207	3,973,207
0	1,280,000	1,280,000	Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	0	978,944	978,944
0	1,085,000	1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	0	930,409	930,409
0	1,435,000	1,435,000	Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	0	1,416,876	1,416,876
0	1,700,000	1,700,000	[1,2]Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 13.00%, 3/15/2017	0	2,103,580	2,103,580
0	5,000,000	5,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	0	5,192,300	5,192,300

0	1,000,000	1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	0	1,015,760	1,015,760
0	5,000,000	5,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	0	5,416,600	5,416,600
0	2,000,000	2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	0	1,298,480	1,298,480
0	3,000,000	3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	0	3,032,040	3,032,040
0	1,000,000	1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	0	995,760	995,760
0	5,000,000	5,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	0	5,185,300	5,185,300
0	1,000,000	1,000,000	Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	0	1,018,110	1,018,110
0	135,000	135,000	Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	0	156,291	156,291
0	1,000,000	1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	0	1,070,390	1,070,390
				0	33,784,047	33,784,047
Puerto Rico - 1.6%
0	1,000,000	1,000,000	Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	0	1,005,920	1,005,920
0	1,000,000	1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	0	842,400	842,400
0	4,500,000	4,500,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	0	5,122,395	5,122,395
595,000	0	595,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	526,212	0	526,212
0	470,000	470,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	0	323,449	323,449
0	200,000	200,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	0	121,850	121,850
				526,212	7,416,014	7,942,226

Rhode Island - 0.5%
0	2,500,000	2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	0	2,488,625	2,488,625
South Carolina - 1.5%
0	300,000	300,000	Hilton Head Island, SC, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 12/1/2009@100)/(Original Issue Yield: 5.80%), 12/1/2017	0	310,695	310,695
0	220,000	220,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	0	235,825	235,825
0	280,000	280,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	0	349,549	349,549
0	615,000	615,000	South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	0	701,635	701,635
0	580,000	580,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	0	664,251	664,251
0	4,000,000	4,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	0	3,680,000	3,680,000
0	500,000	500,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002A), 5.125% (Santee Cooper)/(FSA INS)/(Original Issue Yield: 5.25%), 1/1/2020	0	528,990	528,990
0	1,000,000	1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	0	1,035,610	1,035,610
				0	7,506,555	7,506,555
South Dakota - 1.0%
0	250,000	250,000	Sioux Falls, SD Parking Systems, Revenue Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/15/2013	0	250,468	250,468
0	2,225,000	2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	0	2,309,350	2,309,350
0	2,420,000	2,420,000	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	0	2,455,840	2,455,840
				0	5,015,658	5,015,658
Tennessee - 1.3%
0	1,880,000	1,880,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	2,168,787	2,168,787
0	1,120,000	1,120,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	1,292,043	1,292,043

0	935,000	935,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	1,074,652	1,074,652
0	1,565,000	1,565,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	1,798,748	1,798,748
				0	6,334,230	6,334,230
Texas - 7.2%
0	150,000	150,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.125% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.22%), 9/1/2018	0	126,988	126,988
0	225,000	225,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.50% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 9/1/2024	0	175,306	175,306
0	330,000	330,000	Cameron County TX, LT GO Certificates of Obligation, 5.50% (United States Treasury PRF 2/15/2010@100)/(Original Issue Yield: 5.64%), 2/15/2020	0	344,312	344,312
0	2,000,000	2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	0	2,314,940	2,314,940
0	375,000	375,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	0	379,984	379,984
0	500,000	500,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	0	503,970	503,970
0	3,000,000	3,000,000	Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	0	2,745,360	2,745,360
0	2,200,000	2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	0	2,258,828	2,258,828
0	4,000,000	4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	0	4,148,440	4,148,440
0	2,000,000	2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	0	1,915,660	1,915,660
0	500,000	500,000	Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.47%), 11/15/2021	0	451,085	451,085
0	600,000	600,000	Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	0	661,884	661,884
0	1,000,000	1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 2/15/2024	0	1,025,560	1,025,560
0	1,000,000	1,000,000	La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	0	996,960	996,960
0	250,000	250,000	Laredo, TX ISD, Revenue Bonds (Series A), 5.00% (AMBAC INS), 8/1/2019	0	257,305	257,305

0	250,000	250,000	Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	0	301,333	301,333
0	600,000	600,000	Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	0	494,226	494,226
0	30,000	30,000	North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	0	30,299	30,299
0	2,300,000	2,300,000	Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	0	1,877,835	1,877,835
0	2,165,000	2,165,000	Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	0	1,646,850	1,646,850
0	1,000,000	1,000,000	Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	0	903,700	903,700
0	3,515,000	3,515,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	0	3,618,130	3,618,130
0	5,000	5,000	San Antonio, TX Water System, Revenue Bonds, 6.50% (United States Treasury PRF 5/15/2009@100)/(Original Issue Yield: 6.67%), 5/15/2010	0	5,062	5,062
0	1,000,000	1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	0	1,034,190	1,034,190
0	1,250,000	1,250,000	[1,2]Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 15.00%, 2/1/2015	0	1,336,350	1,336,350
0	200,000	200,000	Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	0	229,262	229,262
0	1,525,000	1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	0	1,563,201	1,563,201
0	5,000,000	5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	0	5,029,750	5,029,750
0	325,000	325,000	Wichita Falls Texas, LT GO Refunding Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2016	0	348,858	348,858
				0	36,725,628	36,725,628
Utah - 2.5%
0	395,000	395,000	Murray City, UT Municipal Building Authority, Revenue Bonds (Series A), 5.30% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 5.37%), 12/1/2021	0	438,209	438,209
0	8,875,000	8,875,000	Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	0	10,363,426	10,363,426
0	2,000,000	2,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	0	1,941,160	1,941,160
				0	12,742,795	12,742,795
Vermont - 0.3%
0	1,000,000	1,000,000	Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	0	916,230	916,230

0	3,000	3,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College), Optional Tender 11/2/2009	0	3,006	3,006
0	1,165,000	1,165,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	0	945,223	945,223
				0	1,864,459	1,864,459
Virginia - 3.2%
0	5,000,000	5,000,000	Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	0	5,275,900	5,275,900
0	3,000,000	3,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	0	3,431,490	3,431,490
0	3,900,000	3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	0	3,306,498	3,306,498
0	4,000,000	4,000,000	Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	0	4,162,640	4,162,640
				0	16,176,528	16,176,528
Washington - 2.1%
0	5,595,000	5,595,000	Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	0	5,635,284	5,635,284
0	2,000,000	2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	0	1,966,080	1,966,080
0	1,150,000	1,150,000	Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	0	845,975	845,975
0	2,000,000	2,000,000	[1,2]Washington State, UT GO Bonds (ROLs II-R11609), 13.06%, 1/1/2016	0	2,097,320	2,097,320
				0	10,544,659	10,544,659
West Virginia - 0.3%
0	2,200,000	2,200,000	Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	0	1,630,816	1,630,816
Wisconsin - 5.6%
0	450,000	450,000	East Troy, WI, UT GO Bonds, 3.85% (AMBAC INS), 4/1/2017	0	460,444	460,444
0	1,000,000	1,000,000	Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2017@100), 9/1/2018	0	1,080,450	1,080,450
0	100,000	100,000	Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, Inc. LOC)/(Original Issue Yield: 4.55%), 5/1/2023	0	94,116	94,116
0	20,000	20,000	Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	0	20,787	20,787
0	55,000	55,000	Sauk County, WI, UT GO Refunding Bonds (Series A), 4.00% (United States Treasury PRF 10/1/2011@100)/(Original Issue Yield: 4.96%), 10/1/2012	0	58,993	58,993
0	400,000	400,000	South Milwaukee, WI School District, UT GO Refunding Bonds, 5.20% (United States Treasury PRF 4/1/2012@100), 4/1/2022	0	446,128	446,128

0	1,570,000	1,570,000	Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	0	1,589,751	1,589,751
0	6,000,000	6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	0	6,145,500	6,145,500
0	5,500,000	5,500,000	Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	0	6,241,565	6,241,565
0	300,000	300,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	0	278,961	278,961
0	430,000	430,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	0	378,705	378,705
0	1,750,000	1,750,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	0	1,397,830	1,397,830
0	1,810,000	1,810,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	0	1,824,896	1,824,896
0	1,630,000	1,630,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	0	1,520,660	1,520,660
0	1,000,000	1,000,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	0	763,630	763,630
0	2,000,000	2,000,000	[1,2]Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.16%, 5/1/2016	0	2,035,820	2,035,820
0	4,000,000	4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	0	4,025,960	4,025,960
				0	28,364,196	28,364,196
Wyoming - 0.2%
0	1,000,000	1,000,000	University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	0	1,005,480	1,005,480
			TOTAL MUNICIPAL BONDS	59,881,225	436,429,712	496,310,937
SHORT-TERM MUNICIPALS [4] - 1.9%
California - 0.4%
600,000	0	600,000	California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	600,000	0	600,000
1,500,000	0	1,500,000	California State Department of Water Resources Power Supply Program, (Series 2005F-4) Daily VRDNs (Bank of America N.A. LOC), 0.250%, 4/1/2009	1,500,000	0	1,500,000
				2,100,000	0	2,100,000
New York - 0.4%
0	1,900,000	1,900,000	New York City, NY, (Fiscal 1995 Series B-5) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 4/1/2009	0	1,900,000	1,900,000
Ohio - 0.9%
0	4,400,000	4,400,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children’s Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 4/2/2009	0	4,400,000	4,400,000

Texas - 0.2%
0	1,200,000	1,200,000	Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	0	1,200,000	1,200,000
			TOTAL SHORT-TERM MUNICIPALS	2,100,000	7,500,000	9,600,000

			Total Municipal Investments - 100.1%	61,981,225	443,929,712	505,910,937
			Other Assets & Liabilities - Net - (0.1)%[5]	(31,730)	(484,964)	(516,694)
			Total Net Assets - 100%	$61,949,495	$443,444,748	$505,394,243

Note:  The categories of investments are shown as a percentage of total net assets at March 31, 2009.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $12,112,191, which represented 2.4% of total net assets.
2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At March 31, 2009, these liquid restricted securities amounted to $11,109,917, which represented 2.0% of total net assets.
3 Non-income producing security.
4 Current rate and next reset date shown for Variable Rate Demand Notes.
5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$—
Level 2 – Other Significant Observable Inputs	505,910,937
Level 3 – Significant Unobservable Inputs	—
TOTAL	$505,910,937

The following acronyms are used throughout this portfolio:
AMBAC —American Municipal Bond Assurance Corporation
COL —Collateralized
COP —Certificate of Participation
DRIVERs—Derivative Inverse Tax-Exempt Receipts
EDA —Economic Development Authority
EDRBs —Economic Development Revenue Bonds
FGIC —Financial Guaranty Insurance Company
FHA —Federal Housing Administration
FSA —Financial Security Assurance
GNMA —Government National Mortgage Association
GO —General Obligation
GTD —Guaranteed
HEFA —Health and Education Facilities Authority
HFA —Housing Finance Authority
HFDC —Health Facility Development Corporation
IDA —Industrial Development Authority
IDB —Industrial Development Bond
IDC —Industrial Development Corporation
INS —Insured
ISD —Independent School District
LID —Local Improvement District
LIQ —Liquidity Agreement
LOC —Letter of Credit
LT —Limited Tax
MFH —Multi-Family Housing
PCFA —Pollution Control Finance Authority
PCR —Pollution Control Revenue
PCRBs —Pollution Control Revenue Bonds
PRF —Prerefunded
PSFG —Permanent School Fund Guarantee
SFM —Single Family Mortgage
TOBs —Tender Option Bonds
USD —Unified School District
UT —Unlimited Tax
VRDNs —Variable Rate Demand Notes

Federated California Fund
Federated Municipal Fund
Pro Forma Combining Statements of
Assets & Liabilities
March 31, 2009 (unaudited)

					Federated
					Municipal
	Federated California	Federated Municipal	Pro Forma		Fund Pro Forma
	Fund	Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$61,981,225	$443,929,712	$0		$505,910,937
Cash	73,824	83,194	0		157,018
Income receivable	940,327	7,029,521	0		7,969,848
Receivable for investments sold	331,635	8,718,959	0		9,050,594
Receivable for shares sold	82,271	288,030	0		370,301
Total assets	63,409,282	460,049,416	0		523,458,698
Liabilities:
Payable for investments purchased	1,044,820	15,335,749	0		16,380,569
Payable for shares redeemed	98,479	384,999	0		483,478
Payable for Directors'/Trustees' fees	0	1,487	0		1,487
Payable for distribution services fees	0	22,360	0		22,360
Payable for shareholder services fees	0	164,484	0		164,484
Income distribution payable	276,336	529,706	0		806,042
Accrued expenses	40,152	165,883	0		206,035
Total liabilities	1,459,787	16,604,668	0		18,064,455
Net Assets	$61,949,495	$443,444,748	$0		$505,394,243
Net Assets Consists of:
Paid-in capital	73,149,304	474,889,190	0		548,038,494
Net unrealized depreciation of investments	(3,968,011)	(10,712,722)	0		(14,680,733)
Accumulated net realized loss on investments, futures contracts and swap contracts	(7,232,475)	(20,662,831)	0		(27,895,306)
Undistributed (distributions in excess of) net investment income	677	(68,889)	0		(68,212)
Total Net Assets	$61,949,495	$443,444,748	$0		$505,394,243

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$51,580,837	$396,603,024	$0		$448,183,861
Class B Shares	10,368,658	15,104,577	0		25,473,235
Class C Shares	-	20,376,480	0		20,376,480
Class F Shares	-	11,360,667	0		11,360,667

Shares Outstanding
Class A Shares	5,508,856	42,125,851	(27,364	)(a)	47,607,343
Class B Shares	1,107,351	1,604,405	(5,474	)(a)	2,706,282
Class C Shares	-	2,164,591	0		2,164,591
Class F Shares	-	1,206,714	0		1,206,714

Net Asset Value Per Share
Class A Shares	$9.36	$9.41	0		$9.41
Class B Shares	$9.36	$9.41	0		$9.41

Class C Shares	-		$9.41		0	$9.41
Class F Shares	-		$9.41		0	$9.41

Offering Price Per Share
Class A Shares	$9.80	(b)	$9.85	(b)	0	$9.85
Class B Shares	$9.36		$9.41		0	$9.41
Class C Shares	-		$9.41		0	$9.41
Class F Shares	-		$9.51	(c)	0	$9.51

Redemption Proceeds Per Share
Class A Shares	$9.36		$9.41		0	$9.41
Class B Shares	$8.85	(d)	$8.89	(d)	0	$8.89
Class C Shares	-		$9.32	(e)	0	$9.32
Class F Shares	-		$9.32	(e)	0	$9.32

Investments, at identified cost	$69,213,700		$454,642,434		$0	$523,856,134

a  Adjustment to reflect asset/share balance as a result of the reorganization
b  Computation of offering price per share:  100/95.50 of net asset value
c  Computation of offering price per share:  100/99 of net asset value
d Computation of redemption proceeds per shares: 94.50/100 of net asset value
e Computation of redemption proceeds per shares: 99/100 of net asset value

Federated California Fund
Federated Municipal Fund
Pro Forma Combining Statements of Operations
March 31, 2009 (unaudited)

					Federated
					Municipal
	Federated	Federated			Fund
	California	Municipal	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Interest	$4,015,935	$23,467,091	$0		$27,483,026
Expenses:
Investment advisory fee	286,535	2,388,575	109,760	(a)	2,784,870
Administrative personnel and services fee	189,782	346,261	(134,044	)(b)	401,999
Custodian fees	4,609	23,353	(7,061	)(c)	20,901
Transfer and dividend disbursing agent fees and expenses	47,523	303,934	(10,521	)(d)	340,936
Directors'/Trustees' fees	2,401	16,358	(5,759	)(e)	13,000
Auditing fees	20,197	23,300	(19,997	)(f)	23,500
Legal fees	12,104	10,767	(12,871	)(g)	10,000
Portfolio accounting fees	85,345	162,484	(86,850	)(h)	160,979
Distribution services fee - Class A Shares	39,193	0	(39,193	)(i)	0
Distribution services fee - Class B Shares	98,745	122,270	0		221,015
Distribution services fee - Class C Shares	0	130,906	0		130,906
Shareholder services fees - Class A Shares	142,622	980,148	(238	)(j)	1,122,532
Shareholder services fees - Class B Shares	32,916	40,757	0		73,673
Shareholder services fees - Class C Shares	0	43,264	0		43,264
Shareholder services fees - Class F Shares	0	16,736	0		16,736
Account administration fee - Class A Shares	1,753	11,653	0		13,406
Share registration costs	28,456	77,372	(43,828	)(k)	62,000
Printing and postage	25,324	50,886	(31,554	)(l)	44,656
Insurance premiums	4,225	3,091	(1,316	)(m)	6,000
Taxes	0	31,768	6,557	(n)	38,325
Miscellaneous	1,452	10,884	(836	)(o)	11,500
Total expenses	1,023,182	4,794,767	(277,751)		5,540,198
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee	(286,535)	(46,945)	333,480	(p)	0
Waiver of administrative personnel and services fee	(34,245)	(8,186)	32,926	(q)	(9,505)
Reduction of custodian fees	(713)	(298)	0		(1,011)
Waiver of distributions services fee - Class A Shares	(39,193)	0	39,193	(r)	0
Reimbursement of shareholder services fee - Class A Shares	0	(543,250)	(37,867	)(s)	(581,117)
Reimbursement of shareholder services fee - Class F Shares		(8,149)	713	(t)	(7,436)
Reimbursement of other operating expenses	(132,714)	0	132,714	(u)	0
Total Waivers, Reduction and Reimbursements	(493,400)	(606,828)	501,159		(599,069)
Net Expenses	529,782	4,187,939	223,408		4,941,129
Net Investment Income	$3,486,153	$19,279,152	$(223,408)		$22,541,897
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments	(4,685,995)	(14,009,793)	0		(18,695,788)

Net realized gain on futures contracts	0	46,824	0	46,824
Net realized loss on swap contracts	0	(1,480,116)	0	(1,480,116)
Net change in unrealized appreciation (depreciation) of investments	(3,112,373)	(12,200,476)	0	(15,312,849)
Net change in unrealized appreciation (depreciation) of swap contracts	202,805	50,852	0	253,657
Net realized and unrealized loss on investments, futures contracts and swap contracts	(7,595,563)	(27,592,709)	0	(35,188,272)
Change in net assets resulting from operations	(4,109,410)	$(8,313,557)	$(223,408)	(12,646,375)

(See Notes to Pro Forma Financial Statements)

Federated California Fund
Federated Municipal Fund
Notes to Pro Forma Financial Statements
For the Year Ended March 31, 2009 (unaudited)

Note 1. Description of the Fund

Federated California Municipal Income Fund (the “Portfolio” or “Federated California Fund”), is a series of Federated Municipal Securities Income Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Portfolio is a non-diversified portfolio offering two classes of shares: Class A Shares and Class B Shares.

Federated Municipal Securities Fund, Inc. (the “Acquiring Fund” or “Federated Municipal Fund”), is registered under the Act as an open-end management investment company.  The Acquiring Fund is a diversified portfolio offering four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Class F Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated California Fund and Federated Municipal Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended March 31, 2009.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Class B Shares of Federated California Fund for Class A Shares and Class B Shares of Federated Municipal Fund, respectively.  Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the Acquiring Fund, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended March 31, 2009, Federated California Fund and Federated Municipal Fund would have paid investment advisory fees computed at the annual rate of 0.40% and 0.54%, respectively, as a percentage of average daily net assets.

The Federated California Fund and Federated Municipal Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Agreement and Plan of Reorganization to be entered into between the Federated Municipal Fund and Federated Municipal Securities Income Trust, on behalf of its portfolio, the Federated California Fund.

The Federated California Fund will pay the following direct proxy expenses relating to its participation in its Reorganization: (a) cost of printing and mailing of proxy materials (i.e., the prospectus/proxy statement and other materials used in connection with the special meeting of shareholders); and (b) the cost of processing, soliciting and tabulating the vote of its shareholders in connection with the special meeting.  The Federated Municipal Fund shall bear expenses associated with the qualification of the Federated Municipal Fund’s shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, Federated California Fund or Federated Municipal Fund may incur transaction expenses associated with the purchase and sale of portfolio securities.

Federated Investment Management Company, or its affiliates, will pay all remaining expenses associated with the Federated Municipal Fund’s and Federated California Fund’s participation in the Reorganization.  Such other expenses may include, without limitation:  (a) expenses associated with the preparation and filing of the proxy materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.

Note 3. Portfolio Valuation

In calculating its net asset value (“NAV”), each Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

If each Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors/Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors/Trustees.

The Directors/Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources.  If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Directors/Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Class B Shares net asset value per share assumes the issuance of 5,481,492 Class A Shares and 1,101,877 Class B Shares of Federated Municipal Fund in exchange for 5,508,856 Class A Shares and 1,107,351 Class B Shares of Federated California Fund, respectively, which would have been outstanding at March 31, 2009 in connection with the proposed reorganization, assuming the Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Municipal Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.   Each Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”.   As of and during the year ended March 31, 2009, the Funds did not have a liability for any uncertain tax positions.  The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.  As of March 31, 2009, tax years 2006 through 2009 remain subject to examination by Federated Municipal Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania, and for Federated California Fund tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)
Federated Investment Management Company (“FIMCO”) serves as investment adviser to each Fund.  The advisory agreement between Federated California Fund and FIMCO provides for an annual fee equal to 0.40% of the average daily net assets of the Fund.  The advisory agreement between Federated Municipal Fund and FIMCO provides for an annual fee equal to : (a) 0.30% of the average daily net assets of  Federated Municipal Fund; and (b) 4.50% of its gross income, excluding capital gains or losses.  An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.30% of the average daily net assets of Federated Municipal Pro Forma Combined Fund plus 4.50% of its gross income.

The Advisor may voluntarily choose to waive a portion of its fee.  The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.
.
(b)
Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides each Fund with certain administrative personnel and services necessary to operate the funds. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.    An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Municipal Pro Forma Combined Fund’s average daily net assets.

(c)	Adjustment to reflect custodian fees due to the combining of two portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(d)
Adjustment to reflect transfer and dividend disbursing agent fees and expenses due to the combining of two portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(e)	Adjustment to reflect Directors’/Trustees’ fees due to the combining of two portfolios into one.

(f)	Adjustment to reflect auditing fees due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(g)	Adjustment to reflect legal fees due to the combining of two portfolios into one.

(h)	Adjustment to reflect portfolio accounting fees due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(i)
Adjustment to reflect distribution services fees resulting from the exchange of Class A Shares of Federated California Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of  Federated Municipal Fund.

(j)
Adjustment to reflect shareholder services fees resulting from the exchange of Class A Shares of Federated California Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of Federated Municipal Fund.

(k)	Adjustment to reflect share registration costs due to the combining of two portfolios into one.

(l)	Adjustment to reflect printing and postage due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(m)	Adjustment to reflect insurance premiums due to the combining of two portfolios into one.

(n)	Adjustment to reflect tax expense due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund, a Maryland corporation.

(o)	Adjustment to reflect miscellaneous expense due to the combining of two portfolios into one.

(p)	Adjustment to reflect the anticipated waiver of investment advisory fees needed to maintain the voluntary expense caps of the Federated Municipal Fund.

(q)
Adjustment to reflect the voluntary waiver of administrative personnel and services fee due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(r)	Adjustment to reflect the anticipated waiver of distribution services fees based upon the current expense structure of the Federated Municipal Fund.

(s)
Adjustment to reflect the reimbursement of shareholder services fees for Class A Shares based on average daily net assets and the current expense structure of the Federated Municipal Pro Forma Combined Fund.

(t)
Adjustment to reflect the reimbursement of shareholder services fees necessary for Class F Shares to maintain its voluntary expense cap based on the average daily net assets and expense structure of the Federated Municipal Pro Forma Combined Fund.

(u)	Adjustment to reflect the anticipated reimbursement of other operating expenses needed to maintain the voluntary expense caps of the Federated Municipal Fund.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED MARCH 31, 2009 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated North Carolina Municipal Income Fund (“Federated North Carolina Fund”) and Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”) (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended March 31, 2009.  It is anticipated that Federated North Carolina Fund will be reorganized into Federated Municipal Fund (the “Acquiring Fund”) as of the close of business on or about December 4, 2009.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2008 to March 31, 2009.   These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund.  Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement and expesnes for the Acquiring Fund.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.

Federated North Carolina Fund
Federated Municipal Fund
Pro Forma Combining Portfolio of Investments
March 31, 2009 (unaudited)

Federated		Federated		Federated		Federated
North	Federated	Municipal		North	Federated	Municipal
Carolina	Municipal			Municipal	Municipal	Fund
Fund	Fund	Pro Forma Combined		Fund	Fund	Pro Forma Combined

	Principal Amount			Value
MUNICIPAL BONDS - 98.3%
Alabama - 0.9%
$0	$1,400,000	$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$0	$1,646,274	$1,646,274
0	2,000,000	2,000,000	Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	0	1,792,460	1,792,460
0	1,000,000	1,000,000	Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	0	1,048,660	1,048,660
				0	4,487,394	4,487,394
Arizona - 2.0%
0	1,000,000	1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	0	1,089,480	1,089,480
0	155,000	155,000	Cochise County, AZ USD No. 68, UT GO Refunding Bonds, 7.50% (FGIC & MBIA Insurance Corp. INS), 7/1/2010	0	165,881	165,881
0	365,000	365,000	Flagstaff, AZ Street and Highway, Revenue Bonds, 7.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2009	0	370,234	370,234
0	2,000,000	2,000,000	Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	0	2,137,320	2,137,320
0	560,000	560,000	Pima County, AZ USD No. 1, UT GO Bonds (Series E), 6.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2011	0	615,686	615,686
0	4,000,000	4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	0	3,954,880	3,954,880
0	1,810,000	1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	0	1,294,168	1,294,168
				0	9,627,649	9,627,649
Arkansas - 0.3%
0	1,000,000	1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	0	1,005,350	1,005,350
0	375,000	375,000	North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.56%), 7/1/2015	0	416,872	416,872
				0	1,422,222	1,422,222
California - 9.9%
0	2,665,000	2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	0	2,716,354	2,716,354
0	1,000,000	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	0	1,005,850	1,005,850
0	5,000,000	5,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	0	4,745,400	4,745,400
0	1,000,000	1,000,000	California State, UT GO Bonds, 5.00%, 2/1/2023	0	969,540	969,540
0	170,000	170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	0	168,759	168,759
0	3,000,000	3,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	0	2,943,630	2,943,630
0	2,000,000	2,000,000	California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	0	1,942,160	1,942,160
0	4,000,000	4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	0	3,995,280	3,995,280

0	5,000,000	5,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	0	4,305,750	4,305,750
0	1,495,000	1,495,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	0	1,534,662	1,534,662
0	1,930,000	1,930,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	0	1,983,789	1,983,789
0	1,000,000	1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	0	933,390	933,390
0	1,000,000	1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	0	956,400	956,400
0	1,110,000	1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	0	1,043,911	1,043,911
0	1,500,000	1,500,000	Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	0	1,399,425	1,399,425
0	1,350,000	1,350,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	0	1,015,794	1,015,794
0	6,000,000	6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	0	6,060,720	6,060,720
0	2,400,000	2,400,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	0	1,491,168	1,491,168
0	3,000,000	3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	0	1,960,470	1,960,470
0	125,000	125,000	San Francisco, CA City and County, UT GO Bonds (Series A), 4.10% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.20%), 6/15/2020	0	125,270	125,270
0	3,000,000	3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	0	3,033,240	3,033,240
0	1,000,000	1,000,000	Tustin, CA USD, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	0	907,250	907,250
0	1,500,000	1,500,000	University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	0	1,558,845	1,558,845
0	1,575,000	1,575,000	University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	0	1,784,790	1,784,790
				0	48,581,847	48,581,847
Colorado - 1.2%
0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	0	530,313	530,313
0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	0	613,760	613,760
0	1,590,000	1,590,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	0	1,626,777	1,626,777
0	125,000	125,000	Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (MBIA Insurance Corp. INS), 12/15/2009	0	131,367	131,367
0	4,000,000	4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	0	3,200,600	3,200,600
				0	6,102,817	6,102,817
Connecticut - 0.3%
0	1,375,000	1,375,000	Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	0	1,417,075	1,417,075
District of Columbia - 1.4%
0	3,000,000	3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children’s Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	0	2,744,970	2,744,970
0	2,440,000	2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	0	2,348,158	2,348,158
0	1,310,000	1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.) /(AMBAC INS), 7/1/2016	0	1,391,233	1,391,233
0	100,000	100,000	District of Columbia, UT GO Bonds, 6.50% (MBIA Insurance Corp. INS), 6/1/2009	0	100,763	100,763

0	100,000	100,000	District of Columbia, UT GO Refunding Bonds, 6.50% (Escrowed In Treasuries COL), 6/1/2009	0	101,016	101,016
				0	6,686,140	6,686,140
Florida - 5.2%
0	1,000,000	1,000,000	Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	0	848,050	848,050
0	665,000	665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	0	875,373	875,373
0	4,335,000	4,335,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	0	4,936,785	4,936,785
0	3,000,000	3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	0	3,745,980	3,745,980
0	500,000	500,000	Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	0	558,410	558,410
0	5,000,000	5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	0	4,731,850	4,731,850
0	1,000,000	1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC & MBIA Insurance Corp. INS), 7/1/2013	0	1,055,710	1,055,710
0	1,060,000	1,060,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	0	1,266,064	1,266,064
0	5,000,000	5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	0	4,973,100	4,973,100
0	500,000	500,000	Polk County, FL School Board, COP (Series A), 5.00% (FSA INS), 1/1/2020	0	504,935	504,935
0	1,870,000	1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	0	1,803,634	1,803,634
0	100,000	100,000	Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (MBIA Insurance Corp. INS), 11/1/2013	0	107,164	107,164
				0	25,407,055	25,407,055
Georgia - 2.9%
0	5,000,000	5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008)5.625% (Original Issue Yield: 5.78%), 1/1/2033	0	5,203,150	5,203,150
0	2,000,000	2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	0	1,788,240	1,788,240
0	1,000,000	1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	0	1,059,290	1,059,290
0	1,000,000	1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	0	1,046,390	1,046,390
0	3,000,000	3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	0	3,040,980	3,040,980
0	2,000,000	2,000,000	Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.) /(United States Treasury PRF 10/1/2009@102), 10/1/2019	0	2,102,620	2,102,620
				0	14,240,670	14,240,670
Hawaii - 0.4%
0	2,000,000	2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA INS), 3/1/2025	0	2,070,580	2,070,580
Illinois - 3.4%
0	235,000	235,000	Bensenville IL, UT GO Bonds (Series D), 4.40% (Syncora Guarantee, Inc. INS), 12/1/2017	0	240,311	240,311
0	355,000	355,000	Chicago, IL Board of Education, COP (Series A), 6.25% (MBIA Insurance Corp. INS), 1/1/2011	0	382,083	382,083
0	3,000,000	3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	0	2,955,690	2,955,690
0	3,000,000	3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	0	3,026,970	3,026,970
0	2,000,000	2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	0	2,009,580	2,009,580
0	50,000	50,000	Cook County, IL, UT GO Refunding Bonds (Series B), 5.00% (FGIC & MBIA Insurance Corp. INS), 11/15/2009	0	51,280	51,280
0	1,330,000	1,330,000	Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A)5.625%, 12/1/2032	0	1,190,230	1,190,230
0	100,000	100,000	Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	0	101,335	101,335

0	250,000	250,000	Illinois Educational Facilities Authority, Revenue Bonds, 5.50% (Depaul University)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.64%), 10/1/2020	0	269,680	269,680
0	2,145,000	2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	0	2,080,157	2,080,157
0	450,000	450,000	Illinois State, UT GO Bonds, 5.25%, 10/1/2018	0	485,343	485,343
0	310,000	310,000	Joliet, IL Junior College Assistance Corp., Revenue Bonds, 6.70% (Original Issue Yield: 6.78%), 9/1/2012	0	337,376	337,376
0	400,000	400,000	Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (MBIA Insurance Corp. INS), 2/1/2010	0	415,996	415,996
0	500,000	500,000	Madison & St. Clair Counties, IL School District Number 10, UT GO Bonds, 5.25% (United States Treasury PRF 2/1/2012@100), 2/1/2018	0	555,305	555,305
0	500,000	500,000	Marion, IL, UT GO Refunding Bonds, 5.375% (United States Treasury PRF 9/15/2011@101), 9/15/2021	0	557,195	557,195
0	500,000	500,000	McHenry County, IL, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 1/15/2011@100), 1/15/2021	0	538,670	538,670
0	125,000	125,000	Posen, IL, UT GO Bonds, 4.20% (MBIA Insurance Corp. INS), 12/1/2017	0	129,920	129,920
0	130,000	130,000	Posen, IL, UT GO Bonds, 4.30% (MBIA Insurance Corp. INS), 12/1/2018	0	134,494	134,494
0	140,000	140,000	Posen, IL, UT GO Bonds, 4.40% (MBIA Insurance Corp. INS), 12/1/2019	0	144,241	144,241
0	150,000	150,000	Southwestern Illinois Development Authority, Revenue Bonds, 4.25% (FSA INS), 2/1/2027	0	133,815	133,815
0	200,000	200,000	Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & MBIA Insurance Corp. INS), 1/1/2020	0	201,746	201,746
0	175,000	175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	0	192,087	192,087
0	400,000	400,000	University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	0	441,392	441,392
0	180,000	180,000	Western, IL University, Revenue Bonds, 4.00% (MBIA Insurance Corp. INS), 4/1/2018 TOTAL	0	179,435	179,435
				0	16,754,331	16,754,331
Indiana - 2.9%
0	25,000	25,000	Attica Independent Elementary School Building Corp., First Mortgage Revenue Bonds, 4.00% (Syncora Guarantee, Inc. INS), 7/15/2018	0	24,838	24,838
0	375,000	375,000	Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 1/15/2023	0	383,374	383,374
0	100,000	100,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.25% (FSA INS), 1/15/2022	0	98,520	98,520
0	60,000	60,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	0	58,647	58,647
0	750,000	750,000	Center Grove IN 2000 Building Corp., First Mortgage Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 7/15/2021	0	825,037	825,037
0	115,000	115,000	Evansville, IN Industrial Waterworks, UT GO Refunding Bonds, 4.00% (AMBAC INS)/(Original Issue Yield: 4.05%), 1/1/2017	0	117,650	117,650
0	25,000	25,000	Indiana Bond Bank, Revenue Bonds (Series A), 9.75% (Escrowed In Treasuries COL)/(Original Issue Yield: 9.884%), 8/1/2009	0	25,693	25,693
0	1,000,000	1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	0	979,150	979,150
0	2,200,000	2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	0	1,841,620	1,841,620
0	1,005,000	1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	0	1,029,281	1,029,281
0	1,500,000	1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	0	1,800,915	1,800,915
0	100,000	100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	0	124,568	124,568
0	4,000,000	4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	0	4,376,640	4,376,640
0	250,000	250,000	Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	0	282,317	282,317
0	110,000	110,000	Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 6/1/2021	0	109,963	109,963

0	200,000	200,000	Porter County, IN Jail Building Corp., Revenue Bonds, 5.875% (United States Treasury PRF 7/15/2009@101)/(Original Issue Yield: 5.90%), 7/15/2018	0	205,160	205,160
0	2,000,000	2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	0	1,358,760	1,358,760
0	500,000	500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	0	550,385	550,385
				0	14,192,518	14,192,518
Kansas - 0.4%
0	1,010,000	1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	0	799,476	799,476
0	1,150,000	1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	0	1,306,343	1,306,343
				0	2,105,819	2,105,819
Kentucky - 0.6%
0	3,000,000	3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	0	3,148,170	3,148,170
Louisiana - 0.4%
0	505,000	505,000	Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	0	477,821	477,821
0	250,000	250,000	New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	0	252,970	252,970
0	1,500,000	1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	0	1,041,195	1,041,195
				0	1,771,986	1,771,986
Massachusetts - 1.4%
0	170,000	170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	0	178,311	178,311
0	1,000,000	1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	0	1,161,280	1,161,280
0	4,550,000	4,550,000	Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	0	3,389,750	3,389,750
0	960,000	960,000	Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.09%), 8/1/2039	0	943,738	943,738
0	1,000,000	1,000,000	Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	0	1,057,850	1,057,850
				0	6,730,929	6,730,929
Michigan - 2.8%
0	3,560,000	3,560,000	Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	0	3,104,106	3,104,106
0	4,000,000	4,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	0	3,138,160	3,138,160
0	1,000,000	1,000,000	Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & MBIA Insurance Corp. INS), 5/1/2018	0	1,018,040	1,018,040
0	1,500,000	1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	0	1,407,345	1,407,345
0	1,000,000	1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	0	891,730	891,730
0	2,900,000	2,900,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	0	2,707,701	2,707,701
0	500,000	500,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	0	550,645	550,645
0	750,000	750,000	Rochester, MI Community School District, UT GO Bonds (Series I), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019	0	790,800	790,800
				0	13,608,527	13,608,527
Mississippi - 1.9%
0	1,000,000	1,000,000	Jackson, MS Water & Sewer System, Revenue Bonds, 5.25% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.41%), 9/1/2020	0	1,020,210	1,020,210

0	8,000,000	8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	0	8,372,800	8,372,800
				0	9,393,010	9,393,010
Missouri - 0.2%
0	1,335,000	1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035 962,975	0	962,975	962,975
0	100,000	100,000	Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (MBIA Insurance Corp. INS), 3/1/2010	0	105,571	105,571
				0	1,068,546	1,068,546
Nebraska - 0.4%
0	2,000,000	2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B)5.00% (Original Issue Yield: 5.15%), 1/1/2033	0	1,919,320	1,919,320
Nevada - 1.4%
0	4,000,000	4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	0	3,908,520	3,908,520
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series A), 7.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.05%), 6/1/2010	0	528,405	528,405
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series B), 5.50% (United States Treasury PRF 6/15/2009@100), 6/15/2013	0	505,240	505,240
0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series C), 5.00% (United States Treasury PRF 6/15/2012@100)/(Original Issue Yield: 5.15%), 6/15/2022	0	557,975	557,975
0	1,000,000	1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	0	894,650	894,650
0	245,000	245,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	0	98,088	98,088
0	585,000	585,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	0	233,432	233,432
0	125,000	125,000	Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	0	129,853	129,853
				0	6,856,163	6,856,163
New Hampshire - 0.3%
0	1,685,000	1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	0	1,498,656	1,498,656
New Mexico - 1.0%
0	2,000,000	2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	0	2,026,740	2,026,740
0	3,000,000	3,000,000	University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	0	2,977,740	2,977,740
				0	5,004,480	5,004,480
New York - 8.4%
0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	0	1,804,740	1,804,740
0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	0	2,064,720	2,064,720
0	3,080,000	3,080,000	New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	0	3,112,494	3,112,494
0	4,000,000	4,000,000	New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 0.850% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	0	2,933,920	2,933,920
0	3,970,000	3,970,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	0	3,889,608	3,889,608
0	3,000,000	3,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	0	2,968,830	2,968,830
0	270,000	270,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	0	284,264	284,264
0	4,000,000	4,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	0	4,034,360	4,034,360
0	5,000,000	5,000,000	New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	0	5,350,350	5,350,350
0	1,060,000	1,060,000	New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	0	1,080,522	1,080,522

0	2,000,000	2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	0	2,007,120	2,007,120
0	2,500,000	2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	0	2,577,375	2,577,375
0	1,015,000	1,015,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	0	1,187,063	1,187,063
0	1,985,000	1,985,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	0	2,187,887	2,187,887
0	2,000,000	2,000,000	[1,2]Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.278%, 5/15/2016	0	2,013,320	2,013,320
0	4,000,000	4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	0	3,875,520	3,875,520
				0	41,372,093	41,372,093
North Carolina - 9.8%
500,000	0	500,000	Albemarle, NC Hospital Authority, Health Care Facilities Revenue & Refunding Bonds (Series 2007), 5.25%, 10/1/2038	343,865	0	343,865
1,190,000	0	1,190,000	Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF 7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025	1,277,989	0	1,277,989
835,000	0	835,000	Asheville, NC Housing Authority, MFH Revenue Bonds , 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	855,700	0	855,700
500,000	0	500,000	Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026	531,700	0	531,700
1,000,000	0	1,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	1,014,840	0	1,014,840
1,000,000	0	1,000,000	Charlotte, NC Airport, Revenue Bonds, Series B, 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	1,008,580	0	1,008,580
1,000,000	0	1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,029,790	0	1,029,790
335,000	0	335,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	389,427	0	389,427
500,000	0	500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	460,105	0	460,105
500,000	0	500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	506,600	0	506,600
500,000	0	500,000	Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	357,525	0	357,525
500,000	0	500,000	Craven County, NC, COP (Series 2007), 5.00% (MBIA Insurance Corp. INS), 6/1/2027	490,030	0	490,030
530,000	0	530,000	Durham, NC, Refunding UT GO Bonds, 5.00%, 4/1/2020	590,452	0	590,452
1,000,000	0	1,000,000	Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	1,057,620	0	1,057,620
1,000,000	0	1,000,000	Forsyth County, NC, GO School Bonds (Series 2008), 4.375% (Original Issue Yield: 4.45%), 5/1/2027	997,120	0	997,120
500,000	0	500,000	Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (FSA Inc. INS), 11/1/2025	512,690	0	512,690
1,000,000	0	1,000,000	Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	724,040	0	724,040
800,000	0	800,000	High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (FSA, Inc. INS), 11/1/2028	806,632	0	806,632
1,000,000	0	1,000,000	High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (United States Treasury PRF 6/1/2010@102)/(Original Issue Yield: 5.67%), 6/1/2018	1,077,100	0	1,077,100
500,000	0	500,000	Iredell County, NC, COP (Series 2008), 5.125% (FSA Inc. INS)/(Original Issue Yield: 5.13%), 6/1/2027	509,675	0	509,675
500,000	0	500,000	Johnston Memorial Hospital Authority, NC, FHA Insured Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA Inc. INS), 10/1/2024	482,630	0	482,630

0	1,660,000	1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS) 10/1/2036	0	1,461,016	1,461,016
1,000,000	0	1,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	998,400	0	998,400
500,000	0	500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	505,105	0	505,105
500,000	0	500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	509,205	0	509,205
495,000	0	495,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	500,549	0	500,549
385,000	0	385,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	386,301	0	386,301
260,000	0	260,000	North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA, Inc. INS), 10/1/2024	251,170	0	251,170
500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	556,530	0	556,530
250,000	0	250,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	185,675	0	185,675
1,500,000	0	1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,120,515	0	1,120,515
500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	569,880	0	569,880
500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 7.00%), 10/1/2021	547,085	0	547,085
500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	382,170	0	382,170
470,000	0	470,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	288,589	0	288,589
1,000,000	0	1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	942,760	0	942,760
250,000	0	250,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	239,817	0	239,817
200,000	0	200,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	189,992	0	189,992
1,205,000	0	1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A) , 5.25% (Cleveland Community Healthcare)/(AMBAC Assurance Corporation INS), 7/1/2021	1,107,636	0	1,107,636
1,230,000	0	1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds , 5.50% (Hugh Chatham Memorial Hospital )/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,175,228	0	1,175,228
625,000	0	625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds , 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	597,169	0	597,169
500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	513,445	0	513,445
400,000	1,600,000	2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	297,672	1,190,688	1,488,360

700,000	0	700,000	North Carolina Medical Care Commission, Health System Revenue Bonds, 5.00% (Mission Health, Inc.), 10/1/2036	619,122	0	619,122
1,000,000	0	1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025	1,075,660	0	1,075,660
1,000,000	0	1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds , 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,008,860	0	1,008,860
685,000	0	685,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance, Inc. INS), 10/1/2018	546,377	0	546,377
250,000	0	250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	287,687	0	287,687
500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates )/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	595,765	0	595,765
550,000	0	550,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	350,493	0	350,493
500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	339,505	0	339,505
500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.00% (Givens Estates ), 7/1/2033	346,060	0	346,060
250,000	0	250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	185,155	0	185,155
500,000	0	500,000	North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian Homes, Inc.), 10/1/2021	406,350	0	406,350
1,000,000	0	1,000,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	1,020,040	0	1,020,040
500,000	0	500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 3/1/2019	540,495	0	540,495
1,000,000	0	1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	892,940	0	892,940
1,020,000	0	1,020,000	Onslow County, NC, School UT GO Bonds, 5.00%, 4/1/2021	1,113,779	0	1,113,779
1,200,000	0	1,200,000	Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (United States Treasury PRF 7/1/2009@101)/(Original Issue Yield: 6.02%), 7/1/2019	1,228,476	0	1,228,476
1,000,000	0	1,000,000	Pitt County, NC, COP (Series 2000B), 5.50% (United States Treasury PRF 4/1/2010@101)/(Original Issue Yield: 5.63%), 4/1/2025	1,059,350	0	1,059,350
1,000,000	0	1,000,000	Pitt County, NC, COP, 5.00% (MBIA Insurance Corp. INS), 4/1/2025	1,001,960	0	1,001,960
500,000	0	500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	529,095	0	529,095
500,000	0	500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 5/1/2030	463,705	0	463,705
1,000,000	0	1,000,000	Randolph County, NC, COP (Series 2000), 5.60% (United States Treasury PRF 6/1/2009@101)/(Original Issue Yield: 5.77%), 6/1/2018	1,018,690	0	1,018,690
500,000	0	500,000	Randolph County, NC, COP (Series 2007), 5.00% (AMBAC Assurance Corporation INS), 2/1/2027	490,140	0	490,140
850,000	0	850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	854,726	0	854,726
500,000	0	500,000	University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036	502,410	0	502,410
500,000	0	500,000	University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	401,700	0	401,700
500,000	0	500,000	University of North Carolina Wilmington, COP (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	517,630	0	517,630

525,000	0	525,000	University of North Carolina Wilmington, COP, 5.25% (FGIC and MBIA Insurance Corp. INS), 6/1/2022	541,543	0	541,543
250,000	0	250,000	Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 6/1/2033	245,170	0	245,170
500,000	0	500,000	Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.76%), 6/1/2018	534,310	0	534,310
250,000	0	250,000	Winston-Salem, NC Water & Sewer System, Water & Sewer System Revenue Bonds (Series 2009), 5.00%, 6/1/2028	258,648	0	258,648
				45,864,844	2,651,704	48,516,548
Ohio - 2.8%
0	5,000,000	5,000,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	0	4,981,900	4,981,900
0	1,700,000	1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	0	1,729,070	1,729,070
0	100,000	100,000	Dayton, OH, LT GO Bonds, 7.00% (MBIA Insurance Corp. INS), 12/1/2009	0	104,216	104,216
0	200,000	200,000	Fairfield County, OH, LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2023	0	202,526	202,526
0	1,660,000	1,660,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	0	1,640,030	1,640,030
0	1,345,000	1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	0	1,391,900	1,391,900
0	100,000	100,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	0	113,802	113,802
0	1,800,000	1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	0	1,745,208	1,745,208
0	2,000,000	2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	0	2,092,880	2,092,880
				0	14,001,532	14,001,532
Oklahoma - 0.2%
0	75,000	75,000	McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	0	76,019	76,019
0	1,000,000	1,000,000	Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	0	1,115,970	1,115,970
				0	1,191,989	1,191,989
Oregon - 0.3%
0	1,500,000	1,500,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	0	1,516,800	1,516,800
Pennsylvania - 6.9%
0	3,890,000	3,890,000	Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	0	3,973,207	3,973,207
0	1,280,000	1,280,000	Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	0	978,944	978,944
0	1,085,000	1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	0	930,409	930,409
0	1,435,000	1,435,000	Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	0	1,416,876	1,416,876
0	1,700,000	1,700,000	[1,2]Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 13.00%, 3/15/2017	0	2,103,580	2,103,580
0	5,000,000	5,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	0	5,192,300	5,192,300
0	1,000,000	1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	0	1,015,760	1,015,760
0	5,000,000	5,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	0	5,416,600	5,416,600
0	2,000,000	2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	0	1,298,480	1,298,480
0	3,000,000	3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	0	3,032,040	3,032,040

0	1,000,000	1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	0	995,760	995,760
0	5,000,000	5,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	0	5,185,300	5,185,300
0	1,000,000	1,000,000	Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	0	1,018,110	1,018,110
0	135,000	135,000	Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	0	156,291	156,291
0	1,000,000	1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	0	1,070,390	1,070,390
				0	33,784,047	33,784,047
Puerto Rico - 1.8%
1,000,000	0	1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	917,490	0	917,490
0	1,000,000	1,000,000	Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	0	1,005,920	1,005,920
0	1,000,000	1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	0	842,400	842,400
0	4,500,000	4,500,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	0	5,122,395	5,122,395
170,000	0	170,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	125,526	0	125,526
395,000	0	395,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	349,334	0	349,334
500,000	470,000	970,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	304,625	323,449	628,074
0	200,000	200,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	0	121,850	121,850
				1,696,975	7,416,014	9,112,989
Rhode Island - 0.5%
0	2,500,000	2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	0	2,488,625	2,488,625
South Carolina - 1.5%
0	300,000	300,000	Hilton Head Island, SC, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 12/1/2009@100)/(Original Issue Yield: 5.80%), 12/1/2017	0	310,695	310,695
0	220,000	220,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	0	235,825	235,825
0	280,000	280,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	0	349,549	349,549
0	615,000	615,000	South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	0	701,635	701,635
0	580,000	580,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	0	664,251	664,251
0	4,000,000	4,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	0	3,680,000	3,680,000
0	500,000	500,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002A), 5.125% (Santee Cooper)/(FSA INS)/(Original Issue Yield: 5.25%), 1/1/2020	0	528,990	528,990
0	1,000,000	1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	0	1,035,610	1,035,610
				0	7,506,555	7,506,555
South Dakota - 1.0%
0	250,000	250,000	Sioux Falls, SD Parking Systems, Revenue Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/15/2013	0	250,468	250,468

0	2,225,000	2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	0	2,309,350	2,309,350
0	2,420,000	2,420,000	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	0	2,455,840	2,455,840
				0	5,015,658	5,015,658
Tennessee - 1.3%
0	1,880,000	1,880,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	2,168,787	2,168,787
0	1,120,000	1,120,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	1,292,043	1,292,043
0	935,000	935,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	1,074,652	1,074,652
0	1,565,000	1,565,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	1,798,748	1,798,748
				0	6,334,230	6,334,230
Texas - 7.5%
0	150,000	150,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.125% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.22%), 9/1/2018	0	126,988	126,988
0	225,000	225,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.50% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 9/1/2024	0	175,306	175,306
0	330,000	330,000	Cameron County TX, LT GO Certificates of Obligation, 5.50% (United States Treasury PRF 2/15/2010@100)/(Original Issue Yield: 5.64%), 2/15/2020	0	344,312	344,312
0	2,000,000	2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	0	2,314,940	2,314,940
0	375,000	375,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	0	379,984	379,984
0	500,000	500,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	0	503,970	503,970
0	3,000,000	3,000,000	Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	0	2,745,360	2,745,360
0	2,200,000	2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	0	2,258,828	2,258,828
0	4,000,000	4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	0	4,148,440	4,148,440
0	2,000,000	2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	0	1,915,660	1,915,660
0	500,000	500,000	Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.47%), 11/15/2021	0	451,085	451,085
0	600,000	600,000	Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	0	661,884	661,884
0	1,000,000	1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 2/15/2024	0	1,025,560	1,025,560
0	1,000,000	1,000,000	La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	0	996,960	996,960
0	250,000	250,000	Laredo, TX ISD, Revenue Bonds (Series A), 5.00% (AMBAC INS), 8/1/2019	0	257,305	257,305
0	250,000	250,000	Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	0	301,333	301,333
0	600,000	600,000	Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	0	494,226	494,226
0	30,000	30,000	North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	0	30,299	30,299
0	2,300,000	2,300,000	Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	0	1,877,835	1,877,835
0	2,165,000	2,165,000	Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	0	1,646,850	1,646,850

0	1,000,000	1,000,000	Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	0	903,700	903,700
0	3,515,000	3,515,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	0	3,618,130	3,618,130
0	5,000	5,000	San Antonio, TX Water System, Revenue Bonds, 6.50% (United States Treasury PRF 5/15/2009@100)/(Original Issue Yield: 6.67%), 5/15/2010	0	5,062	5,062
0	1,000,000	1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	0	1,034,190	1,034,190
0	1,250,000	1,250,000	[1,2]Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 15.00%, 2/1/2015	0	1,336,350	1,336,350
0	200,000	200,000	Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	0	229,262	229,262
0	1,525,000	1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	0	1,563,201	1,563,201
0	5,000,000	5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	0	5,029,750	5,029,750
0	325,000	325,000	Wichita Falls Texas, LT GO Refunding Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2016	0	348,858	348,858
				0	36,725,628	36,725,628
Utah - 2.6%
0	395,000	395,000	Murray City, UT Municipal Building Authority, Revenue Bonds (Series A), 5.30% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 5.37%), 12/1/2021	0	438,209	438,209
0	8,875,000	8,875,000	Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	0	10,363,426	10,363,426
0	2,000,000	2,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	0	1,941,160	1,941,160
				0	12,742,795	12,742,795
Vermont - 0.4%
0	1,000,000	1,000,000	Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	0	916,230	916,230
0	3,000	3,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College), Optional Tender 11/2/2009	0	3,006	3,006
0	1,165,000	1,165,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	0	945,223	945,223
				0	1,864,459	1,864,459
Virgin Islands - 0.1%
500,000	0	500,000	University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	386,030	0	386,030
Virginia - 3.3%
0	5,000,000	5,000,000	Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	0	5,275,900	5,275,900
0	3,000,000	3,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	0	3,431,490	3,431,490
0	3,900,000	3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	0	3,306,498	3,306,498
0	4,000,000	4,000,000	Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	0	4,162,640	4,162,640
				0	16,176,528	16,176,528
Washington - 2.1%
0	5,595,000	5,595,000	Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	0	5,635,284	5,635,284
0	2,000,000	2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	0	1,966,080	1,966,080
0	1,150,000	1,150,000	Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	0	845,975	845,975
0	2,000,000	2,000,000	[1,2]Washington State, UT GO Bonds (ROLs II-R11609), 13.06%, 1/1/2016	0	2,097,320	2,097,320
				0	10,544,659	10,544,659

West Virginia - 0.3%
0	2,200,000	2,200,000	Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	0	1,630,816	1,630,816
Wisconsin - 5.7%
0	450,000	450,000	East Troy, WI, UT GO Bonds, 3.85% (AMBAC INS), 4/1/2017	0	460,444	460,444
0	1,000,000	1,000,000	Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2017@100), 9/1/2018	0	1,080,450	1,080,450
0	100,000	100,000	Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, Inc. LOC)/(Original Issue Yield: 4.55%), 5/1/2023	0	94,116	94,116
0	20,000	20,000	Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	0	20,787	20,787
0	55,000	55,000	Sauk County, WI, UT GO Refunding Bonds (Series A), 4.00% (United States Treasury PRF 10/1/2011@100)/(Original Issue Yield: 4.96%), 10/1/2012	0	58,993	58,993
0	400,000	400,000	South Milwaukee, WI School District, UT GO Refunding Bonds, 5.20% (United States Treasury PRF 4/1/2012@100), 4/1/2022	0	446,128	446,128
0	1,570,000	1,570,000	Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	0	1,589,751	1,589,751
0	6,000,000	6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	0	6,145,500	6,145,500
0	5,500,000	5,500,000	Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	0	6,241,565	6,241,565
0	300,000	300,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	0	278,961	278,961
0	430,000	430,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	0	378,705	378,705
0	1,750,000	1,750,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	0	1,397,830	1,397,830
0	1,810,000	1,810,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	0	1,824,896	1,824,896
0	1,630,000	1,630,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	0	1,520,660	1,520,660
0	1,000,000	1,000,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	0	763,630	763,630
0	2,000,000	2,000,000	[1,2]Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.16%, 5/1/2016	0	2,035,820	2,035,820
0	4,000,000	4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	0	4,025,960	4,025,960
				0	28,364,196	28,364,196
Wyoming - 0.2%
0	1,000,000	1,000,000	University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	0	1,005,480	1,005,480
			TOTAL MUNICIPAL BONDS	47,947,849	436,429,712	484,377,561
SHORT-TERM MUNICIPALS[3] - 1.6%
New York - 0.4%
0	1,900,000	1,900,000	New York City, NY, (Fiscal 1995 Series B-5) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 4/1/2009	0	1,900,000	1,900,000
North Carolina - 0.1%
400,000	0	400,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	400,000	0	400,000
Ohio - 0.9%
0	4,400,000	4,400,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children’s Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 4/2/2009	0	4,400,000	4,400,000
Texas - 0.2%
0	1,200,000	1,200,000	Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	0	1,200,000	1,200,000
			TOTAL SHORT-TERM MUNICIPALS	400,000	7,500,000	7,900,000
			Total Municipal Investments - 99.9%	48,347,849	443,929,712	492,277,561
			Other Assets & Liabilities - Net - 0.1%[4]	834,886	(484,964)	349,922
			Total Net Assets - 100%	$49,182,735	$443,444,748	$492,627,483

Note:  The categories of investments are shown as a percentage of total net assets at March 31, 2009.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $9,586,390, which represented 1.9% of total net assets.
2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At March 31, 2009, these liquid restricted securities amounted to $9,586,390, which represented 1.9% of total net assets.
3 Current rate and next reset date shown for Variable Rate Demand Notes.
4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$—
Level 2 – Other Significant Observable Inputs	492,227,561
Level 3 – Significant Unobservable Inputs	—
TOTAL	$492,227,561

The following acronyms are used throughout this portfolio:
AMBAC —American Municipal Bond Assurance Corporation
COL —Collateralized
COP —Certificate of Participation
DRIVERs—Derivative Inverse Tax-Exempt Receipts
EDA —Economic Development Authority
EDRBs —Economic Development Revenue Bonds
FGIC —Financial Guaranty Insurance Company
FHA —Federal Housing Administration
FNMA —Federal National Mortgage Assistance
FSA —Financial Security Assurance
GNMA —Government National Mortgage Association
GO —General Obligation
GTD —Guaranteed
HEFA —Health and Education Facilities Authority
HFA —Housing Finance Authority
HFDC —Health Facility Development Corporation
IDA —Industrial Development Authority
IDB —Industrial Development Bond
IDC —Industrial Development Corporation
INS —Insured
ISD —Independent School District
LID —Local Improvement District
LIQ —Liquidity Agreement
LOC —Letter of Credit
LT —Limited Tax
MFH —Multi-Family Housing
PCFA —Pollution Control Finance Authority
PCR —Pollution Control Revenue
PCRBs —Pollution Control Revenue Bonds
PRF —Prerefunded
PSFG —Permanent School Fund Guarantee
TOBs —Tender Option Bonds
USD —Unified School District
UT —Unlimited Tax
VRDNs —Variable Rate Demand Notes

Federated North Carolina Fund
Federated Municipal Fund
Pro Forma Combining Statements of Assets & Liabilities
March 31, 2009 (unaudited)

					Federated
					Municipal
	Federated	Federated			Fund
	North Carolina	Municipal	Pro Forma		Pro Forma
	Income Fund	Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$48,347,849	$443,929,712	$0		$492,277,561
Cash	16,614	83,194	0		99,808
Income receivable	941,086	7,029,521	0		7,970,607
Receivable for investments sold	0	8,718,959	0		8,718,959
Receivable for shares sold	115,480	288,030	0		403,510
Total assets	49,421,029	460,049,416	0		509,470,445
Liabilities:
Payable for investments purchased	0	15,335,749	0		15,335,749
Payable for shares redeemed	4,500	384,999	0		389,499
Payable for Directors'/Trustees' fees	0	1,487	0		1,487
Payable for distribution services fees	0	22,360	0		22,360
Payable for shareholder services fees	0	164,484	0		164,484
Income distribution payable	195,282	529,706	0		724,988
Accrued expenses	38,512	165,883	0		204,395
Total liabilities	238,294	16,604,668	0		16,842,962
Net Assets	$49,182,735	$443,444,748	$0		$492,627,483
Net Assets Consists of:
Paid-in capital	52,705,433	474,889,190	0		527,594,623
Net unrealized depreciation of investments	(1,105,639)	(10,712,722)	0		(11,818,361)
Accumulated net realized loss on investments, futures contracts and swap contracts	(2,417,059)	(20,662,831)	0		(23,079,890)
Undistributed (distributions in excess of) net investment income	0	(68,889)	0		(68,889)
Total Net Assets	$49,182,735	$443,444,748	$0		$492,627,483

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$49,182,735	$396,603,024	$0		$445,785,759
Class B Shares	-	15,104,577	0		15,104,577
Class C Shares	-	20,376,480	0		20,376,480
Class F Shares	-	11,360,667	0		11,360,667

Shares Outstanding
Class A Shares	4,969,970	42,125,851	256,676	(a)	47,352,497
Class B Shares	-	1,604,405	0		1,604,405
Class C Shares	-	2,164,591	0		2,164,591
Class F Shares	-	1,206,714	0		1,206,714

Net Asset Value Per Share
Class A Shares	$9.90	$9.41	0		$9.41
Class B Shares	-	$9.41	0		$9.41
Class C Shares	-	$9.41	0		$9.41

Class F Shares	-		$9.41		0	$9.41

Offering Price Per Share
Class A Shares	$10.37	(b)	$9.85	(b)	0	$9.85
Class B Shares	-		$9.41		0	$9.41
Class C Shares	-		$9.41		0	$9.41
Class F Shares	-		$9.51	(c)	0	$9.51

Redemption Proceeds Per Share
Class A Shares	$9.90		$9.41		0	$9.41
Class B Shares	-		$8.89	(d)	0	$8.89
Class C Shares	-		$9.32	(e)	0	$9.32
Class F Shares	-		$9.32	(e)	0	$9.32

Investments, at identified cost	$50,764,908		$454,642,434		$0	$505,407,342

a  Adjustment to reflect asset/share balance as a result of the reorganization
b  Computation of offering price per share:  100/95.50 of net asset value
c  Computation of offering price per share:  100/99 of net asset value
d Computation of redemption proceeds per shares: 94.50/100 of net asset value
e Computation of redemption proceeds per shares: 99/100 of net asset value

Federated North Carolina Fund
Federated Municipal Fund
Pro Forma Combining Statements of Operations
March 31, 2009 (unaudited)

					Federated
					Municipal
	Federated	Federated			Fund
	North Carolina	Municipal	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Interest	$2,722,718	$23,467,091	$0		$26,189,809
Expenses:
Investment advisory fee	207,923	2,388,575	71,218	(a)	2,667,716
Administrative personnel and services fee	149,828	346,261	(109,327	)(b)	386,762
Custodian fees	3,254	23,353	(6,197	)(c)	20,410
Transfer and dividend disbursing agent fees and expenses	29,055	303,934	(455	)(d)	332,534
Directors'/Trustees' fees	2,164	16,358	(5,522	)(e)	13,000
Auditing fees	20,196	23,300	(19,996	)(f)	23,500
Legal fees	9,996	10,767	(10,763	)(g)	10,000
Portfolio accounting fees	78,491	162,484	(82,388	)(h)	158,587
Distribution services fee - Class A Shares	34,203	0	(34,203	)(i)	0
Distribution services fee - Class B Shares	0	122,270	0		122,270
Distribution services fee - Class C Shares	0	130,906	0		130,906
Shareholder services fees - Class A Shares	128,583	980,148	99,364	(j)	1,208,095
Shareholder services fees - Class B Shares	0	40,757	0		40,757
Shareholder services fees - Class C Shares	0	43,264	0		43,264
Shareholder services fees - Class F Shares	0	16,736	0		16,736
Account administration fee - Class A Shares	124	11,653	0		11,777
Share registration costs	18,658	77,372	(34,030	)(k)	62,000
Printing and postage	21,026	50,886	(27,895	)(l)	44,017
Insurance premiums	4,176	3,091	(1,267	)(m)	6,000
Taxes	0	31,768	5,432	(n)	37,200
Miscellaneous	874	10,884	(258	)(o)	11,500
Total expenses	708,551	4,794,767	(156,287)		5,347,031
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee	(207,923)	(46,945)	254,868	(p)	0
Waiver of administrative personnel and services fee	(24,451)	(8,186)	23,494	(q)	(9,143)
Reduction of custodian fees	(329)	(298)	0		(627)
Waiver of distribution services fee - Class A Shares	(34,203)	0	34,203	(r)	0
Reimbursement of shareholder services fee - Class A Shares	0	(543,250)	(33,286	)(s)	(576,536)
Reimbursement of shareholder services fee - Class F Shares	0	(8,149)	650	(t)	(7,499)
Reimbursement of other operating expenses	(28,912)	0	28,912	(u)	0
Total Waivers, Reduction and Reimbursements	(295,818)	(606,828)	308,841		(593,805)
Net Expenses	412,733	4,187,939	152,554		4,753,226
Net Investment Income	$2,309,985	$19,279,152	$(152,554)		$21,436,583
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:

Net realized loss on investments	(1,499,059)	(14,009,793)	0	(15,508,852)
Net realized gain on futures contracts	0	46,824	0	46,824
Net realized loss on swap contracts	(45,500)	(1,480,116)	0	(1,525,616)
Net change in unrealized appreciation (depreciation) of investments	(1,396,555)	(12,200,476)	0	(13,597,031)
Net change in unrealized appreciation (depreciation) of swap contracts	0	50,852	0	50,852
Net realized and unrealized loss on investments, futures contracts and swap contracts	(2,941,114)	(27,592,709)	0	(15,024,971)
Change in net assets resulting from operations	$(631,129)	$(8,313,557)	$(152,554)	$6,411,612

(See Notes to Pro Forma Financial Statements)

Federated North Carolina Fund
Federated Municipal Fund
Notes to Pro Forma Financial Statements
For the Year Ended March 31, 2009 (unaudited)

Note 1. Description of the Fund

Federated North Carolina Municipal Income Fund (the “Portfolio” or “Federated North Carolina Fund”), is a series of Federated Municipal Securities Income Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Portfolio is a non-diversified portfolio offering one class of shares: Class A Shares.

Federated Municipal Securities Fund, Inc. (the “Acquiring Fund” or “Federated Municipal Fund”), is registered under the Act as an open-end management investment company.  The Acquiring Fund is a diversified portfolio offering four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Class F Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated North Carolina Fund and Federated Municipal Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended March 31, 2009.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund.  Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the Acquiring Fund, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended March 31, 2009, Federated North Carolina Fund and Federated Municipal Fund would have paid investment advisory fees computed at the annual rate of 0.40% and 0.54%, respectively, as a percentage of average daily net assets.

The Federated North Carolina Fund and Federated Municipal Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Agreement and Plan of Reorganization to be entered into between the Federated Municipal Fund and Federated Municipal Securities Income Trust, on behalf of its portfolio, the Federated North Carolina Fund.

The Federated North Carolina Fund will pay the following direct proxy expenses relating to its participation in its Reorganization: (a) cost of printing and mailing of proxy materials (i.e., the prospectus/proxy statement and other materials used in connection with the special meeting of shareholders); and (b) the cost of processing, soliciting and tabulating the vote of its shareholders in connection with the special meeting.  The Federated Municipal Fund shall bear expenses associated with the qualification of the Federated Municipal Fund’s shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, Federated North Carolina Fund or Federated Municipal Fund may incur transaction expenses associated with the purchase and sale of portfolio securities.

Federated Investment Management Company, or its affiliates, will pay all remaining expenses associated with the Federated Municipal Fund’s and Federated North Carolina Fund’s participation in the Reorganization.  Such other expenses may include, without limitation:  (a) expenses associated with the preparation and filing of the proxy materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.

Note 3. Portfolio Valuation

In calculating its net asset value (“NAV”), each Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

If each Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors/Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors/Trustees.

The Directors/Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources.  If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Directors/Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 5,226,646 Class A Shares of Federated Municipal Fund in exchange for 4,969,970 Class A Shares of  Federated North Carolina Fund which would have been outstanding at March 31, 2009 in connection with the proposed reorganization, assuming the Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Municipal Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income.  Accordingly, no provision for federal income tax is necessary.  Each Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”.  As of and during the year ended March 31, 2009, the Funds did not have a liability for any uncertain tax positions.  The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.  As of March 31, 2009, tax years 2006 through 2009 remain subject to examination by Federated Municipal Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania, and for Federated North Carolina Fund tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(d)
Federated Investment Management Company (“FIMCO”) serves as investment adviser to each Fund.  The advisory agreement between Federated North Carolina Fund and FIMCO provides for an annual fee equal to 0.40% of the average daily net assets of the Fund.  The advisory agreement between Federated Municipal Fund and FIMCO provides for an annual fee equal to : (a) 0.30% of the average daily net assets of  Federated Municipal Fund; and (b) 4.50% of its gross income, excluding capital gains or losses.  An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.30% of the average daily net assets of Federated Municipal Pro Forma Combined Fund plus 4.50% of its gross income.

The Advisor may voluntarily choose to waive a portion of its fee.  The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

(e)
Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides each Fund with certain administrative personnel and services necessary to operate the funds. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.    An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Municipal Pro Forma Combined Fund’s average daily net assets.

(f)	Adjustment to reflect custodian fees due to the combining of two portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(v)
Adjustment to reflect transfer and dividend disbursing agent fees and expenses due to the combining of two portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(w)	Adjustment to reflect Directors’/Trustees’ fees due to the combining of two portfolios into one.

(x)	Adjustment to reflect auditing fees due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(y)	Adjustment to reflect legal fees due to the combining of two portfolios into one.

(z)	Adjustment to reflect portfolio accounting fees due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(aa)
Adjustment to reflect distribution services fees resulting from the exchange of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of Federated Municipal Fund.

(bb)
Adjustment to reflect shareholder services fees resulting from the exchange of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of Federated Municipal Fund ..

(cc)	Adjustment to reflect share registration costs due to the combining of two portfolios into one.

(dd)	Adjustment to reflect printing and postage due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(ee)	Adjustment to reflect insurance premiums due to the combining of two portfolios into one.

(ff)	Adjustment to reflect tax expense due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund, a Maryland corporation.

(gg)	Adjustment to reflect miscellaneous expense due to the combining of two portfolios into one.

(hh)	Adjustment to reflect the anticipated waiver of investment advisory fees needed to maintain the voluntary expense caps of the Federated Municipal Fund.

(ii)
Adjustment to reflect the voluntary waiver of administrative personnel and services fee due to the combining of two portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(jj)	Adjustment to reflect the anticipated waiver of distribution services fees based upon the current expense structure of the Federated Municipal Fund.

(kk)
Adjustment to reflect the reimbursement of shareholder services fees for Class A Shares based on average daily net assets and the current expense structure of the Federated Municipal Pro Forma Combined Fund.

(ll)
Adjustment to reflect the reimbursement of shareholder services fees necessary for Class F Shares to maintain its voluntary expense cap based on the average daily net assets and expense structure of the Federated Municipal  Pro Forma Combined Fund.

(mm)	Adjustment to reflect the anticipated reimbursement of other operating expenses needed to maintain the voluntary expense caps of the Federated Municipal Fund.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED MARCH 31, 2009 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated California Municipal Income Fund (“Federated California Fund”), Federated North Carolina Municipal Income Fund (“Federated North Carolina Fund”), and Federated  Municipal Securities Fund, Inc. (“Federated Municipal Fund”)  (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended March 31, 2009.  It is anticipated that both Federated California Fund and Federated North Carolina Fund will be reorganized into Federated Municipal Fund (the “Acquiring Fund”) as of the close of business on or about December 4, 2009.    For the purposes of these Pro Forma Financial Statements, the financial information covers the period from April 1, 2008 to March 31, 2009.   These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Class B Shares of Federated California Fund for Class A Shares and Class B Shares of Federated Municipal Fund, respectively, and of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund.   Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement and expenses for the Acquiring Fund.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.

Federated California Fund
Federated North Carolina Fund
Federated Municipal Fund
Pro Forma Combining Portfolio of Investments
March 31, 2009 (unaudited)

	Federated					Federated
Federated California	North Carolina	Federated			Federated California	North Carolina	Federated
		Municipal					Municipal
Fund	Fund	Fund	Pro Forma Combined		Fund	Fund	Fund	Pro Forma Combined

	Principal Amount					Value
MUNICIPAL BONDS - 98.1%
Alabama - 0.8%
$0	$0	$1,400,000	$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$0	$0	$1,646,274	$1,646,274
0	0	2,000,000	2,000,000	Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	0	0	1,792,460	1,792,460
0	0	1,000,000	1,000,000	Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	0	0	1,048,660	1,048,660
					0	0	4,487,394	4,487,394
Arizona - 1.7%
0	0	1,000,000	1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	0	0	1,089,480	1,089,480
0	0	155,000	155,000	Cochise County, AZ USD No. 68, UT GO Refunding Bonds, 7.50% (FGIC & MBIA Insurance Corp. INS), 7/1/2010	0	0	165,881	165,881

0	0	365,000	365,000	Flagstaff, AZ Street and Highway, Revenue Bonds, 7.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2009	0	0	370,234	370,234
0	0	2,000,000	2,000,000	Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	0	0	2,137,320	2,137,320
0	0	560,000	560,000	Pima County, AZ USD No. 1, UT GO Bonds (Series E), 6.75% (FGIC & MBIA Insurance Corp. INS), 7/1/2011	0	0	615,686	615,686
0	0	4,000,000	4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	0	0	3,954,880	3,954,880
0	0	1,810,000	1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	0	0	1,294,168	1,294,168
					0	0	9,627,649	9,627,649
Arkansas - 0.3%
0	0	1,000,000	1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	0	0	1,005,350	1,005,350
0	0	375,000	375,000	North Little Rock, AR Electric Authority, Revenue Refunding Bonds (Series A), 6.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.56%), 7/1/2015	0	0	416,872	416,872
					0	0	1,422,222	1,422,222
California - 19.4%
500,000	0	0	500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds (Series 2007), 5.00% (Hamlin School), 8/1/2037	305,635	0	0	305,635
500,000	0	0	500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	379,790	0	0	379,790

500,000	0	0	500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA, Inc. INS), 9/1/2016	567,230	0	0	567,230
1,000,000	0	0	1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	992,850	0	0	992,850
500,000	0	0	500,000	Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance, Inc. INS), 10/1/2023	437,735	0	0	437,735
590,000	0	0	590,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	446,937	0	0	446,937
1,000,000	0	0	1,000,000	Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC Assurance Corporation INS), 9/2/2034	734,880	0	0	734,880
500,000	0	0	500,000	California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	449,820	0	0	449,820
750,000	0	0	750,000	California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	472,252	0	0	472,252
1,000,000	0	0	1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	958,020	0	0	958,020
1,000,000	0	0	1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the Pacific), 11/1/2036	773,020	0	0	773,020
140,000	0	0	140,000	California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC Assurance Corporation INS), 4/1/2028	128,173	0	0	128,173

425,000	0	0	425,000	California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	391,748	0	0	391,748
425,000	0	0	425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	423,997	0	0	423,997
500,000	0	0	500,000	California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036	404,755	0	0	404,755
1,000,000	0	0	1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	826,050	0	0	826,050
500,000	0	0	500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	499,340	0	0	499,340
1,000,000	0	0	1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	890,460	0	0	890,460
1,000,000	0	0	1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	862,290	0	0	862,290
1,000,000	0	0	1,000,000	California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	967,040	0	0	967,040

1,000,000	0	0	1,000,000	[1,2] California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	834,780	0	0	834,780
750,000	0	0	750,000	[1,2] California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	688,747	0	0	688,747
700,000	0	0	700,000	California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	664,496	0	0	664,496
1,000,000	0	0	1,000,000	California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014	999,090	0	0	999,090
20,000	0	0	20,000	California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, Series 1998 B-4, 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	20,230	0	0	20,230
0	0	2,665,000	2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	0	0	2,716,354	2,716,354
0	0	1,000,000	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	0	0	1,005,850	1,005,850
950,000	0	0	950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(MBIA Insurance Corp. INS), 3/1/2032	776,597	0	0	776,597
15,000	0	0	15,000	California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	14,426	0	0	14,426
0	0	5,000,000	5,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	0	0	4,745,400	4,745,400

1,000,000	0	0	1,000,000	California State, UT GO Bonds (Series 2008), 5.125%, 4/1/2033	889,460	0	0	889,460
0	0	1,000,000	1,000,000	California State, UT GO Bonds, 5.00%, 2/1/2023	0	0	969,540	969,540
0	0	170,000	170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	0	0	168,759	168,759
0	0	3,000,000	3,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	0	0	2,943,630	2,943,630
0	0	2,000,000	2,000,000	California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	0	0	1,942,160	1,942,160
0	0	4,000,000	4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	0	0	3,995,280	3,995,280
20,000	0	0	20,000	California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,280	0	0	20,280
0	0	5,000,000	5,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	0	0	4,305,750	4,305,750
1,000,000	0	0	1,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	981,210	0	0	981,210
2,000,000	0	0	2,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	1,722,300	0	0	1,722,300
1,000,000	0	0	1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,052,560	0	0	1,052,560
1,000,000	0	0	1,000,000	California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(FSA, Inc. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,023,510	0	0	1,023,510
475,000	0	0	475,000	[1] California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	352,170	0	0	352,170
1,000,000	0	0	1,000,000	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	638,520	0	0	638,520
500,000	0	0	500,000	[1] California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	350,640	0	0	350,640

1,000,000	0	0	1,000,000	California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC Assurance Corporation INS), 6/1/2030	853,170	0	0	853,170
0	0	1,495,000	1,495,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	0	0	1,534,662	1,534,662
0	0	1,930,000	1,930,000	California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	0	0	1,983,789	1,983,789
500,000	0	0	500,000	Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original Issue Yield: 5.33%), 9/1/2036	325,465	0	0	325,465
1,000,000	0	0	1,000,000	Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2037	729,880	0	0	729,880
250,000	0	0	250,000	Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	229,960	0	0	229,960
425,000	0	0	425,000	[1] Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	299,464	0	0	299,464
0	0	1,000,000	1,000,000	Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	0	0	933,390	933,390
1,000,000	0	0	1,000,000	El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	997,840	0	0	997,840

1,000,000	0	0	1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	715,900	0	0	715,900
1,000,000	0	0	1,000,000	Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	903,870	0	0	903,870
1,800,000	0	0	1,800,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,006,722	0	0	1,006,722
2,000,000	0	0	2,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,351,340	0	0	2,351,340
1,000,000	0	0	1,000,000	Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC Assurance Corporation INS), 8/1/2016	1,030,750	0	0	1,030,750
275,000	0	0	275,000	Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In Treasuries COL), 8/1/2011	291,626	0	0	291,626
500,000	0	0	500,000	Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.00% (Original Issue Yield: 5.10%), 9/2/2030	371,145	0	0	371,145
1,000,000	0	0	1,000,000	Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 9/1/2034	800,940	0	0	800,940
845,000	0	0	845,000	Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (Syncora Guarantee, Inc. INS), 12/1/2023	768,730	0	0	768,730

1,000,000	0	0	1,000,000	Lindsay, CA Redevelopment Agency, Refunding Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance, Inc. INS), 8/1/2025	896,140	0	0	896,140
500,000	0	0	500,000	Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	373,545	0	0	373,545
1,000,000	0	0	1,000,000	Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds , 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,012,420	0	0	1,012,420
1,000,000	0	0	1,000,000	Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.00%, 8/1/2026	1,008,840	0	0	1,008,840
1,000,000	0	0	1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	963,140	0	0	963,140
0	0	1,000,000	1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	0	0	956,400	956,400
0	0	1,110,000	1,110,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	0	0	1,043,911	1,043,911
2,000,000	0	0	2,000,000	Los Angeles, CA Unified School District, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	1,949,500	0	0	1,949,500
1,000,000	0	0	1,000,000	Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,029,860	0	0	1,029,860
0	0	1,500,000	1,500,000	Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	0	0	1,399,425	1,399,425
500,000	0	0	500,000	Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	395,430	0	0	395,430

500,000	0	0	500,000	Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	305,560	0	0	305,560
1,000,000	0	0	1,000,000	Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	1,008,020	0	0	1,008,020
500,000	0	0	500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	467,505	0	0	467,505
1,000,000	0	0	1,000,000	Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC and MBIA Insurance Corp. INS)/(Original Issue Yield: 5.78%), 11/1/2020	984,850	0	0	984,850
600,000	0	1,350,000	1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	451,464	0	1,015,794	1,467,258
1,000,000	0	0	1,000,000	Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	951,900	0	0	951,900
0	0	6,000,000	6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	0	0	6,060,720	6,060,720
500,000	0	0	500,000	Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	317,205	0	0	317,205
0	0	2,400,000	2,400,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	0	0	1,491,168	1,491,168
0	0	3,000,000	3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	0	0	1,960,470	1,960,470

1,000,000	0	0	1,000,000	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA Collateralized Home Mortgage Program GTD), 12/20/2041	1,054,800	0	0	1,054,800
349,000	0	0	349,000	[3] San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	178,486	0	0	178,486
1,000,000	0	0	1,000,000	San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,000,000	0	0	1,000,000
300,000	0	0	300,000	San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	224,691	0	0	224,691
200,000	0	0	200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	205,222	0	0	205,222
400,000	0	0	400,000	San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	374,808	0	0	374,808
0	0	125,000	125,000	San Francisco, CA City and County, UT GO Bonds (Series A), 4.10% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.20%), 6/15/2020	0	0	125,270	125,270
1,000,000	0	0	1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	999,200	0	0	999,200
1,000,000	0	0	1,000,000	Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	996,200	0	0	996,200
1,000,000	0	0	1,000,000	South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA Inc. INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,025,800	0	0	1,025,800

0	0	3,000,000	3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	0	0	3,033,240	3,033,240
400,000	0	0	400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	472,600	0	0	472,600
1,000,000	0	0	1,000,000	Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	894,080	0	0	894,080
1,000,000	0	0	1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,036,370	0	0	1,036,370
0	0	1,000,000	1,000,000	Tustin, CA USD, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	0	0	907,250	907,250
1,000,000	0	0	1,000,000	University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,029,780	0	0	1,029,780
0	0	1,500,000	1,500,000	University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	0	0	1,558,845	1,558,845
	0	1,575,000	1,575,000	University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	0	0	1,784,790	1,784,790
1,000,000	0	0	1,000,000	Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	1,030,240	0	0	1,030,240
1,000,000	0	0	1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	835,870	0	0	835,870

410,000	0	0	410,000	Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	443,157	0	0	443,157
1,000,000	0	0	1,000,000	West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (Syncora Guarantee, Inc. INS), 9/1/2026	820,490	0	0	820,490
					59,355,013	0	48,581,847	107,936,860
Colorado - 1.1%
0	0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	0	0	530,313	530,313
0	0	710,000	710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	0	0	613,760	613,760
0	0	1,590,000	1,590,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	0	0	1,626,777	1,626,777
0	0	125,000	125,000	Douglas County, CO School District, UT GO Bonds (Series A), 8.00% (MBIA Insurance Corp. INS), 12/15/2009	0	0	131,367	131,367
0	0	4,000,000	4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	0	0	3,200,600	3,200,600
					0	0	6,102,817	6,102,817
Connecticut - 0.3%
0	0	1,375,000	1,375,000	Connecticut State, UT GO Bonds (Series 2009A), 5.00%, 2/15/2029	0	0	1,417,075	1,417,075

District of Columbia - 1.2%
0	0	3,000,000	3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children’s Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	0	0	2,744,970	2,744,970
0	0	2,440,000	2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	0	0	2,348,158	2,348,158
0	0	1,310,000	1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.) /(AMBAC INS), 7/1/2016	0	0	1,391,233	1,391,233
0	0	100,000	100,000	District of Columbia, UT GO Bonds, 6.50% (MBIA Insurance Corp. INS), 6/1/2009	0	0	100,763	100,763
0	0	100,000	100,000	District of Columbia, UT GO Refunding Bonds, 6.50% (Escrowed In Treasuries COL), 6/1/2009	0	0	101,016	101,016
					0	0	6,686,140	6,686,140
Florida - 4.6%
0	0	1,000,000	1,000,000	Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	0	0	848,050	848,050
0	0	665,000	665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	0	0	875,373	875,373
0	0	4,335,000	4,335,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	0	0	4,936,785	4,936,785
0	0	3,000,000	3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	0	0	3,745,980	3,745,980

0	0	500,000	500,000	Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	0	0	558,410	558,410
0	0	5,000,000	5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	0	0	4,731,850	4,731,850
0	0	1,000,000	1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC & MBIA Insurance Corp. INS), 7/1/2013	0	0	1,055,710	1,055,710
0	0	1,060,000	1,060,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	0	0	1,266,064	1,266,064
0	0	5,000,000	5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	0	0	4,973,100	4,973,100
0	0	500,000	500,000	Polk County, FL School Board, COP (Series A), 5.00% (FSA INS), 1/1/2020	0	0	504,935	504,935
0	0	1,870,000	1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	0	0	1,803,634	1,803,634
0	0	100,000	100,000	Village Center Community Development District, FL, Revenue Refunding Bond (Series A), 5.50% (MBIA Insurance Corp. INS), 11/1/2013	0	0	107,164	107,164
					0	0	25,407,055	25,407,055
Georgia - 2.6%
0	0	5,000,000	5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008)5.625% (Original Issue Yield: 5.78%), 1/1/2033	0	0	5,203,150	5,203,150
0	0	2,000,000	2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	0	0	1,788,240	1,788,240

0	0	1,000,000	1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	0	0	1,059,290	1,059,290
0	0	1,000,000	1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	0	0	1,046,390	1,046,390
0	0	3,000,000	3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	0	0	3,040,980	3,040,980
0	0	2,000,000	2,000,000	Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.) /(United States Treasury PRF 10/1/2009@102), 10/1/2019	0	0	2,102,620	2,102,620
					0	0	14,240,670	14,240,670
Hawaii - 0.4%
0	0	2,000,000	2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (FSA INS), 3/1/2025	0	0	2,070,580	2,070,580
Illinois - 3.0%
0	0	235,000	235,000	Bensenville IL, UT GO Bonds (Series D), 4.40% (Syncora Guarantee, Inc. INS), 12/1/2017	0	0	240,311	240,311
0	0	355,000	355,000	Chicago, IL Board of Education, COP (Series A), 6.25% (MBIA Insurance Corp. INS), 1/1/2011	0	0	382,083	382,083
0	0	3,000,000	3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	0	0	2,955,690	2,955,690
0	0	3,000,000	3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	0	0	3,026,970	3,026,970
0	0	2,000,000	2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	0	0	2,009,580	2,009,580
0	0	50,000	50,000	Cook County, IL, UT GO Refunding Bonds (Series B), 5.00% (FGIC & MBIA Insurance Corp. INS), 11/15/2009	0	0	51,280	51,280
0	0	1,330,000	1,330,000	Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A)5.625%, 12/1/2032	0	0	1,190,230	1,190,230

0	0	100,000	100,000	Illinois Department Central Management Services, COP, 6.15% (Original Issue Yield: 6.20%), 7/1/2013	0	0	101,335	101,335
0	0	250,000	250,000	Illinois Educational Facilities Authority, Revenue Bonds, 5.50% (Depaul University)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.64%), 10/1/2020	0	0	269,680	269,680
0	0	2,145,000	2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	0	0	2,080,157	2,080,157
0	0	450,000	450,000	Illinois State, UT GO Bonds, 5.25%, 10/1/2018	0	0	485,343	485,343
0	0	310,000	310,000	Joliet, IL Junior College Assistance Corp., Revenue Bonds, 6.70% (Original Issue Yield: 6.78%), 9/1/2012	0	0	337,376	337,376
0	0	400,000	400,000	Kane County, IL School District No. 129, UT GO Bonds (Series A), 6.50% (MBIA Insurance Corp. INS), 2/1/2010	0	0	415,996	415,996
0	0	500,000	500,000	Madison & St. Clair Counties, IL School District Number 10, UT GO Bonds, 5.25% (United States Treasury PRF 2/1/2012@100), 2/1/2018	0	0	555,305	555,305
0	0	500,000	500,000	Marion, IL, UT GO Refunding Bonds, 5.375% (United States Treasury PRF 9/15/2011@101), 9/15/2021	0	0	557,195	557,195
0	0	500,000	500,000	McHenry County, IL, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 1/15/2011@100), 1/15/2021	0	0	538,670	538,670
0	0	125,000	125,000	Posen, IL, UT GO Bonds, 4.20% (MBIA Insurance Corp. INS), 12/1/2017	0	0	129,920	129,920
0	0	130,000	130,000	Posen, IL, UT GO Bonds, 4.30% (MBIA Insurance Corp. INS), 12/1/2018	0	0	134,494	134,494
0	0	140,000	140,000	Posen, IL, UT GO Bonds, 4.40% (MBIA Insurance Corp. INS), 12/1/2019	0	0	144,241	144,241
0	0	150,000	150,000	Southwestern Illinois Development Authority, Revenue Bonds, 4.25% (FSA INS), 2/1/2027	0	0	133,815	133,815

0	0	200,000	200,000	Southwestern, IL Development Authority, Revenue Bonds, 4.95% (FGIC & MBIA Insurance Corp. INS), 1/1/2020	0	0	201,746	201,746
0	0	175,000	175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	0	0	192,087	192,087
0	0	400,000	400,000	University of Illinois, COP (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	0	0	441,392	441,392
0	0	180,000	180,000	Western, IL University, Revenue Bonds, 4.00% (MBIA Insurance Corp. INS), 4/1/2018 TOTAL	0	0	179,435	179,435
					0	0	16,754,331	16,754,331
Indiana - 2.6%
0	0	25,000	25,000	Attica Independent Elementary School Building Corp., First Mortgage Revenue Bonds, 4.00% (Syncora Guarantee, Inc. INS), 7/15/2018	0	0	24,838	24,838
0	0	375,000	375,000	Blue River Valley Independent School Building Corp., First Mortgage Revenue Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 1/15/2023	0	0	383,374	383,374
0	0	100,000	100,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.25% (FSA INS), 1/15/2022	0	0	98,520	98,520
0	0	60,000	60,000	Carmel Independent 2002 School Building Corp., First Mortgage Revenue Bonds, 4.30% (FSA INS), 1/15/2023	0	0	58,647	58,647
0	0	750,000	750,000	Center Grove IN 2000 Building Corp., First Mortgage Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 7/15/2021	0	0	825,037	825,037
0	0	115,000	115,000	Evansville, IN Industrial Waterworks, UT GO Refunding Bonds, 4.00% (AMBAC INS)/(Original Issue Yield: 4.05%), 1/1/2017	0	0	117,650	117,650
0	0	25,000	25,000	Indiana Bond Bank, Revenue Bonds (Series A), 9.75% (Escrowed In Treasuries COL)/(Original Issue Yield: 9.884%), 8/1/2009	0	0	25,693	25,693

0	0	1,000,000	1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	0	0	979,150	979,150
0	0	2,200,000	2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	0	0	1,841,620	1,841,620
0	0	1,005,000	1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, 1/1/2018	0	0	1,029,281	1,029,281
0	0	1,500,000	1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	0	0	1,800,915	1,800,915
0	0	100,000	100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	0	0	124,568	124,568
0	0	4,000,000	4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	0	0	4,376,640	4,376,640
0	0	250,000	250,000	Indianapolis, IN Local Public Improvement Bond Bank, Revenue Refunding Bonds (Series A), 6.50%, 1/1/2013	0	0	282,317	282,317
0	0	110,000	110,000	Marion County, IN Convention and Recreational Facilities Authority, Revenue Refunding Bond (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 6/1/2021	0	0	109,963	109,963
0	0	200,000	200,000	Porter County, IN Jail Building Corp., Revenue Bonds, 5.875% (United States Treasury PRF 7/15/2009@101)/(Original Issue Yield: 5.90%), 7/15/2018	0	0	205,160	205,160

0	0	2,000,000	2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	0	0	1,358,760	1,358,760
0	0	500,000	500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	0	0	550,385	550,385
					0	0	14,192,518	14,192,518
Kansas - 0.4%
0	0	1,010,000	1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	0	0	799,476	799,476
0	0	1,150,000	1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	0	0	1,306,343	1,306,343
					0	0	2,105,819	2,105,819
Kentucky - 0.6%
0	0	3,000,000	3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	0	0	3,148,170	3,148,170
Louisiana - 0.3%
0	0	505,000	505,000	Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	0	0	477,821	477,821
0	0	250,000	250,000	New Orleans, LA, UT GO Refunding Bonds, 5.50% (FGIC INS), 12/1/2013	0	0	252,970	252,970
0	0	1,500,000	1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	0	0	1,041,195	1,041,195
					0	0	1,771,986	1,771,986

Massachusetts - 1.2%
0	0	170,000	170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	0	0	178,311	178,311
0	0	1,000,000	1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	0	0	1,161,280	1,161,280
0	0	4,550,000	4,550,000	Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	0	0	3,389,750	3,389,750
0	0	960,000	960,000	Massachusetts Water Resources Authority, General Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.09%), 8/1/2039	0	0	943,738	943,738
0	0	1,000,000	1,000,000	Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	0	0	1,057,850	1,057,850
					0	0	6,730,929	6,730,929
Michigan - 2.5%
0	0	3,560,000	3,560,000	Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	0	0	3,104,106	3,104,106
0	0	4,000,000	4,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	0	0	3,138,160	3,138,160
0	0	1,000,000	1,000,000	Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC & MBIA Insurance Corp. INS), 5/1/2018	0	0	1,018,040	1,018,040
0	0	1,500,000	1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	0	0	1,407,345	1,407,345
0	0	1,000,000	1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	0	0	891,730	891,730

0	0	2,900,000	2,900,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	0	0	2,707,701	2,707,701
0	0	500,000	500,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	0	0	550,645	550,645
0	0	750,000	750,000	Rochester, MI Community School District, UT GO Bonds (Series I), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019	0	0	790,800	790,800
					0	0	13,608,527	13,608,527
Mississippi - 1.7%
0	0	1,000,000	1,000,000	Jackson, MS Water & Sewer System, Revenue Bonds, 5.25% (United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.41%), 9/1/2020	0	0	1,020,210	1,020,210
0	0	8,000,000	8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	0	0	8,372,800	8,372,800
					0	0	9,393,010	9,393,010
Missouri - 0.2%
0	0	1,335,000	1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035 962,975	0	0	962,975	962,975
0	0	100,000	100,000	Stone County Missouri Reorganized School District, UT GO Refunding Bonds, 7.60% (MBIA Insurance Corp. INS), 3/1/2010	0	0	105,571	105,571
					0	0	1,068,546	1,068,546
Nebraska - 0.3%
0	0	2,000,000	2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B)5.00% (Original Issue Yield: 5.15%), 1/1/2033	0	0	1,919,320	1,919,320
Nevada - 1.2%
0	0	4,000,000	4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	0	0	3,908,520	3,908,520
0	0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series A), 7.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.05%), 6/1/2010	0	0	528,405	528,405

0	0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series B), 5.50% (United States Treasury PRF 6/15/2009@100), 6/15/2013	0	0	505,240	505,240
0	0	500,000	500,000	Clark County, NV School District, UT GO Bonds (Series C), 5.00% (United States Treasury PRF 6/15/2012@100)/(Original Issue Yield: 5.15%), 6/15/2022	0	0	557,975	557,975
0	0	1,000,000	1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	0	0	894,650	894,650
0	0	245,000	245,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	0	0	98,088	98,088
0	0	585,000	585,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	0	0	233,432	233,432
0	0	125,000	125,000	Washoe County, NV, LT GO Bonds (Series B), 5.00% (AMBAC INS), 5/1/2022	0	0	129,853	129,853
					0	0	6,856,163	6,856,163
New Hampshire - 0.3%
0	0	1,685,000	1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	0	0	1,498,656	1,498,656
New Mexico - 0.9%
0	0	2,000,000	2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	0	0	2,026,740	2,026,740
0	0	3,000,000	3,000,000	University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	0	0	2,977,740	2,977,740
					0	0	5,004,480	5,004,480

New York - 7.5%
0	0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	0	0	1,804,740	1,804,740
0	0	2,000,000	2,000,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	0	0	2,064,720	2,064,720
0	0	3,080,000	3,080,000	New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	0	0	3,112,494	3,112,494
0	0	4,000,000	4,000,000	New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 0.850% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	0	0	2,933,920	2,933,920
0	0	3,970,000	3,970,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	0	0	3,889,608	3,889,608
0	0	3,000,000	3,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	0	0	2,968,830	2,968,830
0	0	270,000	270,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.75% (Original Issue Yield: 5.90%), 6/15/2040	0	0	284,264	284,264
0	0	4,000,000	4,000,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	0	0	4,034,360	4,034,360
0	0	5,000,000	5,000,000	New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	0	0	5,350,350	5,350,350

0	0	1,060,000	1,060,000	New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	0	0	1,080,522	1,080,522
0	0	2,000,000	2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	0	0	2,007,120	2,007,120
0	0	2,500,000	2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	0	0	2,577,375	2,577,375
0	0	1,015,000	1,015,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	0	0	1,187,063	1,187,063
0	0	1,985,000	1,985,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	0	0	2,187,887	2,187,887
0	0	2,000,000	2,000,000	[1,2]Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.278%, 5/15/2016	0	0	2,013,320	2,013,320
0	0	4,000,000	4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	0	0	3,875,520	3,875,520
					0	0	41,372,093	41,372,093
North Carolina - 8.7%
0	500,000	0	500,000	Albemarle, NC Hospital Authority, Health Care Facilities Revenue & Refunding Bonds (Series 2007), 5.25%, 10/1/2038	0	343,865	0	343,865
0	1,190,000	0	1,190,000	Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF 7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025	0	1,277,989	0	1,277,989

0	835,000	0	835,000	Asheville, NC Housing Authority, MFH Revenue Bonds , 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	0	855,700	0	855,700
0	500,000	0	500,000	Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026	0	531,700	0	531,700
0	1,000,000	0	1,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	0	1,014,840	0	1,014,840
0	1,000,000	0	1,000,000	Charlotte, NC Airport, Revenue Bonds, Series B, 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	0	1,008,580	0	1,008,580
0	1,000,000	0	1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	0	1,029,790	0	1,029,790
0	335,000	0	335,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	0	389,427	0	389,427
0	500,000	0	500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	0	460,105	0	460,105
0	500,000	0	500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	0	506,600	0	506,600
0	500,000	0	500,000	Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	0	357,525	0	357,525
0	500,000	0	500,000	Craven County, NC, COP (Series 2007), 5.00% (MBIA Insurance Corp. INS), 6/1/2027	0	490,030	0	490,030
0	530,000	0	530,000	Durham, NC, Refunding UT GO Bonds, 5.00%, 4/1/2020	0	590,452	0	590,452
0	1,000,000	0	1,000,000	Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	0	1,057,620	0	1,057,620

0	1,000,000	0	1,000,000	Forsyth County, NC, GO School Bonds (Series 2008), 4.375% (Original Issue Yield: 4.45%), 5/1/2027	0	997,120	0	997,120
0	500,000	0	500,000	Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (FSA Inc. INS), 11/1/2025	0	512,690	0	512,690
0	1,000,000	0	1,000,000	Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	0	724,040	0	724,040
0	800,000	0	800,000	High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (FSA, Inc. INS), 11/1/2028	0	806,632	0	806,632
0	1,000,000	0	1,000,000	High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (United States Treasury PRF 6/1/2010@102)/(Original Issue Yield: 5.67%), 6/1/2018	0	1,077,100	0	1,077,100
0	500,000	0	500,000	Iredell County, NC, COP (Series 2008), 5.125% (FSA Inc. INS)/(Original Issue Yield: 5.13%), 6/1/2027	0	509,675	0	509,675
0	500,000	0	500,000	Johnston Memorial Hospital Authority, NC, FHA Insured Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA Inc. INS), 10/1/2024	0	482,630	0	482,630
0	0	1,660,000	1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS) 10/1/2036	0	0	1,461,016	1,461,016
0	1,000,000	0	1,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	0	998,400	0	998,400

0	500,000	0	500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	0	505,105	0	505,105
0	500,000	0	500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	0	509,205	0	509,205
0	495,000	0	495,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	0	500,549	0	500,549
0	385,000	0	385,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	0	386,301	0	386,301
0	260,000	0	260,000	North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA, Inc. INS), 10/1/2024	0	251,170	0	251,170
0	500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	0	556,530	0	556,530
0	250,000	0	250,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	0	185,675	0	185,675
0	1,500,000	0	1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	0	1,120,515	0	1,120,515
0	500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	0	569,880	0	569,880

0	500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 7.00%), 10/1/2021	0	547,085	0	547,085
0	500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	0	382,170	0	382,170
0	470,000	0	470,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	0	288,589	0	288,589
0	1,000,000	0	1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	0	942,760	0	942,760
0	250,000	0	250,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	0	239,817	0	239,817
0	200,000	0	200,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	0	189,992	0	189,992
0	1,205,000	0	1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A) , 5.25% (Cleveland Community Healthcare)/(AMBAC Assurance Corporation INS), 7/1/2021	0	1,107,636	0	1,107,636
0	1,230,000	0	1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds , 5.50% (Hugh Chatham Memorial Hospital )/(Radian Asset Assurance, Inc. INS), 10/1/2019	0	1,175,228	0	1,175,228

0	625,000	0	625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds , 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	0	597,169	0	597,169
0	500,000	0	500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	0	513,445	0	513,445
0	400,000	1,600,000	2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	0	297,672	1,190,688	1,488,360
0	700,000	0	700,000	North Carolina Medical Care Commission, Health System Revenue Bonds, 5.00% (Mission Health, Inc.), 10/1/2036	0	619,122	0	619,122
0	1,000,000	0	1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025	0	1,075,660	0	1,075,660
0	1,000,000	0	1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds , 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	0	1,008,860	0	1,008,860
0	685,000	0	685,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance, Inc. INS), 10/1/2018	0	546,377	0	546,377

0	250,000	0	250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	0	287,687	0	287,687
0	500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates )/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	0	595,765	0	595,765
0	550,000	0	550,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	0	350,493	0	350,493
0	500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	0	339,505	0	339,505
0	500,000	0	500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.00% (Givens Estates ), 7/1/2033	0	346,060	0	346,060
0	250,000	0	250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	0	185,155	0	185,155
0	500,000	0	500,000	North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian Homes, Inc.), 10/1/2021	0	406,350	0	406,350
0	1,000,000	0	1,000,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	0	1,020,040	0	1,020,040

0	500,000	0	500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 3/1/2019	0	540,495	0	540,495
0	1,000,000	0	1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	0	892,940	0	892,940
0	1,020,000	0	1,020,000	Onslow County, NC, School UT GO Bonds, 5.00%, 4/1/2021	0	1,113,779	0	1,113,779
0	1,200,000	0	1,200,000	Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (United States Treasury PRF 7/1/2009@101)/(Original Issue Yield: 6.02%), 7/1/2019	0	1,228,476	0	1,228,476
0	1,000,000	0	1,000,000	Pitt County, NC, COP (Series 2000B), 5.50% (United States Treasury PRF 4/1/2010@101)/(Original Issue Yield: 5.63%), 4/1/2025	0	1,059,350	0	1,059,350
0	1,000,000	0	1,000,000	Pitt County, NC, COP, 5.00% (MBIA Insurance Corp. INS), 4/1/2025	0	1,001,960	0	1,001,960
0	500,000	0	500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	0	529,095	0	529,095
0	500,000	0	500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC Assurance Corporation INS), 5/1/2030	0	463,705	0	463,705
0	1,000,000	0	1,000,000	Randolph County, NC, COP (Series 2000), 5.60% (United States Treasury PRF 6/1/2009@101)/(Original Issue Yield: 5.77%), 6/1/2018	0	1,018,690	0	1,018,690

0	500,000	0	500,000	Randolph County, NC, COP (Series 2007), 5.00% (AMBAC Assurance Corporation INS), 2/1/2027	0	490,140	0	490,140
0	850,000	0	850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	0	854,726	0	854,726
0	500,000	0	500,000	University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036	0	502,410	0	502,410
0	500,000	0	500,000	University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	0	401,700	0	401,700
0	500,000	0	500,000	University of North Carolina Wilmington, COP (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	0	517,630	0	517,630
0	525,000	0	525,000	University of North Carolina Wilmington, COP, 5.25% (FGIC and MBIA Insurance Corp. INS), 6/1/2022	0	541,543	0	541,543
0	250,000	0	250,000	Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC Assurance Corporation INS), 6/1/2033	0	245,170	0	245,170
0	500,000	0	500,000	Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.76%), 6/1/2018	0	534,310	0	534,310
0	250,000	0	250,000	Winston-Salem, NC Water & Sewer System, Water & Sewer System Revenue Bonds (Series 2009), 5.00%, 6/1/2028	0	258,648	0	258,648
					0	45,864,844	2,651,704	48,516,548
Ohio - 2.5%
0	0	5,000,000	5,000,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	0	0	4,981,900	4,981,900
0	0	1,700,000	1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	0	0	1,729,070	1,729,070

0	0	100,000	100,000	Dayton, OH, LT GO Bonds, 7.00% (MBIA Insurance Corp. INS), 12/1/2009	0	0	104,216	104,216
0	0	200,000	200,000	Fairfield County, OH, LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2023	0	0	202,526	202,526
0	0	1,660,000	1,660,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	0	0	1,640,030	1,640,030
0	0	1,345,000	1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	0	0	1,391,900	1,391,900
0	0	100,000	100,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014	0	0	113,802	113,802
0	0	1,800,000	1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	0	0	1,745,208	1,745,208
0	0	2,000,000	2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	0	0	2,092,880	2,092,880
					0	0	14,001,532	14,001,532
Oklahoma - 0.2%
0	0	75,000	75,000	McAlester, OK Public Works Authority, Revenue Bonds (Series A), 5.75% (FSA INS), 2/1/2020	0	0	76,019	76,019
0	0	1,000,000	1,000,000	Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	0	0	1,115,970	1,115,970
					0	0	1,191,989	1,191,989
Oregon - 0.3%
0	0	1,500,000	1,500,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	0	0	1,516,800	1,516,800

Pennsylvania - 6.1%
0	0	3,890,000	3,890,000	Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	0	0	3,973,207	3,973,207
0	0	1,280,000	1,280,000	Allegheny County, PA Hospital Development, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	0	0	978,944	978,944
0	0	1,085,000	1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	0	0	930,409	930,409
0	0	1,435,000	1,435,000	Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	0	0	1,416,876	1,416,876
0	0	1,700,000	1,700,000	[1,2]Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 13.00%, 3/15/2017	0	0	2,103,580	2,103,580
0	0	5,000,000	5,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	0	0	5,192,300	5,192,300
0	0	1,000,000	1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	0	0	1,015,760	1,015,760
0	0	5,000,000	5,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	0	0	5,416,600	5,416,600
0	0	2,000,000	2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	0	0	1,298,480	1,298,480
0	0	3,000,000	3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	0	0	3,032,040	3,032,040

0	0	1,000,000	1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	0	0	995,760	995,760
0	0	5,000,000	5,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	0	0	5,185,300	5,185,300
0	0	1,000,000	1,000,000	Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	0	0	1,018,110	1,018,110
0	0	135,000	135,000	Pittsburgh, PA Water & Sewer Authority, Revenue Refunding Bonds, 6.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.65%), 9/1/2016	0	0	156,291	156,291
0	0	1,000,000	1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	0	0	1,070,390	1,070,390
					0	0	33,784,047	33,784,047
Puerto Rico - 1.7%
0	1,000,000	0	1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	0	917,490	0	917,490
0	0	1,000,000	1,000,000	Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	0	0	1,005,920	1,005,920
0	0	1,000,000	1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	0	0	842,400	842,400
0	0	4,500,000	4,500,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	0	0	5,122,395	5,122,395
0	170,000	0	170,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	0	125,526	0	125,526

595,000	395,000	0	990,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	526,212	349,334	0	875,546
0	500,000	470,000	970,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	0	304,625	323,449	628,074
0	0	200,000	200,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	0	0	121,850	121,850
					526,212	1,696,975	7,416,014	9,639,201
Rhode Island - 0.4%
0	0	2,500,000	2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	0	0	2,488,625	2,488,625
South Carolina - 1.4%
0	0	300,000	300,000	Hilton Head Island, SC, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 12/1/2009@100)/(Original Issue Yield: 5.80%), 12/1/2017	0	0	310,695	310,695
0	0	220,000	220,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series 2004A), 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2016	0	0	235,825	235,825
0	0	280,000	280,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	0	0	349,549	349,549

0	0	615,000	615,000	South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	0	0	701,635	701,635
0	0	580,000	580,000	South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	0	0	664,251	664,251
0	0	4,000,000	4,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	0	0	3,680,000	3,680,000
0	0	500,000	500,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002A), 5.125% (Santee Cooper)/(FSA INS)/(Original Issue Yield: 5.25%), 1/1/2020	0	0	528,990	528,990
0	0	1,000,000	1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	0	0	1,035,610	1,035,610
					0	0	7,506,555	7,506,555
South Dakota - 0.9%
0	0	250,000	250,000	Sioux Falls, SD Parking Systems, Revenue Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/15/2013	0	0	250,468	250,468
0	0	2,225,000	2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	0	0	2,309,350	2,309,350
0	0	2,420,000	2,420,000	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	0	0	2,455,840	2,455,840
					0	0	5,015,658	5,015,658

Tennessee - 1.1%
0	0	1,880,000	1,880,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	0	2,168,787	2,168,787
0	0	1,120,000	1,120,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	0	0	1,292,043	1,292,043
0	0	935,000	935,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	0	1,074,652	1,074,652
0	0	1,565,000	1,565,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	0	0	1,798,748	1,798,748
					0	0	6,334,230	6,334,230
Texas - 6.6%
0	0	150,000	150,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.125% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.22%), 9/1/2018	0	0	126,988	126,988
0	0	225,000	225,000	Brazoria County Texas Municipal Utility District NO 26, UT GO Bonds, 4.50% (FGIC & MBIA Insurance Corp. INS)/(Original Issue Yield: 4.53%), 9/1/2024	0	0	175,306	175,306

0	0	330,000	330,000	Cameron County TX, LT GO Certificates of Obligation, 5.50% (United States Treasury PRF 2/15/2010@100)/(Original Issue Yield: 5.64%), 2/15/2020	0	0	344,312	344,312
0	0	2,000,000	2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	0	0	2,314,940	2,314,940
0	0	375,000	375,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2018	0	0	379,984	379,984
0	0	500,000	500,000	Corpus Christi, TX Business & Job Development Corp., Revenue Bonds, 5.375% (AMBAC INS), 3/1/2020	0	0	503,970	503,970
0	0	3,000,000	3,000,000	Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	0	0	2,745,360	2,745,360
0	0	2,200,000	2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	0	0	2,258,828	2,258,828
0	0	4,000,000	4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	0	0	4,148,440	4,148,440
0	0	2,000,000	2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	0	0	1,915,660	1,915,660
0	0	500,000	500,000	Harris County-Houston, TX Sports Authority, Sr. Lien Revenue Bonds (Series G), 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.47%), 11/15/2021	0	0	451,085	451,085

0	0	600,000	600,000	Houston, TX Water Conveyance System, COP (Series H), 7.50% (AMBAC INS), 12/15/2011	0	0	661,884	661,884
0	0	1,000,000	1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC & MBIA Insurance Corp. INS), 2/15/2024	0	0	1,025,560	1,025,560
0	0	1,000,000	1,000,000	La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	0	0	996,960	996,960
0	0	250,000	250,000	Laredo, TX ISD, Revenue Bonds (Series A), 5.00% (AMBAC INS), 8/1/2019	0	0	257,305	257,305
0	0	250,000	250,000	Lower Colorado River Authority, TX, Revenue Bonds, 6.00% (United States Treasury COL)/(Original Issue Yield: 6.619%), 1/1/2017	0	0	301,333	301,333
0	0	600,000	600,000	Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	0	0	494,226	494,226
0	0	30,000	30,000	North Texas Municipal Water District, Revenue Bonds, 4.20% (AMBAC INS), 6/1/2020	0	0	30,299	30,299
0	0	2,300,000	2,300,000	Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	0	0	1,877,835	1,877,835
0	0	2,165,000	2,165,000	Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	0	0	1,646,850	1,646,850
0	0	1,000,000	1,000,000	Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	0	0	903,700	903,700
0	0	3,515,000	3,515,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	0	0	3,618,130	3,618,130
0	0	5,000	5,000	San Antonio, TX Water System, Revenue Bonds, 6.50% (United States Treasury PRF 5/15/2009@100)/(Original Issue Yield: 6.67%), 5/15/2010	0	0	5,062	5,062

0	0	1,000,000	1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	0	0	1,034,190	1,034,190
0	0	1,250,000	1,250,000	1,2Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 15.00%, 2/1/2015	0	0	1,336,350	1,336,350
0	0	200,000	200,000	Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014	0	0	229,262	229,262
0	0	1,525,000	1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	0	0	1,563,201	1,563,201
0	0	5,000,000	5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	0	0	5,029,750	5,029,750
0	0	325,000	325,000	Wichita Falls Texas, LT GO Refunding Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2016	0	0	348,858	348,858
					0	0	36,725,628	36,725,628
Utah - 2.3%
0	0	395,000	395,000	Murray City, UT Municipal Building Authority, Revenue Bonds (Series A), 5.30% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 5.37%), 12/1/2021	0	0	438,209	438,209
0	0	8,875,000	8,875,000	Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	0	0	10,363,426	10,363,426
0	0	2,000,000	2,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	0	0	1,941,160	1,941,160
					0	0	12,742,795	12,742,795
Vermont - 0.3%
0	0	1,000,000	1,000,000	Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	0	0	916,230	916,230

0	0	3,000	3,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 1.75% TOBs (Middlebury College), Optional Tender 11/2/2009	0	0	3,006	3,006
0	0	1,165,000	1,165,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	0	0	945,223	945,223
					0	0	1,864,459	1,864,459
Virgin Islands - 0.1%
0	500,000	0	500,000	University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	0	386,030	0	386,030
Virginia - 2.9%
0	0	5,000,000	5,000,000	Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	0	0	5,275,900	5,275,900
0	0	3,000,000	3,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	0	0	3,431,490	3,431,490
0	0	3,900,000	3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	0	0	3,306,498	3,306,498
0	0	4,000,000	4,000,000	Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	0	0	4,162,640	4,162,640
					0	0	16,176,528	16,176,528
Washington - 1.9%
0	0	5,595,000	5,595,000	Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	0	0	5,635,284	5,635,284
0	0	2,000,000	2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	0	0	1,966,080	1,966,080

0	0	1,150,000	1,150,000	Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	0	0	845,975	845,975
0	0	2,000,000	2,000,000	[1,2]Washington State, UT GO Bonds (ROLs II-R11609), 13.06%, 1/1/2016	0	0	2,097,320	2,097,320
					0	0	10,544,659	10,544,659
West Virginia - 0.3%
0	0	2,200,000	2,200,000	Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	0	0	1,630,816	1,630,816
Wisconsin - 5.1%
0	0	450,000	450,000	East Troy, WI, UT GO Bonds, 3.85% (AMBAC INS), 4/1/2017	0	0	460,444	460,444
0	0	1,000,000	1,000,000	Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2017@100), 9/1/2018	0	0	1,080,450	1,080,450
0	0	100,000	100,000	Oshkosh, WI Storm Water Utility, Revenue Bond (Series C), 4.50% (Syncora Guarantee, Inc. LOC)/(Original Issue Yield: 4.55%), 5/1/2023	0	0	94,116	94,116
0	0	20,000	20,000	Sauk County, WI, UT GO Bonds, 4.00% (FGIC INS)/(Original Issue Yield: 4.96%), 10/1/2012	0	0	20,787	20,787
0	0	55,000	55,000	Sauk County, WI, UT GO Refunding Bonds (Series A), 4.00% (United States Treasury PRF 10/1/2011@100)/(Original Issue Yield: 4.96%), 10/1/2012	0	0	58,993	58,993
0	0	400,000	400,000	South Milwaukee, WI School District, UT GO Refunding Bonds, 5.20% (United States Treasury PRF 4/1/2012@100), 4/1/2022	0	0	446,128	446,128
0	0	1,570,000	1,570,000	Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	0	0	1,589,751	1,589,751

0	0	6,000,000	6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	0	0	6,145,500	6,145,500
0	0	5,500,000	5,500,000	Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	0	0	6,241,565	6,241,565
0	0	300,000	300,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	0	0	278,961	278,961
0	0	430,000	430,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	0	0	378,705	378,705
0	0	1,750,000	1,750,000	Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	0	0	1,397,830	1,397,830
0	0	1,810,000	1,810,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	0	0	1,824,896	1,824,896
0	0	1,630,000	1,630,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	0	0	1,520,660	1,520,660
0	0	1,000,000	1,000,000	Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	0	0	763,630	763,630
0	0	2,000,000	2,000,000	[1,2]Wisconsin State, UT GO Bonds (ROLs II-R11604), 12.16%, 5/1/2016	0	0	2,035,820	2,035,820
0	0	4,000,000	4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	0	0	4,025,960	4,025,960
					0	0	28,364,196	28,364,196

Wyoming - 0.2%
0	0	1,000,000	1,000,000	University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	0	0	1,005,480	1,005,480
				TOTAL MUNICIPAL BONDS	59,881,225	47,947,849	436,429,712	544,258,786
SHORT-TERM MUNICIPALS [4] - 1.8%
California - 0.4%
600,000	0	0	600,000	California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	600,000	0	0	600,000
1,500,000	0	0	1,500,000	California State Department of Water Resources Power Supply Program, (Series 2005F-4) Daily VRDNs (Bank of America N.A. LOC), 0.250%, 4/1/2009	1,500,000	0	0	1,500,000
					2,100,000	0	0	2,100,000
New York - 0.3%
0	0	1,900,000	1,900,000	New York City, NY, (Fiscal 1995 Series B-5) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 4/1/2009	0	0	1,900,000	1,900,000
North Carolina - 0.1%
0	400,000	0	400,000	North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	0	400,000	0	400,000
Ohio - 0.8%
0	0	4,400,000	4,400,000	Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children’s Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 4/2/2009	0	0	4,400,000	4,400,000
Texas - 0.2%
0	0	1,200,000	1,200,000	Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	0	0	1,200,000	1,200,000
				TOTAL SHORT-TERM MUNICIPALS	2,100,000	400,000	7,500,000	10,000,000
				Total Municipal Investments - 99.1%	61,981,225	48,347,849	443,929,712	554,258,786
				Other Assets & Liabilities - Net - 0.1%[5]	(31,730)	834,886	(484,964)	318,192
				Total Net Assets - 100%	$61,949,495	$49,182,735	$443,444,748	$554,576,978

Note:  The categories of investments are shown as a percentage of total net assets at March 31, 2009.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $12,112,191, which represented 2.2% of total net assets.
2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At March 31, 2009, these liquid restricted securities amounted to $11,109,917, which represented 2.0% of total net assets.
3 Non-income producing security.
4 Current rate and next reset date shown for Variable Rate Demand Notes.
5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices and Investments in Mutual Funds	$—
Level 2 – Other Significant Observable Inputs	554,258,786
Level 3 – Significant Unobservable Inputs	—
TOTAL	$554,258,786

The following acronyms are used throughout this portfolio:
AMBAC —American Municipal Bond Assurance Corporation
COL —Collateralized
COP —Certificate of Participation
DRIVERs—Derivative Inverse Tax-Exempt Receipts
EDA —Economic Development Authority
EDRBs —Economic Development Revenue Bonds
FGIC —Financial Guaranty Insurance Company
FHA —Federal Housing Administration
FNMA —Federal National Mortgage Assistance
FSA —Financial Security Assurance
GNMA —Government National Mortgage Association
GO —General Obligation
GTD —Guaranteed
HEFA —Health and Education Facilities Authority
HFA —Housing Finance Authority
HFDC —Health Facility Development Corporation
IDA —Industrial Development Authority
IDB —Industrial Development Bond
IDC —Industrial Development Corporation
INS —Insured
ISD —Independent School District
LID —Local Improvement District
LIQ —Liquidity Agreement
LOC —Letter of Credit
LT —Limited Tax
MFH —Multi-Family Housing
PCFA —Pollution Control Finance Authority
PCR —Pollution Control Revenue
PCRBs —Pollution Control Revenue Bonds
PRF —Prerefunded
PSFG —Permanent School Fund Guarantee
SFM —Single Family Mortgage
TOBs —Tender Option Bonds
USD —Unified School District
UT —Unlimited Tax
VRDNs —Variable Rate Demand Notes

Federated California Fund
Federated North Carolina Fund
Federated Municipal Fund
Pro Forma Combining Statements of Assets & Liabilities
March 31, 2009
(unaudited)

					Federated
		Federated			Municipal
	Federated California	North Carolina	Federated Municipal	Pro Forma	Fund Pro Forma
	Fund	Fund	Fund	Adjustment	Combined
Assets:
Investments in securities, at value	$61,981,225	$48,347,849	$443,929,712	$0	$554,258,786
Cash	73,824	16,614	83,194	0	173,632
Income receivable	940,327	941,086	7,029,521	0	8,910,934
Receivable for investments sold	331,635	0	8,718,959	0	9,050,594
Receivable for shares sold	82,271	115,480	288,030	0	485,781
Total assets	63,409,282	49,421,029	460,049,416	0	572,879,727
Liabilities:
Payable for investments purchased	1,044,820	0	15,335,749	0	16,380,569
Payable for shares redeemed	98,479	4,500	384,999	0	487,978
Payable for Directors'/Trustees' fees	0	0	1,487	0	1,487
Payable for distribution services fees	0	0	22,360	0	22,360
Payable for shareholder services fees	0	0	164,484	0	164,484
Income distribution payable	276,336	195,282	529,706	0	1,001,324
Accrued expenses	40,152	38,512	165,883	0	244,547
Total liabilities	1,459,787	238,294	16,604,668	0	18,302,749
Net Assets	$61,949,495	$49,182,735	$443,444,748	$0	$554,576,978
Net Assets Consists of:
Paid-in capital	73,149,304	52,705,433	474,889,190	0	600,743,927
Net unrealized depreciation of investments	(3,968,011)	(1,105,639)	(10,712,722)	0	(15,786,372)
Accumulated net realized loss on investments, futures contracts and swap contracts	(7,232,475)	(2,417,059)	(20,662,831)	0	(30,312,365)
Undistributed (distributions in excess of) net investment income	677	0	(68,889)	0	(68,212)
Total Net Assets	$61,949,495	$49,182,735	$443,444,748	$0	$554,576,978

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$51,580,837		$49,182,735		$396,603,024		$0		$497,366,596
Class B Shares	10,368,658		-		15,104,577		0		25,473,235
Class C Shares	-		-		20,376,480		0		20,376,480
Class F Shares	-		-		11,360,667		0		11,360,667

Shares Outstanding
Class A Shares	5,508,856		4,969,970		42,125,851		229,312	(a)	52,833,989
Class B Shares	1,107,351		-		1,604,405		(5,474	)(a)	2,706,282
Class C Shares	-		-		2,164,591		0		2,164,591
Class F Shares	-		-		1,206,714		0		1,206,714

Net Asset Value Per Share
Class A Shares	$9.36		$9.90		$9.41		0		$19.31
Class B Shares	$9.36		-		$9.41		0		$9.41
Class C Shares	-		-		$9.41		0		$9.41
Class F Shares	-		-		$9.41		0		$9.41

Offering Price Per Share
Class A Shares	$9.80	(b)	$10.37	(b)	$9.85	(b)	0		$20.22
Class B Shares	$9.36		-		$9.41		0		$9.41
Class C Shares	-		-		$9.41		0		$9.41
Class F Shares	-		-		$9.51	(c)	0		$9.51

Redemption Proceeds Per Share
Class A Shares	$9.36		$9.90		$9.41		0		$19.31
Class B Shares	$8.85	(d)	-		$8.89	(d)	0		$8.89
Class C Shares	-		-		$9.32	(e)	0		$9.32
Class F Shares	-		-		$9.32	(e)	0		$9.32

Investments, at identified cost	$69,213,700		$50,764,908		$454,642,434		$0		$574,621,042

a  Adjustment to reflect asset/share balance as a result of the reorganization
b  Computation of offering price per share:  100/95.50 of net asset value
c  Computation of offering price per share:  100/99 of net asset value
d Computation of redemption proceeds per shares: 94.50/100 of net asset value
e Computation of redemption proceeds per shares: 99/100 of net asset value

Federated California Fund
Federated North Carolina Fund
Federated Municipal  Fund
Pro Forma Combining Statements of Operations
March 31, 2009 (unaudited)

						Federated
		Federated				Municipal
	Federated California	North Carolina	Federated Municipal	Pro Forma		Fund Pro Forma
	Fund	Fund	Fund	Adjustment		Combined
Investment Income:
Interest	$4,015,935	$2,722,718	$23,467,091	$0		$30,205,744
Expenses:
Investment advisory fee	286,535	207,923	2,388,575	180,301	(a)	3,063,334
Administrative personnel and services fee	189,782	149,828	346,261	(243,296	)(b)	442,575
Custodian fees	4,609	3,254	23,353	(7,015	)(c)	24,201
Transfer and dividend disbursing agent fees and expenses	47,523	29,055	303,934	(22,352	)(d)	358,160
Directors'/Trustees' fees	2,401	2,164	16,358	(3,923	)(e)	17,000
Auditing fees	20,197	20,196	23,300	(40,193	)(f)	23,500
Legal fees	12,104	9,996	10,767	(22,867	)(g)	10,000
Portfolio accounting fees	85,345	78,491	162,484	(153,674	)(h)	172,646
Distribution services fee - Class A Shares	39,193	34,203	0	(73,396	)(i)	0
Distribution services fee - Class B Shares	98,745	0	122,270	0		221,015
Distribution services fee - Class C Shares	0	0	130,906	0		130,906
Shareholder services fees - Class A Shares	142,622	128,583	980,148	(2,310	)(j)	1,249,043
Shareholder services fees - Class B Shares	32,916	0	40,757	0		73,673
Shareholder services fees - Class C Shares	0	0	43,264	0		43,264
Shareholder services fees - Class F Shares	0	0	16,736	0		16,736
Account administration fee -Class A Shares	1,753	124	11,653	0		13,530
Share registration costs	28,456	18,658	77,372	(62,486	)(k)	62,000
Printing and postage	25,324	21,026	50,886	(50,453	)(l)	46,783
Insurance premiums	4,225	4,176	3,091	(5,492	)(m)	6,000
Taxes	0	0	31,768	10,398	(n)	42,166
Miscellaneous	1,452	874	10,884	(1,210	)(o)	12,000
Total expenses	1,023,182	708,551	4,794,767	(497,968)		6,028,532
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee	(286,535)	(207,923)	(46,945)	541,403	(p)	0
Waiver of administrative personnel and services fee	(34,245)	(24,451)	(8,186)	56,419	(q)	(10,463)
Reduction of custodian fees	(713)	(329)	(298)	0		(1,340)
Waiver of distribution services fee- Class A Shares	(39,193)	(34,203)	0	73,396	(r)	0

Reimbursement of shareholder services fee - Class A Shares	0	0	(543,250)	(86,936	)(s)	(630,186)
Reimbursement of shareholder services fee - Class F Shares	0	0	(8,149)	1,173	(t)	(6,976)
Reimbursement of other operating expenses	(132,714)	(28,912)	0	161,626	(u)	0
Total Waivers, Reduction and Reimbursements	(493,400)	(295,818)	(606,828)	747,081		(648,965)
Net Expenses	529,782	412,733	4,187,939	249,113		5,379,567
Net Investment Income	$3,486,153	$2,309,985	$19,279,152	$(249,113)		$24,826,177
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts
Net realized loss on investments	(4,685,995)	(1,499,059)	(14,009,793)	0		(20,194,847)
Net realized gain on futures contracts	0	0	46,824	0		46,824
Net realized loss on swap contracts	0	(45,500)	(1,480,116)	0		(1,525,616)
Net change in unrealized appreciation (depreciation) of investments	(3,112,373)	(1,396,555)	(12,200,476)	0		(16,709,404)
Net change in unrealized appreciation (depreciation) of swap contracts	202,805	0	50,852	0		253,657
Net realized and unrealized loss on investments, futures contracts and swap contracts	(7,595,563)	(2,941,114)	(27,592,709)	0		(38,129,386)
Change in net assets resulting from operations	$(4,109,410)	$(631,129)	$(8,313,557)	$(249,113)		$(13,303,209)

(See Notes to Pro Forma Financial Statements)

Federated California Fund
Federated North Carolina Fund
Federated Municipal Fund
Notes to Pro Forma Financial Statements
For the Year Ended March 31, 2009 (unaudited)

Note 1. Description of the Fund

Federated California Municipal Income Fund (“Federated California Fund”), is a series of Federated Municipal Securities Income Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Federated California Fund is a non-diversified portfolio offering two classes of shares: Class A Shares and Class B Shares.

Federated North Carolina Municipal Income Fund (“Federated North Carolina Fund”), is a series of Federated Municipal Securities Income Trust, which is registered under the Act, as an open-end management investment company.  The Federated North Carolina Fund is a non-diversified portfolio offering one class of shares: Class A Shares.

Federated Municipal Securities Fund, Inc. (the “Acquiring Fund” or “Federated Municipal Fund”), is registered under the Act, as an open-end management investment company.  The Acquiring Fund is a diversified portfolio offering four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Class F Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (“Pro Forma Financial Statements”) reflect the accounts of Federated California Fund, Federated North Carolina Fund, and Federated Municipal Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended March 31, 2009.  These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2009.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Class B Shares of Federated California Fund for Class A Shares and Class B Shares of Federated Municipal Fund, respectively, and of Class A Shares of Federated North Carolina Fund for Class A Shares of Federated Municipal Fund.  Under generally accepted accounting principles, Federated Municipal Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the Acquiring Fund, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended March 31, 2009, Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund would have paid investment advisory fees computed at the annual rate of 0.40%, 0.40% and 0.54%, respectively, as a percentage of average daily net assets.

The Federated California Fund, Federated North Carolina Fund and Federated Municipal Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Agreement and Plan of Reorganization to be entered into between the Federated Municipal Fund and Federated Municipal Securities Income Trust, on behalf of its portfolio, the Federated California Fund and Article IX of the Agreement and Plan of Reorganization to be entered into between the Federated Municipal Fund and Federated Municipal Securities Income Trust, on behalf of its portfolio, the Federated North Carolina Fund

The Federated California Fund and Federated North Carolina Fund will pay the following direct proxy expenses relating to its participation in its Reorganization: (a) cost of printing and mailing of proxy materials (i.e., the prospectus/proxy statement and other materials used in connection with the special meeting of shareholders); and (b) the cost of processing, soliciting and tabulating the vote of its shareholders in connection with the special meeting.  The Federated Municipal Fund shall bear expenses associated with the qualification of the Federated Municipal Fund’s shares for sale in the various states.  In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, Federated California Fund, Federated North Carolina Fund or Federated Municipal Fund may incur transaction expenses associated with the purchase and sale of portfolio securities.

Federated Investment Management Company, or its affiliates, will pay all remaining expenses associated with the Federated Municipal Fund’s, Federated California Fund’s and Federated North Carolina Fund’s participation in the Reorganization.  Such other expenses may include, without limitation:  (a) expenses associated with the preparation and filing of the proxy materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors/Trustees.

If each Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors/Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors/Trustees.

The Directors/Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources.  If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Directors/Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Class B Shares net asset value per share assumes the issuance of 5,481,492 Class A Shares and 1,101,877 Class B Shares of Federated Municipal Fund in exchange for 5,508,856 Class A Shares and 1,107,351 Class B Shares of Federated California Fund, respectively, and of 5,226,646 Class A Shares of Federated Municipal Fund in exchange for 4,969,970 Class A Shares of Federated North Carolina Fund which would have been outstanding at March 31, 2009 in connection with the proposed reorganization, assuming the three Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Municipal Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.   Each Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”.   As of and during the year ended March 31, 2009, the Funds did not have a liability for any uncertain tax positions.  The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.  As of March 31, 2009, tax years 2006 through 2009 remain subject to examination by Federated Municipal Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania, and for Federated California Fund and Federated North Carolina Fund tax years 2005 through 2008 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(g)
Federated Investment Management Company (“FIMCO”) serves as investment adviser to each Fund.  The advisory agreement between Federated California and Federated North Carolina Funds and FIMCO provides for an annual fee equal to 0.40% of the average daily net assets of each Fund.  The advisory agreement between Federated Municipal Fund and FIMCO provides for an annual fee equal to: (a) 0.30% of the average daily net assets of  Federated Municipal Fund; and (b) 4.50% of its gross income, excluding capital gains or losses.  An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.30% of the average daily net assets of Federated Municipal Pro Forma Combined Fund plus 4.50% of its gross income.

The Advisor may voluntarily choose to waive a portion of its fee.  The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.
.
(h)
Federated Administrative Services (“FAS”), under the Administrative Services Agreement, provides each Fund with certain administrative personnel and services necessary to operate the funds. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares.  FAS may voluntarily choose to waive any portion of its fee.  FAS can terminate its voluntary waiver at any time at its sole discretion.    An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Funds on the Federated Municipal Pro Forma Combined Fund’s average daily net assets.

(i)	Adjustment to reflect custodian fees due to the combining of three portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(nn)
Adjustment to reflect transfer and dividend disbursing agent fees and expenses due to the combining of three portfolios into one and based upon the current expense structure of  the Federated Municipal Fund.

(oo)	Adjustment to reflect Directors’/Trustees’ fees due to the combining of three portfolios into one.

(pp)	Adjustment to reflect auditing fees due to the combining of three portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(qq)	Adjustment to reflect legal fees due to the combining of three portfolios into one.

(rr)	Adjustment to reflect portfolio accounting fees due to the combining of three portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(ss)
Adjustment to reflect distribution services fees resulting from the exchange of Class A Shares of Federated California Fund and Federated North Carolina Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of Federated Municipal Fund.

(tt)
Adjustment to reflect shareholder services fees resulting from the exchange of Class A Shares of Federated California Fund and Federated North Carolina Fund for Class A Shares of Federated Municipal Fund and to reflect the current expense structure for Class A shares of Federated Municipal Fund .

(uu)	Adjustment to reflect share registration costs due to the combining of three portfolios into one.

(vv)	Adjustment to reflect printing and postage due to the combining of three portfolios into one and based upon the current expense structure for the Federated Municipal Fund.

(ww)	Adjustment to reflect insurance premiums due to the combining of three portfolios into one.

(xx)	Adjustment to reflect tax expense due to the combining of three portfolios into one and based upon the current expense structure for the Federated Municipal Fund, a Maryland corporation.

(yy)	Adjustment to reflect miscellaneous expense due to the combining of three portfolios into one.

(zz)	Adjustment to reflect the anticipated waiver of investment advisory fees needed to maintain the voluntary expense caps of the Federated Municipal Fund.

(aaa)
Adjustment to reflect the voluntary waiver of administrative personnel and service fee due to the combining of three portfolios into one and based upon the current expense structure of the Federated Municipal Fund.

(bbb)	Adjustment to reflect the anticipated waiver of distribution services fees based upon the current expense structure of the Federated Municipal Fund.

(ccc)
Adjustment to reflect the reimbursement of shareholder services fees for Class A Shares based on average daily net assets and the current expense structure of the Federated Municipal Pro Forma Combined Fund.

(ddd)
Adjustment to reflect the reimbursement of shareholder services fees for Class F Shares to maintain its voluntary expense cap based on the average daily net assets and expense structure of the Federated Municipal Pro Forma Combined Fund.

(eee)	Adjustment to reflect the anticipated reimbursement of other operating expenses needed to maintain the voluntary expense caps of the Federated Municipal Fund.

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
Each portfolios of Federated Municipal Securities Income Trust

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Part C. Other Information

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1	Conformed copy of Articles of Restatement of the Registrant (including Amendment Nos. 4-13);	(20)

1.2	Conformed copy of Articles Supplementary;	(27)

2.1	Copy of By-Laws of the Registrant (including Amendment Nos. 11-13);	(20)

2.2	Amendment No. 14	(22)

2.3	Amendment No. 15	(23)

2.4	Amendment No. 16	(24)

2.5	Amendment No. 17	(24)

2.6	Amendment No. 18	(24)

3	Not Applicable

4	Form of Plan of Reorganization

5	Copies of Specimen Certificates for Shares of Capital Stock of the Registrant’s Class A Shares, Class B Shares and Class C Shares; As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	(16)

6.1	Conformed Copy of Investment Advisory Contract of the Registrant;	(9)

6.2	Conformed copy of Amendment dated June 1, 2001 to the Investment Advisory Contract of the Registrant;	(21)

7.1	Conformed Copy of Distributor's Contract of the Registrant;	(12)

7.2	Conformed Copy of Exhibit A and B to the Distributor’s Contract of the Registrant;	(20)

7.3	Conformed Copy of Distributor’s Contract (Class B Shares) including Exhibit 1 and Schedule A and B;	(17)

7.4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers 33-38550 and 811-6269);

7.5	Conformed copy of Amendment dated June 1, 2001 to Distributor’s Contract of the Registrant;	(21)

7.6	Conformed copy of Amendment dated October 1, 2003 to Distributor’s Contract of the Registrant	(23)

7.7	Conformed copy of Exhibit E to the Distributor’s Contract of the Registrant	(27)

8	Not applicable

9.1	Conformed Copy of Custodian Contract of the Registrant;	(13)

9.2	Conformed Copy of Custodian Fee Schedule;	(17)

9.3	Conformed copy of Amendment to Custodian Contract of the Registrant;	(21)

10.1	Conformed Copy of Distribution Plan of the Registrant;	(12)

10.2	Conformed Copy of Exhibit A of Distribution Plan of the Registrant;	(20)

10.3	The responses described in Item 23(e) (v) are hereby incorporated by reference.

10.4	Conformed Copy of Exhibit 1 and Schedule A to Distribution Plan (Class B Shares) of the Registrant;	(17)

10.5	Conformed copy of Distribution Plan (including Exhibit A) of the Registrant;	(23)

11	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;

12.1	Conformed Copy of Opinion Regarding Tax Consequences of Reorganization	To Filed by Amendment

13.1	Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custodian Services Procurement;	(15)

13.2	The responses described in Item 23(e) (v) are hereby incorporated by reference.

13.3
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.4
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.5	Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) including Exhibit 1 and Schedule A and B;	(17)

13.6	Conformed Copy of Shareholders Services Agreement (Class B Shares) including Exhibit 1 and Schedule A;	(17)

13.7
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h) (iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13.8
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.9
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h) (viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.10
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);

13.11	Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 1/1/07;	(26)

14	Conformed Copy of Consent of Independent Registered Public Accounting Firm;	(+)

15	Not Applicable

16.1	Conformed Copy of Certification of Resolutions adopted by the Board of Directors	(+)

16.2	Power of Attorney	(+)

17.1	Proxy	(+)

17.2	Proxy	(+)

+	All exhibits have been filed electronically.

2	PEA No. 1 filed November 29, 1976.
9	PEA No. 36 filed July 17, 1990.
12	PEA No. 42 filed May 25, 1994.
13	PEA No. 45 filed May 25, 1995.
15	PEA No. 48 filed May 28, 1996.
16	PEA No. 50 filed May 29, 1997.
17	PEA No. 51 filed May 29, 1998.
20	PEA No. 56 filed May 25, 2001.
21	PEA No. 57 filed May 29, 2002.
22	PEA No. 58 filed May 28, 2003.
23	PEA No. 59 filed June 1, 2004.
24	PEA No. 60 filed May 27, 2005.
26	PEA No. 64 filed March 30, 2007.
27	PEA No. 67 filed May 29, 2008.

Item 17.      Undertakings

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES FUND, INC., has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th  day of August, 2009.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
BY:	/s/ George F. Magera
George F. Magera, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	August 25, 2009
John F. Donahue *	Trustee
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Director
Nicholas P. Constantakis*	Director
John F. Cunningham*	Director
Maureen E. Lally-Green*	Director
Peter E. Madden*	Director
Charles F. Mansfield, Jr.*	Director
R. James Nicholson*	Director
Thomas O’Neill*	Director
John S. Walsh*	Director
James F. Will*	Director
*By Power of Attorney